UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES(#)(1) - 100.0%
Domestic Equity Investment Companies - 65.6%

VALIC Co. I Blue Chip Growth Fund	1,061,616	$18,111,167
VALIC Co. I Dividend Value Fund	3,046,318	39,206,109
VALIC Co. I Mid Cap Index Fund	723,452	19,583,837
VALIC Co. I Mid Cap Strategic Growth Fund	108,335	1,746,357
VALIC Co. I Nasdaq-100 Index Fund	1,500,923	12,322,578
VALIC Co. I Science & Technology Fund†	597,853	13,643,014
VALIC Co. I Small Cap Index Fund	492,427	10,434,519
VALIC Co. I Small Cap Special Values Fund	800,624	10,744,373
VALIC Co. I Stock Index Fund	2,220,681	74,592,659
VALIC Co. I Value Fund	173,901	2,352,884
VALIC Co. II Capital Appreciation Fund	1,022,366	14,854,983
VALIC Co. II Large Cap Value Fund	407,626	6,546,466
VALIC Co. II Mid Cap Growth Fund	516,183	5,528,318
VALIC Co. II Mid Cap Value Fund	1,521,060	36,718,393
VALIC Co. II Small Cap Growth Fund	345,262	6,197,448
VALIC Co. II Small Cap Value Fund	1,251,553	22,252,615

Total Domestic Equity Investment Companies
(cost $218,883,578)		294,835,720

Fixed Income Investment Companies - 12.9%

VALIC Co. I Capital Conservation Fund	285,855	2,841,400
VALIC Co. I Government Securities Fund	345,735	3,720,110
VALIC Co. II Core Bond Fund	2,264,076	24,610,509
VALIC Co. II High Yield Bond Fund	1,204,284	9,489,758
VALIC Co. II Strategic Bond Fund	1,497,555	17,311,737

Total Fixed Income Investment Companies
(cost $58,053,832)		57,973,514

International Equity Investment Companies - 16.1%

VALIC Co. I Emerging Economies Fund	2,946,765	24,310,815
VALIC Co. I Foreign Value Fund	1,165,095	13,014,115
VALIC Co. I International Equities Fund	3,014,869	21,797,501
VALIC Co. I International Growth Fund	949,204	13,108,505

Total International Equity Investment Companies
(cost $64,185,145)		72,230,936

Real Estate Investment Companies - 5.4%

VALIC Co. I Global Real Estate Fund
(cost $20,854,026)	2,692,352	24,096,546

TOTAL INVESTMENTS
(cost $361,976,581)(2)	100.0%	449,136,716
Other assets less liabilities	0.0	13,336

NET ASSETS	100.0%	$449,150,052

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$294,835,720	$—	$—	$294,835,720
Fixed Income Investment Companies	57,973,514	—	—	57,973,514
International Equity Investment Companies	72,230,936	—	—	72,230,936
Real Estate Investment Companies	24,096,546	—	—	24,096,546

Total	$449,136,716	$—	$—	$449,136,716

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.3%
Apparel Manufacturers - 2.5%

Michael Kors Holdings, Ltd.†	11,650	$950,057
Under Armour, Inc., Class A†	12,730	1,027,311

		1,977,368

Applications Software - 7.1%

Intuit, Inc.	15,670	1,163,184
Microsoft Corp.	78,570	2,995,874
Salesforce.com, Inc.†	21,680	1,129,311
ServiceNow, Inc.†	7,200	382,392

		5,670,761

Athletic Footwear - 1.4%

NIKE, Inc., Class B	14,300	1,131,702

Auto/Truck Parts & Equipment-Original - 1.2%

Delphi Automotive PLC	16,460	963,733

Beverages-Non-alcoholic - 3.9%

Coca-Cola Enterprises, Inc.	24,300	1,019,142
PepsiCo, Inc.	24,630	2,080,250

		3,099,392

Building Products-Cement - 0.8%

Martin Marietta Materials, Inc.	6,470	624,743

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	33,630	1,677,128

Casino Hotels - 1.3%

Las Vegas Sands Corp.	14,370	1,030,042

Chemicals-Specialty - 1.1%

Eastman Chemical Co.	11,240	865,817

Commercial Services-Finance - 2.6%

MasterCard, Inc., Class A	2,660	2,023,755

Computer Services - 3.2%

Accenture PLC, Class A	18,540	1,436,294
Cognizant Technology Solutions Corp., Class A†	12,050	1,131,374

		2,567,668

Computers-Memory Devices - 1.1%

EMC Corp.	38,110	908,924

Diversified Manufacturing Operations - 2.8%

Danaher Corp.	16,960	1,268,608
Eaton Corp. PLC	13,570	985,996

		2,254,604

E-Commerce/Products - 2.7%

Amazon.com, Inc.†	5,370	2,113,739

E-Commerce/Services - 1.5%

priceline.com, Inc.†	970	1,156,560

Electronic Components-Semiconductors - 2.9%

Texas Instruments, Inc.	33,340	1,433,620
Xilinx, Inc.	19,260	855,722

		2,289,342

Electronic Forms - 1.6%

Adobe Systems, Inc.†	21,660	1,229,855

Engineering/R&D Services - 1.4%

Fluor Corp.	14,490	1,127,467

Engines-Internal Combustion - 1.8%

Cummins, Inc.	10,710	1,417,576

Finance-Credit Card - 2.2%

American Express Co.	13,630	1,169,454
Discover Financial Services	11,290	601,757

		1,771,211

Finance-Other Services - 1.2%

IntercontinentalExchange Group, Inc.	4,480	955,539

Food-Misc./Diversified - 1.1%

Mondelez International, Inc., Class A	26,460	887,204

Food-Retail - 1.4%

Whole Foods Market, Inc.	20,130	1,139,358

Industrial Gases - 1.8%

Praxair, Inc.	11,600	1,464,616

Internet Content-Entertainment - 2.2%

Facebook, Inc., Class A†	28,830	1,355,298
Twitter, Inc.†	8,980	373,299

		1,728,597

Internet Content-Information/News - 1.1%

LinkedIn Corp., Class A†	3,900	873,717

Investment Management/Advisor Services - 2.2%

Ameriprise Financial, Inc.	8,440	913,630
T. Rowe Price Group, Inc.	9,950	800,577

		1,714,207

Medical-Biomedical/Gene - 10.6%

Alexion Pharmaceuticals, Inc.†	7,860	978,570
Amgen, Inc.	8,980	1,024,439
Biogen Idec, Inc.†	4,490	1,306,455
Celgene Corp.†	7,770	1,256,953
Gilead Sciences, Inc.†	25,360	1,897,182
Illumina, Inc.†	10,200	999,600
Regeneron Pharmaceuticals, Inc.†	1,950	573,027
Vertex Pharmaceuticals, Inc.†	5,570	386,669

		8,422,895

Medical-Drugs - 1.5%

Bristol-Myers Squibb Co.	23,850	1,225,413

Medical-Generic Drugs - 0.7%

Perrigo Co.	3,300	514,437

Medical-Wholesale Drug Distribution - 1.5%

McKesson Corp.	7,400	1,227,586

Metal Processors & Fabrication - 2.2%

Precision Castparts Corp.	6,640	1,716,108

Multimedia - 2.5%

Twenty-First Century Fox, Inc., Class A	29,280	980,587
Viacom, Inc., Class B	12,460	998,918

		1,979,505

Oil Companies-Exploration & Production - 1.5%

EOG Resources, Inc.	6,980	1,151,700

Oil Field Machinery & Equipment - 0.9%

National Oilwell Varco, Inc.	9,030	735,945

Oil-Field Services - 2.3%

Schlumberger, Ltd.	20,440	1,807,305

Retail-Apparel/Shoe - 1.8%

PVH Corp.	6,280	841,018
Urban Outfitters, Inc.†	15,060	587,641

		1,428,659

Retail-Building Products - 1.9%

Home Depot, Inc.	18,410	1,485,135

Retail-Discount - 2.1%

Costco Wholesale Corp.	9,780	1,226,706
Dollar General Corp.†	8,160	464,630

		1,691,336

Retail-Drug Store - 1.1%

CVS Caremark Corp.	12,510	837,670

Retail-Restaurants - 1.6%

Starbucks Corp.	15,720	1,280,551

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	11,610	559,834

Telecommunication Equipment - 1.1%

Juniper Networks, Inc.†	44,000	891,880

Tobacco - 2.5%

Philip Morris International, Inc.	23,610	2,019,599

Transport-Services - 1.5%

FedEx Corp.	8,280	1,148,436

Web Portals/ISP - 4.1%

Google, Inc., Class A†	3,080	3,263,537

Total Long-Term Investment Securities
(cost $56,080,861)		78,052,156

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/02/2013 (cost $1,371,000)	$1,371,000	1,371,000

TOTAL INVESTMENTS
(cost $57,451,861)(1)	100.0%	79,423,156
Liabilities in excess of other assets	(0.0)	(2,556)

NET ASSETS	100.0%	$79,420,600

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$5,670,761	$—	$—	$5,670,761
Medical-Biomedical/Gene	8,422,895	—	—	8,422,895
Other Industries*	63,958,500	—	—	63,958,500
Short-Term Investment Securities:
Time Deposits	—	1,371,000	—	1,371,000

Total	$78,052,156	$1,371,000	$—	$79,423,156

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 33.5%

VALIC Co. I Blue Chip Growth Fund	367,134	$6,263,305
VALIC Co. I Dividend Value Fund	893,104	11,494,247
VALIC Co. I Mid Cap Index Fund	324,355	8,780,277
VALIC Co. I Nasdaq-100 Index Fund	356,547	2,927,253
VALIC Co. I Science & Technology Fund†	142,226	3,245,589
VALIC Co. I Small Cap Index Fund	221,879	4,701,608
VALIC Co. I Small Cap Special Values Fund	149,849	2,010,979
VALIC Co. I Stock Index Fund	897,588	30,149,987
VALIC Co. I Value Fund	50,503	683,303
VALIC Co. II Capital Appreciation Fund	212,594	3,088,991
VALIC Co. II Large Cap Value Fund	144,227	2,316,293
VALIC Co. II Mid Cap Growth Fund	97,210	1,041,117
VALIC Co. II Mid Cap Value Fund	506,203	12,219,747
VALIC Co. II Small Cap Growth Fund	23,724	425,846
VALIC Co. II Small Cap Value Fund	323,959	5,759,989

Total Domestic Equity Investment Companies
(cost $74,576,605)		95,108,531

Fixed Income Investment Companies - 54.2%

VALIC Co. I Capital Conservation Fund	730,567	7,261,840
VALIC Co. I Government Securities Fund	529,128	5,693,414
VALIC Co. I Inflation Protected Fund	1,045,267	11,675,638
VALIC Co. II Core Bond Fund	5,085,164	55,275,737
VALIC Co. II High Yield Bond Fund	3,158,722	24,890,726
VALIC Co. II Strategic Bond Fund	4,240,860	49,024,338

Total Fixed Income Investment Companies
(cost $152,722,886)		153,821,693

International Equity Investment Companies - 9.6%

VALIC Co. I Emerging Economies Fund	1,115,278	9,201,044
VALIC Co. I Foreign Value Fund	556,834	6,219,836
VALIC Co. I International Equities Fund	1,062,940	7,685,057
VALIC Co. I International Growth Fund	304,240	4,201,561

Total International Equity Investment Companies
(cost $25,369,136)		27,307,498

Real Estate Investment Companies - 2.7%

VALIC Co. I Global Real Estate Fund
(cost $7,159,921)	836,542	7,487,049

TOTAL INVESTMENTS
(cost $259,828,548)(2)	100.0%	283,724,771
Other assets less liabilities	0.0	37,169

NET ASSETS	100.0%	$283,761,940

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not represented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$95,108,531	$—	$—	$95,108,531
Fixed Income Investment Companies	153,821,693	—	—	153,821,693
International Equity Investment Companies	27,307,498	—	—	27,307,498
Real Estate Investment Companies	7,487,049	—	—	7,487,049

Total	$283,724,771	$—	$—	$283,724,771

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 5.2%
Diversified Financial Services - 5.2%

Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*	$ 664,000	$658,541
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(1)	1,600,315	1,581,362
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	290,000	291,424
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,271,000	1,279,478
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	675,000	707,337
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	887,000	889,249
CIT Equipment Collateral Series 2012-VT1, Class C 2.55% due 09/20/2016*	103,000	103,224
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	1,141,000	1,187,473
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	1,378,583	1,402,297
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	42,000	42,533
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.54% due 12/25/2034	296,907	273,134
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	243,594	241,686
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,232,000	1,426,454
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	1,526,840	1,653,652
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	550,000	549,495
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	776,867	782,663
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	881,097
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	659,000	659,507
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	791,000	791,029
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	848,000	850,480
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(2)	3,200,000	3,320,070
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	448,000	444,237
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	454,000	458,052
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	265,000	263,810
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(2)	1,914,882	1,873,848
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(2)	2,152,000	2,227,550
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(2)	1,000,000	1,109,166
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.05% due 06/15/2038(2)	2,350,000	2,580,342
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	312,214	319,396
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2 1.97% due 05/15/2046(2)	2,000,000	2,017,186
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C13, Class A2 2.94% due 11/15/2046(2)(5)	1,000,000	1,029,960
Nationstar Mtg. Advance Receivable Trust Series 2013-T2A, Class A2 1.68% due 06/20/2046*	700,000	698,920
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.62% due 08/25/2034	92,629	94,618
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	308,482	310,189

Sierra Timeshare Receivables Funding LLC Series 2013-3A, Class A 2.20% due 10/20/2030*	822,000	826,636
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	442,190	454,901
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	3,717,261	3,780,358
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	2,161,000	2,342,686
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(2)	1,000,000	1,106,729
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.63% due 06/25/2035(1)	1,891,218	1,895,523
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(1)	789,410	771,180
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	98,199	98,900
Wheels SPV LLC Series 2012-1, Class A3 1.53% due 03/20/2021*	300,000	302,883

Total Asset Backed Securities (cost $44,678,366)		44,579,255

U.S. CORPORATE BONDS & NOTES - 23.8%
Advanced Materials - 0.0%

Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	300,000	315,000

Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,925,000	1,814,245

Advertising Services - 0.1%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	531,000	496,485

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	917,000	890,071

Aerospace/Defense-Equipment - 0.4%

Alliant Techsystems, Inc. Senior Notes 5.25% due 10/01/2021*	419,000	421,095
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	299,000	304,606
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	2,730,000	2,734,761

		3,460,462

Agricultural Chemicals - 0.3%

Mosaic Co. Senior Notes 4.25% due 11/15/2023	1,485,000	1,477,710
Mosaic Co. Senior Notes 5.45% due 11/15/2033	614,000	627,361
Mosaic Co. Senior Notes 5.63% due 11/15/2043	614,000	624,994

		2,730,065

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	143,432	152,756
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	147,699	150,653
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	700,000	705,250

		1,008,659

Alternative Waste Technology - 0.1%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020*	479,000	506,543

Auto-Cars/Light Trucks - 0.2%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	391,000	444,762
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	1,065,000	1,092,619

		1,537,381

Auto/Truck Parts & Equipment-Original - 0.0%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021*	353,000	368,885

Banks-Commercial - 1.0%

FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	533,000	531,342

KeyBank NA Senior Notes 1.10% due 11/25/2016	1,666,000	1,666,845
Union Bank NA Senior Notes 1.50% due 09/26/2016	687,000	697,295
Union Bank NA Senior Notes 2.63% due 09/26/2018	1,542,000	1,582,636
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	930,000	970,438
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,511,000	1,620,928
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,874,000	1,863,811

		8,933,295

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	949,000	956,906
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,529,073

		2,485,979

Banks-Super Regional - 0.0%

SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	45,000	49,108

Beverages-Non-alcoholic - 0.0%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	240,000	230,400

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	2,084,000	2,094,424

Building & Construction Products-Misc. - 0.1%

Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	446,000	488,709

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	650,000	624,000

Building Products-Cement - 0.1%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	468,000	504,270

Building Products-Wood - 0.0%

Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	10,000	10,500

Building-Residential/Commercial - 0.1%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	528,750

Cable/Satellite TV - 0.2%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	747,000	720,855
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	900,000	860,953
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	345,000	432,123

		2,013,931

Capacitors - 0.0%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	250,000	243,125

Casino Hotels - 0.2%

Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	140,000	112,700
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	308,000	314,930
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	366,000	365,085
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	300,000	301,125
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	515,000	547,187
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	171,500

		1,812,527

Casino Services - 0.0%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	44,000	45,210

Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	90,000	92,475

		137,685

Cellular Telecom - 0.1%

Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	579,000	622,425
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	179,000	190,635
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	182,000	190,645

		1,003,705

Chemicals-Diversified - 0.1%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	596,000	603,450
Olin Corp. Senior Notes 5.50% due 08/15/2022	375,000	374,062

		977,512

Chemicals-Other - 0.0%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	354,000	402,675

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	667,103

Coal - 0.3%

CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	600,000	622,500
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	340,000	350,200
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	591,000	627,937
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	585,000	598,163
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	531,905

		2,730,705

Coatings/Paint - 0.0%

US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	310,000	328,600

Commercial Services-Finance - 0.1%

Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	233,000	234,165
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	380,000	414,675

		648,840

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	1,180,000	1,109,356
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	220,000	267,336

		1,376,692

Computers-Memory Devices - 0.1%

EMC Corp. Senior Notes 2.65% due 06/01/2020	1,178,000	1,165,443

Consumer Products-Misc. - 0.2%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	459,000	487,114
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,309,000	1,341,725

		1,828,839

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	662,000	728,200

Containers-Paper/Plastic - 0.1%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	369,000	395,752
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	212,000	230,020
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	259,000	295,260

		921,032

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	670,118

Data Processing/Management - 0.0%

Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	96,000	100,320

Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	76,000	78,470

		178,790

Diagnostic Equipment - 0.1%

Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	462,000	497,124

Direct Marketing - 0.0%

Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	157,600	164,298

Distribution/Wholesale - 0.1%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	640,000	601,600

Diversified Banking Institutions - 2.1%

Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	2,300,000	2,567,253
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	87,457
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	3,761,000	3,862,603
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023	1,678,000	1,687,205
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,907,000	2,098,102
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,744,000	1,934,091
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	699,000	689,150
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	679,000	808,724
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,208,000	1,328,284
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	3,137,000	3,222,223

		18,285,092

Diversified Financial Services - 0.7%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,177,000	1,296,683
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	632,000	732,573
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,872,000	2,119,235
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,383,000	1,714,042

		5,862,533

Diversified Manufacturing Operations - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	340,260
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,156,884

		1,497,144

Diversified Operations - 0.2%

Leucadia National Corp. Senior Notes 5.50% due 10/18/2023	1,069,000	1,077,765
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	892,000	875,196

		1,952,961

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	720,000	732,600

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	320,000	276,120

Electric-Generation - 0.1%

AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	499,525

Electric-Integrated - 0.8%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	446,000	434,767
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	439,000	469,028
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	873,700
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	278,035
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	435,000	468,082
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*	533,000	531,998

Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045	754,000	760,382
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	737,000	805,430
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,490,000	1,447,030
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	665,000	733,935

		6,802,387

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	548,000	553,480
Intel Corp. Senior Notes 1.95% due 10/01/2016	1,434,000	1,481,100

		2,034,580

Electronics-Military - 0.2%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	1,692,000	1,789,304

Enterprise Software/Service - 0.1%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	569,000	603,140

Entertainment Software - 0.1%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	598,000	621,173

Finance-Auto Loans - 0.2%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	527,000	530,189
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	697,928
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	135,900

		1,364,017

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	434,000	449,732
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	400,000	395,000

		844,732

Finance-Consumer Loans - 0.1%

HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	567,000	660,070

Finance-Investment Banker/Broker - 0.2%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	1,931,000	2,054,595

		2,054,636

Finance-Leasing Companies - 0.1%

Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	793,000	824,720

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	463,000	466,438

Firearms & Ammunition - 0.1%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	481,443

Food-Meat Products - 0.1%

JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	600,000	622,500

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	976,000	1,143,478

Food-Retail - 0.0%

SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	310,000	304,188

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(4)(5)	8,066	3,055

Gas-Distribution - 0.1%

Sempra Energy Senior Notes 4.05% due 12/01/2023	750,000	750,540

Gold Mining - 0.1%

Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	896,000	774,733

Home Furnishings - 0.0%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	265,000	272,813

Independent Power Producers - 0.3%

Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	208,000	206,960
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	688,000	706,920
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	144,000	157,680
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	150,000	164,250
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	523,000	602,757
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	450,563

		2,289,130

Insurance-Life/Health - 0.5%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	620,238
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,493,000	2,440,178
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	360,172
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	969,000	971,547

		4,392,135

Insurance-Multi-line - 0.2%

Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,298,000	1,340,437

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	220,000	222,709
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,407,221

		1,629,930

Insurance-Property/Casualty - 0.1%

ProAssurance Corp. Senior Notes 5.30% due 11/15/2023	900,000	917,352

Investment Management/Advisor Services - 0.0%

Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	319,000	334,153

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	721,000	729,370

Machinery-Farming - 0.1%

CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	836,000	844,360

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	455,000	473,200

Medical Instruments - 0.1%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	627,000	658,350

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	423,085
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	512,000	636,685
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	579,000	607,950

		1,667,720

Medical-Drugs - 0.2%

AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	1,157,000	1,165,886
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	744,000	803,520

		1,969,406

Medical-Generic Drugs - 0.3%

Mylan, Inc. Company Guar. Notes 2.60% due 06/24/2018*	336,000	338,341
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	1,644,000	1,867,816

		2,206,157

Medical-HMO - 0.1%

Cigna Corp. Senior Notes 4.38% due 12/15/2020	962,000	1,026,352
Cigna Corp. Senior Notes 6.15% due 11/15/2036	247,000	283,220

		1,309,572

Medical-Hospitals - 0.2%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	330,330
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	722,000	749,075
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	560,000	592,200
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021*	239,000	240,195
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	39,000	42,315

		1,954,115

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	605,000	597,378

MRI/Medical Diagnostic Imaging - 0.1%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	622,000	646,880

Multimedia - 0.5%

News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	1,251,000	1,263,521
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	1,285,000	1,553,839
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	685,249
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	1,184,000	1,232,826

		4,735,435

Music - 0.0%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	191,000	199,118

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	640,000	672,000

Oil Companies-Exploration & Production - 1.6%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	328,000	350,960
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	1,095,000	1,311,118
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*	575,000	543,375
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	225,000	246,375
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	247,000	267,378
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	886,000	877,140
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	801,000	825,030
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	527,625
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	610,000	654,987
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	890,000	901,125
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	556,000	589,360
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	220,000	218,900
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	135,000	144,450
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	585,000	601,087
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	485,000	506,219
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	614,000	643,165
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	255,000	260,738
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	260,000	279,825
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	637,000	696,652

Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	1,050,000	1,147,223
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	871,000	964,632
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	125,000	132,813
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	575,000	628,187
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	400,000	401,500
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	275,000	287,375

		14,007,239

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/2041	1,256,000	1,316,916
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	581,766

		1,898,682

Oil Refining & Marketing - 0.2%

Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	620,000	632,400
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	633,000	722,502

		1,354,902

Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*(6)(7)	297,000	103,950

Paper & Related Products - 0.9%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	670,000	604,675
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,326,000	2,361,669
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,190,000	2,129,987
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,551,000	1,751,622
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	598,000	603,980

		7,451,933

Pipelines - 0.6%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	796,000	780,080
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	314,000	304,580
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	125,000	132,500
Crestwood Midstream LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	300,000	307,125
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	409,000	358,570
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	153,000	161,980
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	766,000	783,967
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	342,000	413,464
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	280,000	301,700
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	405,000	401,618
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	431,000	408,373
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	490,000	503,475

		4,857,432

Printing-Commercial - 0.1%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	220,000	252,450

Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	540,000	538,650

		791,100

Publishing-Newspapers - 0.1%

Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	858,000	875,160
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	385,000	417,725

		1,292,885

Publishing-Periodicals - 0.1%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	600,000	607,500

Racetracks - 0.1%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	638,000	636,405

Real Estate Investment Trusts - 0.2%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	355,000	385,569
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	646,000	608,855
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	347,566
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	195,000	196,950
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	438,000	446,284

		1,985,224

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	444,488

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/2016	135,000	143,854

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(4)(5)	100,000	4

Rental Auto/Equipment - 0.1%

NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	781,000	818,097

Retail-Apparel/Shoe - 0.1%

L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	145,000	147,900
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	314,150

		462,050

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,466,000	1,464,729

Retail-Automobile - 0.3%

AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	2,145,000	2,316,600

Retail-Discount - 0.1%

Dollar General Corp. Senior Notes 3.25% due 04/15/2023	734,000	671,836

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	307,065	329,751
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	530,238	575,189

		904,940

Retail-Pawn Shops - 0.0%

Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018*	350,000	332,500

Retail-Regional Department Stores - 0.1%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	620,000	621,550

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	215,000	237,040
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	511,000	556,990
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	413,000	446,040

		1,240,070

Savings & Loans/Thrifts - 0.7%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,020,000	1,082,163
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,561,000	1,803,127
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,584,776

Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	431,000	445,137

		5,915,203

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	679,000	623,007
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	360,000	314,296
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	445,954

		1,383,257

Security Services - 0.3%

ADT Corp. Senior Notes 3.50% due 07/15/2022	2,257,000	1,975,866
ADT Corp. Senior Notes 6.25% due 10/15/2021*	799,000	833,956

		2,809,822

Semiconductor Equipment - 0.1%

Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	448,000	454,720

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	354,000	385,860

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,531,170
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	439,818

		1,970,988

Steel Pipe & Tube - 0.1%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	486,000	483,570

Steel-Producers - 0.2%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	413,000	389,253
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	365,000	404,237
Nucor Corp. Senior Notes 4.00% due 08/01/2023	750,000	738,104

		1,531,594

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	452,025

Telecom Services - 0.0%

Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	142,037

Telephone-Integrated - 1.1%

CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	650,000	641,875
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,217,000	1,314,360
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	708,000	810,660
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	292,000	343,100
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	635,000	682,625
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	935,000	994,079
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	2,945,000	3,287,709
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,329,000	1,512,478

		9,586,886

Television - 0.1%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	603,000	634,657
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	610,000	626,775

		1,261,432

Theaters - 0.0%

Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	306,000	301,028

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.90% due 03/30/2023	680,000	649,635

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	590,000	636,222

Travel Services - 0.0%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	277,000	306,431

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	697,000	695,257

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	19,795	19,920

Total U.S. Corporate Bonds & Notes
(cost $202,159,238)		202,659,752

FOREIGN CORPORATE BONDS & NOTES - 8.4%
Advertising Services - 0.1%

WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	765,000	747,954

Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	600,000	622,500

Auto-Cars/Light Trucks - 0.2%

Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	1,729,000	1,734,486

Auto/Truck Parts & Equipment-Original - 0.1%

Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	921,000	918,697

Banks-Commercial - 2.4%

ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,293,435
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	794,000	804,499
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018*	1,250,000	1,252,553
BPCE SA Sub. Notes 5.70% due 10/22/2023*	1,326,000	1,367,743
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	375,590
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	1,975,000	1,972,494
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.75% due 12/01/2043	2,351,000	2,404,673
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	1,642,000	1,737,991
ING Bank NV Notes 2.00% due 09/25/2015*	2,051,000	2,083,652
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	1,634,000	1,751,648
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	1,390,000	1,411,995
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	2,015,000	1,987,074
Santander UK PLC Sub. Notes 5.00% due 11/07/2023*	895,000	894,955

		20,338,302

Banks-Money Center - 0.1%

Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018	1,183,000	1,188,699

Beverages-Non-alcoholic - 0.4%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,764,000	1,765,452
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	1,084,000	1,071,098
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043	784,000	786,108

		3,622,658

Building Products-Cement - 0.0%

Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*	337,000	341,212

Cable/Satellite TV - 0.0%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	300,000	321,750

Casino Hotels - 0.1%

Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	599,000	604,990

Chemicals-Diversified - 0.2%

LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019	1,099,000	1,233,896
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	283,000	291,490

		1,525,386

Commercial Services - 0.0%

Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	319,000	255,200

Computers-Memory Devices - 0.2%

Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023	1,451,000	1,378,450

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	488,000	489,220

Diversified Banking Institutions - 0.5%

Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	828,000	839,863
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	1,314,000	1,532,552
Societe Generale SA Senior Notes 5.20% due 04/15/2021*	1,485,000	1,644,428
UBS AG Sub. Notes 7.63% due 08/17/2022	335,000	383,151

		4,399,994

Diversified Financial Services - 0.2%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	1,360,000	1,449,226

Diversified Manufacturing Operations - 0.4%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	590,000	587,050
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	657,000	657,222
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	1,477,000	1,460,917
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	639,000	643,166

		3,348,355

Diversified Minerals - 0.2%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	725,000	783,000
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	1,445,000	1,372,733

		2,155,733

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	348,840

Gas-Distribution - 0.1%

Centrica PLC Senior Notes 4.00% due 10/16/2023*	724,000	714,046

Hazardous Waste Disposal - 0.1%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	600,000	621,000

Import/Export - 0.2%

Svensk Exportkredit AB FRS Sub. Notes 2.88% due 11/14/2023*	1,467,000	1,452,741

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 2.30% due 12/15/2018	1,738,000	1,737,374

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,467,331
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	156,000	156,780

		1,624,111

Medical-Generic Drugs - 0.1%

Perrigo Co., Ltd. Company Guar. Notes 2.30% due 11/08/2018*	630,000	631,828

Non-Ferrous Metals - 0.1%

Corp Nacional del Cobre de Chile Senior Notes 5.63% due 10/18/2043*	775,000	754,504

Oil & Gas Drilling - 0.3%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	1,290,000	1,449,554
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	409,000	445,958
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	555,825

		2,451,337

Oil Companies-Exploration & Production - 0.4%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,773,000	2,216,963
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	494,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	354,000	361,080

		3,072,043

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,208,000	1,203,760
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,073,000	1,094,434
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	950,000	986,893
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	977,000	865,284
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	1,191,000	1,199,935
Statoil ASA Company Guar. Notes 4.80% due 11/08/2043	765,000	768,363

		6,118,669

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	937,000	871,410

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	429,000	420,420

Satellite Telecom - 0.0%

Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	338,000	354,055

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	363,370

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 6.75% due 02/25/2022	236,000	255,765
ArcelorMittal Senior Notes 7.25% due 03/01/2041	211,000	200,450

		456,215

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,004,455

Telecom Services - 0.1%

Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(8)(13)	478,093	493,631

Telephone-Integrated - 0.3%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	1,630,000	1,819,871
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	548,000	542,988

		2,362,859

Total Foreign Corporate Bonds & Notes
(cost $71,111,165)		71,295,720

FOREIGN GOVERNMENT AGENCIES - 5.3%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	993,943

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,032,000	1,072,093

Sovereign - 5.1%

Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	629,000	580,252
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040	473,000	389,043
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028	95,000	67,783
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034	383,000	272,888
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026	400,000	329,000
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031	1,063,000	871,660
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022	200,000	182,000
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039	494,000	414,960
Dominican Republic Senior Notes 5.88% due 04/18/2024*	100,000	93,800

Dominican Republic Notes 6.60% due 01/28/2024*	100,000	100,000
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023	321,000	276,060
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	200,000	188,000
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	600,000	636,000
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	768,000	737,280
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	90,000	102,375
Federative Republic of Brazil Senior Notes 12.25% due 03/06/2030	244,000	425,170
Government of Belize Senior Notes 5.00% due 02/20/2038(3)	511,000	316,820
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	962,733
Government of Romania Senior Notes 6.75% due 02/07/2022	200,000	226,600
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	207,290
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042	270,000	226,125
Lebanese Republic Notes 4.00% due 12/31/2017	616,500	607,252
Lebanese Republic Senior Notes 6.75% due 11/29/2027	232,000	227,360
Lebanese Republic Senior Notes 8.25% due 04/12/2021	150,000	166,875
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	253,000	251,103
Plurinational State of Bolivia Senior Notes 4.88% due 10/29/2022	500,000	475,000
Republic of Argentina Senior Notes 8.28% due 12/31/2033	2,388,539	1,867,340
Republic of Armenia Senior Notes 6.00% due 09/30/2020*	200,000	196,700
Republic of Belarus Senior Notes 8.75% due 08/03/2015	100,000	99,600
Republic of Belarus Senior Notes 8.95% due 01/26/2018	400,000	392,480
Republic of Bulgaria Senor Bonds 8.25% due 01/15/2015	931,000	1,004,316
Republic of Colombia Senior Notes 2.63% due 03/15/2023	755,000	664,400
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	193,000
Republic of Colombia Senior Notes 4.38% due 07/12/2021	1,231,000	1,280,240
Republic of Colombia Senior Notes 8.25% due 12/22/2014	746,000	798,220
Republic of Croatia Senior Notes 6.38% due 03/24/2021	300,000	312,060
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	350,000	349,125
Republic of Gabon Bonds 8.20% due 12/12/2017	750,000	873,750
Republic of Honduras Senior Notes 7.50% due 03/15/2024	490,000	452,025
Republic of Hungary Senior Notes 4.13% due 02/19/2018	334,000	334,668
Republic of Hungary Senior Notes 5.75% due 11/22/2023	402,000	397,980
Republic of Hungary Senior Notes 6.25% due 01/29/2020	445,000	477,819
Republic of Hungary Senior Notes 7.63% due 03/29/2041	964,000	1,028,106
Republic of Indonesia Senior Notes 3.75% due 04/25/2022	400,000	361,500
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	200,500
Republic of Indonesia Bonds 6.63% due 02/17/2037	235,000	237,350
Republic of Ivory Coast Senior Notes 7.10% due 12/31/2032(3)	1,249,000	1,114,732

Republic of Lithuania Senior Notes 6.13% due 03/09/2021	192,000	218,544
Republic of Lithuania Senior Notes 6.75% due 01/15/2015	200,000	212,172
Republic of Namibia Notes 5.50% due 11/03/2021	490,000	503,475
Republic of Panama Senior Notes 4.30% due 04/29/2053	256,000	192,640
Republic of Panama Bonds 5.20% due 01/30/2020	120,000	129,900
Republic of Panama Senior Notes 7.25% due 03/15/2015	296,000	319,680
Republic of Panama Bonds 9.38% due 04/01/2029	10,000	13,900
Republic of Peru Senior Notes 5.63% due 11/18/2050	113,000	111,588
Republic of Peru Senior Notes 7.13% due 03/30/2019	350,000	419,125
Republic of Peru Senior Notes 8.38% due 05/03/2016	211,000	244,233
Republic of Poland Senior Notes 3.00% due 03/17/2023	1,510,000	1,379,762
Republic of Poland Senior Notes 3.88% due 07/16/2015	1,122,000	1,176,581
Republic of South Africa Senior Notes 4.67% due 01/17/2024	1,185,000	1,137,600
Republic of South Africa Bonds 6.25% due 03/08/2041	571,000	584,561
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	500,000	462,500
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	200,000	191,500
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	1,177,000	1,232,907
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	800,000	947,200
Republic of the Philippines Senior Notes 6.50% due 01/20/2020	100,000	118,375
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	90,000	135,000
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	100,000	132,750
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	300,000	465,000
Republic of Turkey Senior Notes 3.25% due 03/23/2023	550,000	470,937
Republic of Turkey Bonds 4.88% due 04/16/2043	506,000	406,571
Republic of Turkey Bonds 5.13% due 03/25/2022	370,000	366,300
Republic of Turkey Bonds 6.00% due 01/14/2041	289,000	269,854
Republic of Turkey Senior Notes 6.25% due 09/26/2022	400,000	428,960
Republic of Turkey Senior Notes 6.88% due 03/17/2036	735,000	765,319
Republic of Turkey Senior Notes 7.38% due 02/05/2025	466,000	522,386
Republic of Ukraine Bonds 7.50% due 04/17/2023	854,000	726,071
Republic of Ukraine Senior Notes 7.80% due 11/28/2022	1,541,000	1,325,568
Republic of Venezuela Bonds 7.65% due 04/21/2025	43,000	27,950
Russian Federation Senior Notes 4.50% due 04/04/2022	400,000	407,200
Russian Federation Senior Notes 7.50% due 03/31/2030(3)	2,657,655	3,109,456
United Mexican States Senior Notes 3.63% due 03/15/2022	330,000	327,030
United Mexican States Senior Notes 4.75% due 03/08/2044	1,282,000	1,125,596
United Mexican States Senior Notes 5.75% due 10/12/2110	354,000	319,485

United Republic of Tanzania FRS Notes 6.39% due 03/09/2020	320,000	334,400

		43,231,416

Total Foreign Government Agencies
(cost $46,557,835)		45,297,452

U.S. GOVERNMENT AGENCIES - 27.4%
Federal Home Loan Mtg. Corp. - 7.1%

2.50% due 01/01/2028	1,476,085	1,478,417
2.50% due 04/01/2028	2,829,511	2,834,089
3.00% due 08/01/2027	685,907	706,018
3.00% due 10/01/2042	2,648,542	2,547,802
3.00% due 11/01/2042	2,109,180	2,028,955
3.00% due 02/01/2043	4,836,126	4,627,757
3.00% due 04/01/2043	4,465,231	4,295,391
3.00% due 05/01/2043	1,045,600	1,005,829
3.00% due 08/01/2043	991,069	953,373
3.50% due 02/01/2042	884,773	891,260
3.50% due 03/01/2042	919,939	926,684
3.50% due 04/01/2042	3,106,781	3,129,560
3.50% due 08/01/2042	5,070,747	5,108,980
3.50% due 09/01/2043	2,847,776	2,869,902
4.00% due 03/01/2023	2,325,003	2,468,181
4.00% due 09/01/2040	463,831	482,354
4.00% due 10/01/2043	10,186,966	10,598,771
4.50% due 11/01/2018	76,804	81,391
4.50% due 02/01/2019	83,757	88,765
4.50% due 01/01/2039	114,569	122,071
4.50% due 12/01/2039	1,699,128	1,830,762
4.50% due 06/01/2041	1,469,565	1,568,165
5.00% due 10/01/2033	8,636	9,375
5.00% due 03/01/2038	230,031	248,291
5.00% due 07/01/2040	2,130,811	2,310,490
5.50% due 11/01/2018	43,498	46,494
5.50% due 11/01/2032	48,188	52,744
5.50% due 07/01/2034	55,572	60,592
5.50% due 02/01/2035	174,202	189,476
5.50% due 07/01/2035	3,293	3,580
5.50% due 08/01/2035	594,665	645,021
5.50% due 01/01/2036	852,688	931,457
5.50% due 05/01/2037	160,747	174,745
5.50% due 09/01/2037	249,358	270,214
5.50% due 10/01/2037	957,055	1,037,101
5.50% due 04/01/2038	804,607	871,903
5.50% due 06/01/2041	734,395	795,819
6.00% due 07/01/2035	102,461	112,540
6.00% due 03/01/2040	710,770	780,953
6.50% due 12/01/2032	161,087	178,949
6.50% due 02/01/2036	43,166	47,876
6.50% due 09/01/2036	871	965
6.50% due 05/01/2037	156,614	177,686
6.50% due 11/01/2037	265,543	303,088
7.00% due 11/01/2016	3,966	4,171
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.63% due 09/15/2039(1)(9)	2,213,021	351,786

		60,249,793

Federal National Mtg. Assoc. - 19.4%

2.50% due 02/01/2028	2,744,997	2,744,368
2.50% due 04/01/2028	2,973,956	2,973,204
3.00% due 10/01/2027	452,668	467,105
3.00% due 11/01/2027	3,042,205	3,139,255
3.00% due 01/01/2028	4,392,528	4,535,457
3.00% due 03/01/2042	2,452,545	2,368,813
3.00% due 12/01/2042	6,237,038	6,024,101
3.00% due 05/01/2043	5,421,293	5,236,205
3.00% due December TBA	6,320,000	6,095,591
3.50% due 09/01/2026	2,993,074	3,157,493
3.50% due 08/01/2027	757,003	798,400
3.50% due 10/01/2028	4,602,133	4,853,743
3.50% due 12/01/2041	818,736	826,543
3.50% due 03/01/2042	1,157,438	1,167,849
3.50% due 08/01/2042	4,955,993	5,003,417
3.50% due 09/01/2042	956,275	964,876
3.50% due 03/01/2043	4,788,451	4,831,519
3.50% due 08/01/2043	6,445,165	6,503,135
3.50% due December TBA	490,000	493,886
4.00% due 08/01/2026	3,050,270	3,249,134
4.00% due 04/01/2039	2,022,068	2,109,524
4.00% due 06/01/2039	886,692	929,835
4.00% due 07/01/2039	259,412	270,637
4.00% due 08/01/2040	907,159	946,200
4.00% due 09/01/2040	398,285	415,570
4.00% due 10/01/2040	689,139	718,724
4.00% due 12/01/2040	3,518,926	3,672,479
4.00% due 03/01/2041	1,085,770	1,132,710
4.00% due 10/01/2041	2,042,467	2,131,562
4.00% due 11/01/2041	2,719,636	2,838,497
4.00% due 11/01/2043	7,889,549	8,235,267
4.00% due December TBA	8,142,000	8,493,124
4.50% due 06/01/2018	12,989	13,826
4.50% due 10/01/2024	1,490,753	1,588,134
4.50% due 01/01/2025	875,323	955,016
4.50% due 03/01/2025	1,976,740	2,104,660
4.50% due 05/01/2025	1,472,067	1,567,257
4.50% due 06/01/2039	461,970	492,620
4.50% due 09/01/2039	4,910,545	5,238,990
4.50% due 01/01/2040	864,158	933,441
4.50% due 02/01/2040	1,807,173	1,954,307
4.50% due 05/01/2040	723,173	780,713
4.50% due 08/01/2040	2,107,164	2,258,009
4.50% due 09/01/2040	7,081,403	7,561,271
4.50% due 11/01/2040	882,093	942,017
4.50% due 12/01/2040	931,438	995,275
4.50% due 05/01/2041	1,926,219	2,056,553
4.50% due 12/01/2041	6,650,000	7,094,719
5.00% due 03/15/2016	248,000	273,614
5.00% due 09/01/2018	6,036	6,436
5.00% due 10/01/2018	5,272	5,622
5.00% due 02/01/2020	12,261	13,206
5.00% due 06/01/2022	326,422	352,583

5.00% due 10/01/2024	561,800	609,349
5.00% due 09/01/2033	1,817,654	1,981,290
5.00% due 02/01/2036	518,216	562,918
5.00% due 04/01/2040	902,773	987,928
5.00% due 05/01/2040	2,101,482	2,292,048
5.00% due 07/01/2040	4,842,493	5,277,722
5.00% due December TBA	5,375,000	5,843,213
5.50% due 12/01/2029	530,281	581,497
5.50% due 12/01/2033	100,244	109,704
5.50% due 05/01/2034	82,740	90,609
5.50% due 08/01/2034	882,600	965,777
5.50% due 02/01/2037	1,008,236	1,101,745
5.50% due 07/01/2037	154,977	169,237
5.50% due 06/01/2038	674,851	742,022
5.50% due 09/01/2039	1,759,578	1,932,845
6.00% due 09/01/2016	12,098	12,581
6.00% due 12/01/2016	4,497	4,715
6.00% due 12/01/2033	112,690	125,765
6.00% due 07/01/2034	79,291	88,419
6.00% due 11/01/2035	244,947	270,967
6.00% due 06/01/2036	209,114	232,363
6.00% due 12/01/2036	444,147	489,993
6.00% due 10/01/2037	45,172	49,680
6.00% due 11/01/2037	244,709	269,243
6.00% due 05/01/2038	121,944	134,239
6.00% due 07/01/2038	2,068,109	2,276,877
6.00% due 09/01/2038	1,103,075	1,216,054
6.00% due 11/01/2038	688,417	757,722
6.50% due 02/01/2017	5,538	5,827
6.50% due 03/01/2017	9,798	10,400
6.50% due 04/01/2029	25,767	28,614
6.50% due 06/01/2029	30,008	33,332
6.50% due 07/01/2032	13,989	15,787
6.50% due 02/01/2037	226,275	251,122
6.50% due 09/01/2037	225,394	250,670
6.50% due 10/01/2037	127,699	142,131
6.50% due 10/01/2038	86,620	96,140
6.50% due 02/01/2039	69,910	77,518
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	930,465	929,955

		165,534,510

Government National Mtg. Assoc. - 0.7%
4.50% due 05/15/2039	1,163,834	1,275,019
5.00% due 05/15/2034	497,178	545,286
5.00% due 08/15/2039	553,621	604,916
5.00% due 01/15/2040	816,216	908,455
5.50% due 12/15/2039	1,367,072	1,499,123
6.00% due 10/15/2039	1,048,309	1,162,722
6.50% due 06/15/2029	3,428	3,825
7.00% due 09/15/2028	4,663	4,809

		6,004,155

Tennessee Valley Authority - 0.2%
1.75% due 10/15/2018	565,000	568,751
3.50% due 12/15/2042	1,406,000	1,129,015

		1,697,766

Total U.S. Government Agencies
(cost $234,719,750)		233,486,224

U.S. GOVERNMENT TREASURIES - 24.7%
United States Treasury Bonds - 3.1%
2.75% due 11/15/2042	356,000	288,360
2.88% due 05/15/2043	3,745,000	3,108,350
3.13% due 11/15/2041	830,000	734,161
3.13% due 02/15/2042	8,027,000	7,086,332
3.13% due 02/15/2043	3,905,900	3,425,595
3.63% due 08/15/2043	1,000,000	966,875
3.75% due 08/15/2041	1,052,000	1,049,863
4.25% due 11/15/2040	3,000,000	3,267,657
4.38% due 02/15/2038	674,000	750,773
4.38% due 05/15/2041	1,901,000	2,111,298
4.50% due 05/15/2038	588,000	667,196
4.63% due 02/15/2040	284,000	328,242
5.25% due 11/15/2028	1,575,000	1,939,219
8.13% due 08/15/2019	158,000	214,522

		25,938,443

United States Treasury Notes - 21.6%
0.13% due 04/15/2018 TIPS(10)	2,225,319	2,295,381
0.25% due 03/31/2014	2,750,000	2,750,968
0.25% due 04/30/2014	360,000	360,183
0.25% due 01/15/2015	5,000,000	5,004,100
0.25% due 03/31/2015	4,000,000	4,002,344
0.25% due 05/31/2015	11,500,000	11,506,739
0.25% due 10/31/2015	1,034,000	1,033,636
0.25% due 05/15/2016	4,000,000	3,986,248
0.38% due 04/15/2015	1,900,000	1,904,676
0.38% due 11/15/2015	76,000	76,137
0.50% due 07/31/2017	3,157,000	3,116,799
0.63% due 05/31/2017	2,810,000	2,793,975
0.63% due 08/31/2017	2,947,000	2,918,682
0.63% due 04/30/2018	772,000	754,570
0.75% due 06/15/2014	7,290,000	7,314,203
0.75% due 10/31/2017	283,000	280,701
0.75% due 12/31/2017	351,000	347,161
0.88% due 12/31/2016	5,005,000	5,045,275
0.88% due 02/28/2017	7,000,000	7,043,750
0.88% due 01/31/2018	677,000	671,975
1.00% due 08/31/2016	3,656,000	3,707,125
1.00% due 10/31/2016	5,835,000	5,910,219
1.00% due 03/31/2017	6,030,000	6,086,061
1.00% due 05/31/2018	4,655,000	4,617,178
1.00% due 08/31/2019	1,396,000	1,343,650
1.25% due 10/31/2015	2,407,000	2,451,850
1.38% due 06/30/2018	4,199,000	4,227,541
1.38% due 07/31/2018	6,808,000	6,847,888
1.38% due 12/31/2018	2,002,000	2,000,593
1.50% due 06/30/2016	158,000	162,407
1.50% due 08/31/2018	10,267,000	10,372,873
1.63% due 08/15/2022	2,038,000	1,892,792
1.63% due 11/15/2022	5,905,000	5,448,284
1.75% due 05/31/2016	5,000,000	5,166,795

1.75% due 05/15/2023	10,816,000	9,963,396
2.00% due 07/31/2020	2,500,000	2,503,905
2.00% due 11/15/2021	1,001,000	976,287
2.00% due 02/15/2022	6,280,000	6,091,600
2.38% due 08/31/2014	10,110,000	10,276,259
2.38% due 10/31/2014	90,000	91,814
2.38% due 05/31/2018	5,631,000	5,927,067
2.50% due 04/30/2015	7,500,000	7,742,580
2.50% due 08/15/2023	3,100,000	3,042,117
2.75% due 05/31/2017	2,284,000	2,440,490
2.75% due 12/31/2017	2,267,000	2,424,804
3.00% due 02/28/2017	830,000	891,666
3.13% due 05/15/2019	262,000	284,024
3.13% due 05/15/2021	2,199,000	2,342,106
3.38% due 11/15/2019	1,099,000	1,203,748
3.50% due 05/15/2020	3,472,000	3,819,200
3.63% due 08/15/2019	78,000	86,507
4.25% due 08/15/2015	750,000	801,094

		184,351,423

Total U.S. Government Treasuries
(cost $211,153,405)		210,289,866

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	932,253
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	892,941
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	841,085

Total Municipal Bonds & Notes
(cost $2,917,580)		2,666,279

PREFERRED SECURITIES - 0.3%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series G 6.30%	36,000	864,000

Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	23,375	445,060

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	57,477

Telecom Services - 0.1%

Qwest Corp. 6.13%	44,275	888,156

Total Preferred Securities
(cost $2,697,644)		2,254,693

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.6%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series I 5.80% due 06/15/2023(11)	917,000	820,715

Banks-Super Regional - 0.1%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(11)	235,000	263,788
Wells Fargo Capital X 5.95% due 12/01/2086	393,000	385,140

		648,928

Diversified Banking Institutions - 0.5%

BAC Capital Trust XIII FRS Series F 4.00% due 01/16/2014	822,000	624,720
Barclays PLC VRS 8.25% due 12/15/2018	1,283,000	1,326,622
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023	2,459,000	2,213,100
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(11)	250,000	276,250
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	103,000	76,349

		4,517,041

Diversified Financial Services - 0.1%

General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(11)	900,000	850,500

Electric-Integrated - 0.1%

Enel SpA VRS 8.75% due 09/24/2073*	899,000	977,662

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	777,000	723,581

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	382,360

Food-Dairy Products - 0.1%

Land O’ Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	825,600

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	871,000	854,669

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,078,300

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,727,000	1,774,492

Total Preferred Securities/Capital Securities
(cost $13,172,752)		13,453,863

WARRANTS - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/2021*†	565	6

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(4)(5)(12)	40	12,400
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(4)(5)(12)	39	4,875

		17,275

Total Warrants (cost $21,450)		17,281

Total Long-Term Investment Securities (cost $829,189,185)		826,000,385

SHORT-TERM INVESTMENT SECURITIES - 6.0%
Time Deposits - 6.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/02/2013
(cost $51,420,000)	51,420,000	51,420,000

TOTAL INVESTMENTS
(cost $880,609,185)(14)	103.0%	877,420,385
Liabilities in excess of other assets	(3.0)	(25,607,180)

NET ASSETS	100.0%	$851,813,205

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $95,929,487 representing 11.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $20,390 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Security in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer.
(9)	Interest Only
(10)	Principal amount of security is adjusted for inflation.
(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2013, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc Expires 12/18/2016 (Strike Price $500.00) Warrants	11/11/2010	40	$—	$12,400	$310.00	0.00%
ION Media Networks, Inc Expires 12/18/2016 (Strike Price $687.00) Warrants	11/11/2010	39	—	4,875	125.00	0.00

				$17,275		0.00%

(13)	Security currently paying interest/dividends in the form of additional securities.
(14)	See Note 5 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS -	Treasury Inflation Protected Security
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2013 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$43,549,295	$1,029,960	$44,579,255
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	3,055	3,055
Recycling	—	—	4	4
Other Industries*	—	202,656,693	—	202,656,693
Foreign Corporate Bonds & Notes	—	71,295,720	—	71,295,720
Foreign Government Agencies:
Sovereign	—	43,231,416	—	43,231,416
Other Foreign Government Agencies*	—	2,066,036	—	2,066,036
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	60,249,793	—	60,249,793
Federal National Mtg. Assoc.	—	165,534,510	—	165,534,510
Other U.S. Government Agencies*	—	7,701,921	—	7,701,921
U.S. Government Treasuries:
United States Treasury Bonds	—	25,938,443	—	25,938,443
United States Treasury Notes	—	184,351,423	—	184,351,423
Municipal Bonds & Notes	—	2,666,279	—	2,666,279
Preferred Securities	2,254,693	—	—	2,254,693
Preferred Securities/Capital Securities	—	13,453,863	—	13,453,863
Warrants:
Oil-Field Services	—	6	—	6
Television	—	—	17,275	17,275
Short-Term Investment Securities:
Time Deposits	—	51,420,000	—	51,420,000

Total	$2,254,693	$874,115,398	$1,050,294	$877,420,385

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Principal Amount/ Shares(18)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 1.1%
Building-Residential/Commercial - 0.1%

M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$330,000	$347,325

Electronic Components-Semiconductors - 0.2%

ON Semiconductor Corp. Company Guar. Notes 2.63% due 12/15/2026	551,000	581,994

Medical-Biomedical/Gene - 0.5%

Cubist Pharmaceuticals, Inc. Senior Notes 1.13% due 09/01/2018*	365,000	411,538
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	509,000	570,716
Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019	715,000	838,337

		1,820,591

Medical-Drugs - 0.0%

Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018(1)(2)	1,620,000	14,175

Oil Companies-Exploration & Production - 0.3%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,260,000	1,263,937

Total Convertible Bonds & Notes
(cost $4,753,995)		4,028,022

U.S. CORPORATE BONDS & NOTES - 73.7%
Advertising Sales - 0.5%

Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	1,580,000	1,508,900
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	515,625

		2,024,525

Aerospace/Defense-Equipment - 1.5%

B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,214,625
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,529,000
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	885,000	873,937
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	1,995,000	2,144,625

		5,762,187

Agricultural Operations - 0.1%

American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	431,000	422,380

Apparel Manufacturers - 0.2%

Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	671,888

Applications Software - 0.4%

Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,484,175

Auto/Truck Parts & Equipment-Original - 0.1%

TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	459,000	523,260

Banks-Commercial - 1.2%

CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	1,030,000	1,099,525
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	1,675,000	1,788,062
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,684,830

		4,572,417

Banks-Mortgage - 0.5%

Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	1,945,000	1,974,175

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	404,200
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	750,000	869,063

		1,273,263

Broadcast Services/Program - 0.4%

Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	1,430,000	1,512,225

Building & Construction Products-Misc. - 1.0%

Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	610,000	651,175
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,385,000	2,635,425
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	312,000	338,520

		3,625,120

Building Products-Wood - 0.4%

Masco Corp. Senior Notes 6.13% due 10/03/2016	340,000	379,100
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,049,875

Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	160,225

		1,589,200

Building-Residential/Commercial - 2.4%

K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,197,800
KB Home Company Guar. Notes 7.00% due 12/15/2021	855,000	882,788
KB Home Company Guar. Notes 7.50% due 09/15/2022	1,205,000	1,268,263
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,610,752
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(3)	2,721,000	2,523,727
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	257,925
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	373,425

		9,114,680

Cable/Satellite TV - 3.5%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	545,000	513,662
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,263,600
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,683,540
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	344,138
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	1,971,675
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	2,576,000	2,775,640
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,136,825
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,430,675

		13,119,755

Casino Services - 0.4%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,290,000	1,325,475
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013†(4)(5)	930,000	0

		1,325,475

Cellular Telecom - 6.9%

MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	2,565,000	2,715,694
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	960,000	1,034,400
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	1,365,000	546,000
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	1,145,000	475,175
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	4,460,000	4,827,950
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	4,165,000	4,560,675
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	825,000	917,812
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,365,550
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	3,270,000	3,572,475
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018*	460,000	479,550
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	250,000	254,688
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,360,000	1,448,400
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	370,000	374,625
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	560,000	586,600

T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	1,555,000	1,621,087
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	220,000	228,800

		26,009,481

Chemicals-Diversified - 0.4%

Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	832,156
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020	750,000	789,375

		1,621,531

Chemicals-Plastics - 0.6%

Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	494,094
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	915,000	950,456
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	680,000	670,650

		2,115,200

Chemicals-Specialty - 0.4%

Ferro Corp. Senior Notes 7.88% due 08/15/2018	1,405,000	1,489,300

Commercial Services - 0.7%

Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,404,150
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,425,000	1,362,656

		2,766,806

Commercial Services-Finance - 0.2%

Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	850,000	884,000

Computer Services - 0.7%

SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	630,000	657,562
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	1,161,000	1,229,209
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	570,938

		2,457,709

Containers-Metal/Glass - 0.1%

Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	185,000	199,800

Containers-Paper/Plastic - 0.4%

BOE Intermediate Holding Corp. Senior Notes 9.75% due 11/01/2017*(6)(9)	1,296,420	1,335,313

Data Processing/Management - 3.0%

Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	675,000	690,187
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,333,050
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	6,262,000	6,645,547
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(6)	553,000	593,093

		11,261,877

Diagnostic Kits - 0.4%

Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	1,375,000	1,409,375

Dialysis Centers - 0.3%

Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	420,000	453,600
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	345,000	368,287
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	290,000	328,063

		1,149,950

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	339,188

Diversified Banking Institutions - 0.8%

Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,475,000	1,755,250

Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	990,000	1,188,000

		2,943,250

Diversified Financial Services - 0.3%

Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	1,510,000	1,313,700

Diversified Manufacturing Operations - 0.4%

JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,598,500

E-Commerce/Services - 0.0%

IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	150,000	138,750

Electric-Generation - 0.6%

AES Corp. Senior Notes 8.00% due 10/15/2017	1,420,000	1,664,950
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	526,500

		2,191,450

Electric-Integrated - 0.5%

DPL, Inc. Senior Notes 7.25% due 10/15/2021	1,225,000	1,249,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	605,000	443,163

		1,692,663

Electronic Components-Semiconductors - 1.0%

Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,115,000	1,126,150
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	825,000	888,938
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	1,419,000	1,530,746
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	228,000	258,780

		3,804,614

Enterprise Software/Service - 0.3%

Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,091,420

Entertainment Software - 1.2%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	4,405,000	4,575,694

Finance-Auto Loans - 0.4%

Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/2017	1,270,000	1,338,263

Finance-Consumer Loans - 1.6%

SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,126,856
SLM Corp. Senior Notes 8.00% due 03/25/2020	896,000	1,016,960
SLM Corp. Senior Notes 8.45% due 06/15/2018	934,000	1,088,110
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	2,580,000	2,741,250

		5,973,176

Finance-Leasing Companies - 0.2%

Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	845,000	878,800

Finance-Mortgage Loan/Banker - 0.4%

Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017	1,530,000	1,621,800

Finance-Other Services - 1.2%

Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,895,000	2,945,662
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	480,000	456,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020	1,120,000	1,162,000

		4,563,662

Food-Misc./Diversified - 1.2%

ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	2,905,000	3,028,462
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021*	1,685,000	1,609,175

		4,637,637

Funeral Services & Related Items - 1.1%

Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,212,644
Service Corp. International Senior Notes 5.38% due 01/15/2022*	335,000	338,350
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,404,115

		3,955,109

Gambling (Non-Hotel) - 0.3%

Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	1,125,000	1,198,125

Home Furnishings - 0.1%

Tempur Sealy International, Inc. Company Guar. Notes 6.88% due 12/15/2020	195,000	210,600

Independent Power Producers - 0.4%

Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,224,000	1,334,160

Internet Connectivity Services - 0.1%

Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	308,700
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	231,000

		539,700

Investment Management/Advisor Services - 1.2%

Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	3,170,000	3,146,225
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,516,000	1,489,470

		4,635,695

Machinery-Farming - 0.6%

Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,886,087
CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	230,000	237,188

		2,123,275

Medical Information Systems - 0.5%

IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*	1,645,000	1,941,100

Medical Products - 0.7%

Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	605,000	641,300
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,885,000	1,960,400

		2,601,700

Medical-Drugs - 0.7%

Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*	1,665,000	1,777,388
Valeant Pharmaceuticals International Senior Notes 6.75% due 08/15/2018*	745,000	820,431

		2,597,819

Medical-HMO - 0.2%

WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	890,000	914,475

Medical-Hospitals - 5.3%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	1,035,840
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	1,265,000	1,309,275
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	2,500,000	2,618,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,230,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,407,281
HCA, Inc. Senior Notes 7.50% due 11/15/2095	840,000	747,600
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020	2,370,000	2,556,637
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	750,000	801,563
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020	1,410,000	1,579,200

Tenet Healthcare Corp. Senior Notes 4.75% due 06/01/2020	3,720,000	3,645,600
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,855,000	2,012,675

		19,945,046

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(4)(5)	210,000	0

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	870,000	878,700

Office Automation & Equipment - 1.1%

CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018(3)	689,000	753,594
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,297,078

		4,050,672

Oil Companies-Exploration & Production - 5.2%

Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	440,000	444,400
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,456,025
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019	514,000	551,265
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/2017	825,000	863,676
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	1,385,000	1,464,637
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	666,400
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	690,000	710,700
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021*	1,615,000	1,687,675
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018	2,375,000	2,470,000
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	2,168,000	2,493,200
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	110,000	118,525
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(6)(9)	750,885	784,675
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	885,000	921,506
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,079,575
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,641,131
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	1,185,000	1,187,963
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	935,000	1,005,125

		19,546,478

Pipelines - 2.0%

El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	1,075,000	1,160,839
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	1,715,000	1,940,872
El Paso LLC Senior Sec. Notes 7.75% due 01/15/2032	285,000	291,618
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,539,000
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	2,290,000	2,517,860

		7,450,189

Printing-Commercial - 0.4%

Deluxe Corp. Company Guar. Notes 6.00% due 11/15/2020	1,570,000	1,621,025

Publishing-Newspapers - 1.0%

Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	3,685,000	3,800,156

Racetracks - 0.4%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018*	275,000	280,500
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	1,145,000	1,142,137

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023*	265,000	259,038

		1,681,675

Radio - 0.5%

Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	555,000	530,025
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,560,000	1,392,300
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	60,000	60,750

		1,983,075

Real Estate Investment Trusts - 0.7%

Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,676,706

Real Estate Management/Services - 0.7%

CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	1,645,000	1,581,256
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	870,000	972,225

		2,553,481

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(4)(5)	2,565,000	97

Rental Auto/Equipment - 0.2%

Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	518,750
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	325,000	338,000

		856,750

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	644,490

Retail-Arts & Crafts - 0.6%

Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,940,000	2,100,050

Retail-Discount - 0.5%

99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	1,984,400

Retail-Home Furnishings - 0.4%

GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,510,000	1,645,900

Retail-Leisure Products - 0.6%

Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	455,000	505,050
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019*(6)	1,825,000	1,884,313

		2,389,363

Retail-Perfume & Cosmetics - 0.3%

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	585,000	606,937
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	543,169

		1,150,106

Retail-Propane Distribution - 1.1%

AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	1,200,000	1,308,000
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	535,000	579,138
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,711,000	1,740,942
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022*	325,000	330,688

		3,958,768

Rubber-Tires - 0.3%

Continental Rubber of America Corp. Senior Sec. Notes 4.50% due 09/15/2019*	1,200,000	1,269,960

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(7)(8)	50,000	0

Satellite Telecom - 0.4%

DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	1,570,000	1,530,750

Shipbuilding - 0.8%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,864,075
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,180,000	1,286,200

		3,150,275

Telecom Services - 0.1%

TW Telecom Holdings Inc. Company Guar. Notes 5.38% due 10/01/2022	230,000	229,138

Telecommunication Equipment - 0.8%

Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	795,000	687,675
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	418,950
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	1,710,000	1,724,963

		2,831,588

Telephone-Integrated - 2.9%

Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	340,000	345,100
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,129,540
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	422,670
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,947,000	3,300,640
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,555,000	1,485,025
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,637,550
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	457,937

		10,778,462

Television - 1.5%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	430,000	452,575
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	2,915,000	3,068,037
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*	1,986,000	2,184,600

		5,705,212

Theaters - 1.8%

AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/2019	1,205,000	1,289,350
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	3,175,000	3,627,437
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	435,000	407,813
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	215,000	207,206
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019	819,000	880,425
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	240,000	228,000
Regal Entertainment Group Senior Notes 9.13% due 08/15/2018	259,000	282,958

		6,923,189

Web Hosting/Design - 0.6%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	90,000	89,775
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	550,000	540,375
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	1,510,000	1,653,450

		2,283,600

X-Ray Equipment - 0.0%

Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	155,000	163,525

Total U.S. Corporate Bonds & Notes
(cost $268,635,076)		278,232,218

FOREIGN CONVERTIBLE BONDS & NOTES - 0.2%
Building Products-Cement - 0.2%

Cemex SAB de CV Sub. Notes
3.75% due 03/15/2018 (cost $907,614)	675,000	865,266

FOREIGN CORPORATE BONDS & NOTES - 10.9%
Building Products-Wood - 0.2%

Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	522,000	562,455

Cable/Satellite TV - 1.5%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	3,275,000	3,497,837
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	2,085,000	2,032,875

		5,530,712

Cellular Telecom - 0.3%

NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*		1,810,000	1,303,200

Chemicals-Diversified - 1.5%

INEOS Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*		1,135,000	1,242,825
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*		4,270,000	4,296,687

			5,539,512

Containers-Metal/Glass - 0.3%

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Sec. Notes 4.88% due 11/15/2022*		260,000	252,850
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		795,000	796,988

			1,049,838

Diversified Banking Institutions - 0.6%

UBS AG Sub. Notes 7.25% due 02/22/2022		1,150,000	1,259,250
UBS AG Sub. Notes 7.63% due 08/17/2022		700,000	800,614

			2,059,864

Gambling (Non-Hotel) - 0.1%

Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	561,682

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(4)(5)(7)		475,000	0

Internet Connectivity Services - 0.4%

eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*		1,340,000	1,467,300

Multimedia - 0.3%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,290,000	1,251,300

Oil & Gas Drilling - 0.3%

Seadrill, Ltd. Senior Notes 5.63% due 09/15/2017*		1,110,000	1,140,525

Oil Companies-Exploration & Production - 1.0%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		1,925,000	2,079,000
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		480,000	484,800
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*		1,220,000	1,227,625

			3,791,425

Paper & Related Products - 0.2%

Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*		746,000	816,870

Satellite Telecom - 1.4%

Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022		590,000	601,800
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020		1,000,000	1,092,500
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		825,000	906,469
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018*		235,000	246,163
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		2,405,000	2,519,237

			5,366,169

Semiconductor Components-Integrated Circuits - 0.2%

NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*		835,000	841,263

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015†(1)(4)(5)(11)		925,000	0

Telecom Services - 1.8%

Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*		750,000	808,125
Altice Finco SA Company Guar. Notes 9.88% due 12/15/2020*		535,000	591,175
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*		545,000	595,413
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*		1,175,000	1,260,187

Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	220,000	232,100
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	2,080,000	2,184,000
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	1,000,000	1,062,500

		6,733,500

Telephone-Integrated - 0.5%

Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*	1,710,000	1,699,312

Television - 0.2%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	845,000	828,100

Travel Services - 0.1%

Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	535,000	553,725

Total Foreign Corporate Bonds & Notes
(cost $41,775,585)		41,096,752

LOANS(4)(12)(13) - 4.7%
Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†(5)	600,000	0

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loan 12.25% due 08/15/2013†(5)	2,037,810	0

Coal - 0.3%

Arch Coal, Inc. BTL 2nd Lien 5.75% due 05/01/2018	1,194,880	1,169,787

Diversified Operations/Commercial Services - 0.2%

Pacific Industrial Services BTL 5.00% due 09/24/2018	920,000	931,500

Electric-Integrated - 0.7%

Texas Competitive Electric Holdings Co. LLC BTL 4.71% due 10/10/2017	3,873,748	2,689,349

Electronic Components-Semiconductors - 0.4%

Freescale Semiconductor, Inc. BTL 5.00% due 01/15/2021	1,320,000	1,336,658

Independent Power Producers - 0.1%

Calpine Corp. BTL 4.00% due 10/30/2020(14)	360,000	362,950

Insurance-Property/Casualty - 0.4%

Asurion LLC BTL 3.50% due 07/08/2020	1,416,450	1,396,215

Machinery-General Industrial - 0.5%

Gardner Denver, Inc. BTL 4.25% due 07/30/2020	1,880,000	1,873,484

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(5)	1,147,485	0

Metal Processors & Fabrication - 1.0%

Crosby Worldwide, Ltd. BTL 4.00% due 11/06/2020(14)	1,520,000	1,525,066
Rexnord LLC BTL 4.00% due 08/14/2020	2,300,000	2,304,782

		3,829,848

Publishing-Newspapers - 0.5%

Tribune Co. BTL 4.00% due 06/04/2014(14)	2,000,000	1,920,000

Retail-Regional Department Stores - 0.6%

JC Penney Corp., Inc. BTL 6.00% due 05/21/2018	827,925	810,480
Neiman Marcus Group, Inc. BTL 5.00% due 10/26/2020	1,370,000	1,380,176

		2,190,656

Total Loans
(cost $19,188,546)		17,700,447

COMMON STOCKS - 0.1%
Casino Services - 0.0%

Greektown, Inc.†(4)(5)	703	56,943

Food-Misc./Diversified - 0.1%

Wornick Co.†(4)(5)	3,444	342,024

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC†(4)(5)(15)	85,612	0

Multimedia - 0.0%

Haights Cross Communication, Inc.†(4)(5)	10,439	0

Paper & Related Products - 0.0%

Caraustar Industries, Inc.†(4)(5)	80	88,439

Total Common Stocks
(cost $1,479,846)		487,406

MEMBERSHIP INTEREST CERTIFICATES - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.†(4)(16)
(cost $232,701)	23,439	257,830

PREFERRED SECURITIES - 1.2%
Diversified Banking Institutions - 1.0%

GMAC Capital Trust I FRS Series 2 8.13%	134,000	3,596,560

Diversified Financial Services - 0.0%

Citigroup Capital XIII FRS 7.88%	3,925	107,506

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC Class C†(4)(5)	26,118	0

Satellite Telecom - 0.2%

Intelsat SA Series A 5.75%	14,394	825,064

Total Preferred Securities
(cost $4,279,089)		4,529,130

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.1%
Diversified Banking Institutions - 1.6%

Barclays PLC VRS 8.25% due 12/15/2018	2,595,000	2,683,230
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(10)	1,690,000	1,787,175
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(10)	500,000	476,250
Societe Generale SA 8.25% due 11/29/2018(10)	875,000	919,800

		5,866,455

Insurance-Multi-line - 1.2%

Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2038	3,170,000	3,681,162
ING US, Inc. FRS 5.65% due 05/15/2053	765,000	745,646

		4,426,808

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(10)	1,260,000	1,260,000

Total Preferred Securities/Capital Securities
(cost $11,014,337)		11,553,263

WARRANTS† - 0.0%
Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(4)(5)(16)	310	96,100
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(4)(5)(16)	306	38,250

Total Warrants
(cost $0)		134,350

Total Long-Term Investment Securities
(cost $352,266,789)		358,884,684

REPURCHASE AGREEMENT - 4.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $15,080,000 and collateralized by $16,920,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $15,384,189 (cost $15,080,000)	15,080,000	15,080,000

TOTAL INVESTMENTS
(cost $367,346,789)(17)	99.1%	373,964,684
Other assets less liabilities	0.9	3,311,023

NET ASSETS	100.0%	$377,275,707

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $123,828,800 representing 32.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Security in default of interest.
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $18,580,130 representing 4.9% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	Security in default of principal and interest at maturity.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Security currently paying interest/dividends in the form of additional securities.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Company has filed for bankruptcy protection in country of issuance.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	As of November 30, 2013, the loan has not settled and as a result, the interest rate is estimated based on available information.
(15)	Consists of more than one type of securities traded together as a unit.
(16)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2013, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/2008	23,439	$232,701	$257,830	$11.00	0.07%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $500.00) Warrants	11/11/2010	310	—	96,100	310.00	0.02%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $687.00) Warrants	03/01/2011	306	—	38,250	125.00	0.01%

				$392,180		0.10%

(17)	See Note 5 for cost of investments on a tax basis.
(18)	Denominated in United States dollars unless otherwise indicated.
BTL -	Bank Term Loan
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2013 and unless noted otherwise, the dates shown are original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Royal Bank of Canada	CAD	575,000	USD	548,793	12/19/2013	$7,642	$—

Currency Legend

CAD—Canadian Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$4,028,022	$—	$4,028,022
U.S. Corporate Bonds & Notes:
Casino Services	—	1,325,475	0	1,325,475
Cellular Telecom	—	26,009,481	—	26,009,481
Medical-Hospitals	—	19,945,046	—	19,945,046
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	19,546,478	—	19,546,478
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	211,405,641	—	211,405,641
Foreign Convertible Bonds & Notes	—	865,266	—	865,266
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	41,096,752	—	41,096,752
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	—	0	0
Other Industries*	—	17,700,447	—	17,700,447
Common Stock	—	—	487,406	487,406
Membership Interest Certificates	—	257,830	—	257,830
Preferred Securities:
Medical-Drugs	—	—	0	0
Other Industries*	4,529,130	—	—	4,529,130
Preferred Securities/Capital Securites	—	11,553,263	—	11,553,263
Warrants	—	—	134,350	134,350
Repurchase Agreement	—	15,080,000	—	15,080,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	7,642	—	7,642

Total	$4,529,130	$368,821,343	$621,853	$373,972,326

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.5%
Australia - 4.8%

Ansell, Ltd.	247,229	$4,574,582
Aristocrat Leisure, Ltd.	1,033,824	4,445,603
Austbrokers Holdings, Ltd.	22,547	239,102
Cabcharge Australia, Ltd.	136,989	494,223
Computershare, Ltd.	121,203	1,202,495
Flight Centre Travel Group, Ltd.	122,062	5,414,549
Gunns, Ltd.†(1)(2)	2,150,658	0
Harvey Norman Holdings, Ltd.	1,155,901	3,401,459
Iluka Resources, Ltd.	121,773	972,955
Insurance Australia Group, Ltd.	62,977	347,120
JB Hi-Fi, Ltd.	254,781	4,735,210
Super Retail Group, Ltd.	52,770	658,161
WorleyParsons, Ltd.	47,790	711,864

		27,197,323

Austria - 0.3%

Mayr-Melnhof Karton AG	7,264	897,804
Schoeller-Bleckmann Oilfield Equipment AG	5,647	593,156

		1,490,960

Belgium - 1.0%

Arseus NV	44,139	1,431,313
Bekaert NV	92,064	3,343,718
D’Ieteren SA	15,540	729,072

		5,504,103

Bermuda - 2.3%

Catlin Group, Ltd.	202,630	1,825,815
Credicorp, Ltd.	11,404	1,465,414
Dairy Farm International Holdings, Ltd.	93,600	969,696
Esprit Holdings, Ltd.	196,250	408,567
First Pacific Co., Ltd.	418,250	478,530
Hiscox, Ltd.	265,697	2,948,574
Li & Fung, Ltd.	240,000	326,908
Midland Holdings, Ltd.	2,432,000	1,079,125
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	532,000	1,018,346
VTech Holdings, Ltd.	184,700	2,468,178

		12,989,153

Brazil - 2.8%

Abril Educacao SA	29,470	432,191
Alupar Investimento SA†	65,700	468,261
America Latina Logistica SA	128,400	428,715
Anhanguera Educacional Participacoes SA	106,400	722,360
Brasil Brokers Participacoes SA	175,900	423,919
Brasil Insurance Participacoes e Administracao SA	73,100	613,313
Brasil Pharma SA†	134,900	427,896
CETIP SA-Mercados Organizados	64,411	703,087
Cia Hering	54,500	723,214
EDP-Energias do Brasil SA	143,800	735,589
Estacio Participacoes SA	99,150	849,275
Fibria Celulose SA†	49,800	592,416
Fleury SA	76,300	638,528
Kroton Educacional SA	82,356	1,394,281
Linx SA	34,000	669,637
Lojas Renner SA	8,300	222,058
LPS Brasil Consultoria de Imoveis SA	77,800	532,854
M. Dias Branco SA	21,200	972,744
Mills Estruturas e Servicos de Engenharia SA	52,300	702,975
Multiplan Empreendimentos Imobiliarios SA	24,304	535,164
Multiplus SA	45,400	569,419
Odontoprev SA	204,900	833,248
Tim Participacoes SA ADR	22,540	558,541
Totvs SA	38,300	604,150
Tractebel Energia SA	38,600	631,850

		15,985,685

British Virgin Islands - 0.1%

Arcos Dorados Holdings, Inc., Class A	38,930	474,946

Canada - 2.3%

Alimentation Couche-Tard, Inc., Class B	16,720	1,221,610
Canadian Oil Sands, Ltd.	38,980	729,246
Canadian Western Bank	22,270	731,570
Dollarama, Inc.	29,500	2,380,332
Finning International, Inc.	23,180	536,887
MEG Energy Corp.†	15,488	441,410
Methanex Corp.	61,000	3,732,596
Peyto Exploration & Development Corp.	111,500	3,305,842

		13,079,493

Cayman Islands - 0.8%

51job, Inc. ADR†	9,540	702,907
Ajisen China Holdings, Ltd.	743,000	754,247
Shenguan Holdings Group, Ltd.	2,740,000	1,194,585
Stella International Holdings, Ltd.	455,500	1,105,752
Want Want China Holdings, Ltd.	443,000	657,130

		4,414,621

China - 0.4%

Guangzhou Automobile Group Co., Ltd.	1,210,000	1,607,579
Wumart Stores, Inc.	302,000	467,453

		2,075,032

Denmark - 3.7%

Carlsberg A/S, Class B	8,379	917,851
Christian Hansen Holding A/S	24,439	895,925
DSV A/S	64,472	1,972,536
GN Store Nord A/S	241,550	5,767,058
Jyske Bank A/S†	91,418	4,941,289
Royal UNIBREW A/S	16,791	2,339,282
Sydbank A/S†	78,699	2,212,897
TDC A/S	154,002	1,381,266
William Demant Holding A/S†	1,238	115,660

		20,543,764

Finland - 1.0%

Amer Sports Oyj	64,852	1,272,185
Cramo Oyj	68,084	1,543,693
Huhtamaki OYJ	83,751	2,095,749
Outotec Oyj	25,763	262,493
Tikkurila Oyj	8,309	233,093

		5,407,213

France - 4.3%

Cap Gemini SA	8,974	585,177
Christian Dior SA	15,025	2,930,065
Dassault Systemes SA	4,972	570,549
Edenred	17,304	624,124
Eutelsat Communications SA	31,075	914,385
Faiveley Transport SA	2,012	144,045
Havas SA	125,184	1,019,354
Ingenico SA	68,792	5,142,770
Legrand SA	15,865	875,575
Neopost SA	9,557	746,403
SEB SA	2,237	209,172
Societe BIC SA	2,819	345,508
Sodexo	21,175	2,126,976
Technip SA	12,685	1,269,696
Valeo SA	45,273	4,813,254
Virbac SA	8,967	1,761,469

		24,078,522

Germany - 9.1%

Amadeus Fire AG	13,358	898,087
Beiersdorf AG	15,198	1,542,912
Brenntag AG	9,602	1,704,892
CTS Eventim AG	7,710	398,694
Delticom AG	2,415	114,499
Deutsche Wohnen AG	33,186	667,006
Deutsche Wohnen AG	40,958	820,435
Deutz AG†	221,137	1,924,456
Duerr AG	45,778	3,992,560
ElringKlinger AG	59,023	2,460,408
Freenet AG	157,322	4,465,720
GEA Group AG	164,678	7,674,545
Gerry Weber International AG	21,644	911,652
Infineon Technologies AG	82,689	839,128
Krones AG	31,796	2,719,981
KUKA AG	61,080	2,868,521
LEG Immobilien AG	10,290	591,310
MTU Aero Engines Holding AG	8,250	775,343
NORMA Group	41,283	2,087,127
Pfeiffer Vacuum Technology AG	3,979	495,087
Symrise AG	50,388	2,231,538
TAG Immobilien AG	14,150	165,931
Wincor Nixdorf AG	76,293	5,224,696
Wirecard AG	143,220	5,359,276

		50,933,804

Hong Kong - 0.3%

Sinotruk Hong Kong, Ltd.	601,000	360,477
Wing Hang Bank, Ltd.	77,500	1,148,607

		1,509,084

Indonesia - 0.3%

PT Mitra Adiperkasa Tbk	201,500	82,116
PT Semen Indonesia Persero Tbk	293,500	314,048
PT XL Axiata Tbk	2,394,500	1,000,836

		1,397,000

Ireland - 3.7%

DCC PLC	26,788	1,268,921
Glanbia PLC	93,878	1,365,881
Greencore Group PLC	947,082	2,984,105
Jazz Pharmaceuticals PLC†	54,300	6,348,756
Kerry Group PLC, Class A	18,804	1,205,735
Kingspan Group PLC	250,789	4,342,181
Paddy Power PLC (ISE)	67	5,162
Paddy Power PLC (LSE)	9,113	699,470
Smurfit Kappa Group PLC	107,312	2,551,209

		20,771,420

Israel - 0.2%

Bezeq The Israeli Telecommunication Corp., Ltd.	345,720	577,917
NICE Systems, Ltd.	20,314	794,457

		1,372,374

Italy - 1.4%

Autogrill SpA†	103,727	863,093
Azimut Holding SpA	134,623	3,443,731
Brembo SpA	64,472	1,681,636
Davide Campari-Milano SpA	70,705	569,593
World Duty Free SpA†	121,916	1,425,185

		7,983,238

Japan - 16.1%

ABC-Mart, Inc.	22,200	1,012,194
Adastria Holdings Co., Ltd.	3,430	136,296
AEON Financial Service Co., Ltd.	44,800	1,244,821
Air Water, Inc.	23,000	321,787
Brother Industries, Ltd.	78,100	990,499
Calsonic Kansei Corp.	804,000	4,042,568
Chiba Bank, Ltd.	151,000	1,049,666
Chugoku Marine Paints, Ltd.	54,000	307,894
Cosmos Pharmaceutical Corp.	39,400	4,212,155
Credit Saison Co., Ltd.	108,500	3,042,343
Daiseki Co., Ltd.	44,200	831,568
Daiwa Securities Group, Inc.	147,000	1,428,021
Don Quijote Holdings Co., Ltd.	77,800	4,762,568
FamilyMart Co., Ltd.	8,000	365,536
Fujikura, Ltd.	767,000	3,601,923
Glory, Ltd.	5,800	156,969
GS Yuasa Corp.	480,000	2,769,636
Hirose Electric Co., Ltd.	4,900	749,173
Hisamitsu Pharmaceutical Co., Inc.	6,000	318,086
Hogy Medical Co., Ltd.	3,100	163,134
Japan Exchange Group, Inc.	16,000	427,239
Japan Petroleum Exploration Co.	18,400	707,796
Japan Pure Chemical Co., Ltd.	26	53,612
JGC Corp.	62,000	2,309,300
Kakaku.com, Inc.	163,000	2,982,299
Kansai Paint Co., Ltd.	64,000	906,029
Keyence Corp.	1,000	401,757
Kintetsu World Express, Inc.	13,200	514,855
Kobayashi Pharmaceutical Co., Ltd.	24,600	1,342,582
Kobe Steel, Ltd.†	2,639,000	4,534,674

Konica Minolta, Inc.	98,000	988,372
Lawson, Inc.	18,600	1,363,788
Makino Milling Machine Co., Ltd.	241,000	1,967,059
Milbon Co., Ltd.	12,400	515,733
Miraca Holdings, Inc.	38,800	1,803,154
MonotaRO Co., Ltd.	45,400	917,530
Nakanishi, Inc.	5,700	789,124
Nihon Kohden Corp.	16,000	594,386
Nippon Television Holdings, Inc.	37,500	653,893
Nitori Holdings Co., Ltd.	5,350	495,694
Nomura Research Institute, Ltd.	45,500	1,492,604
NTT Urban Development Corp.	268,300	3,088,364
OBIC Business Consultants, Ltd.	17,900	589,822
OBIC Co., Ltd.	113,800	3,338,726
Omron Corp.	6,400	263,373
Proto Corp.	34,900	485,891
Rakuten, Inc.	26,800	411,845
Santen Pharmaceutical Co., Ltd.	35,000	1,665,853
Seria Co., Ltd.	6,900	266,434
Shimamura Co., Ltd.	3,200	328,357
Shimano, Inc.	3,500	310,959
Shiseido Co., Ltd.	13,700	234,341
Shizuoka Bank, Ltd.	63,000	712,883
SK Kaken Co., Ltd.	4,000	232,365
Sony Financial Holdings, Inc.	25,100	446,985
Stanley Electric Co., Ltd.	17,800	391,887
Sundrug Co., Ltd.	17,200	774,987
Suruga Bank, Ltd.	176,000	2,933,190
Sysmex Corp.	5,600	364,130
Takata Corp.	26,900	722,236
THK Co., Ltd.	158,600	3,844,802
Tokyo Tatemono Co., Ltd.	403,000	3,981,801
Toshiba Plant Systems & Services Corp.	18,000	273,625
Tsumura & Co.	31,000	841,093
Unicharm Corp.	28,800	1,822,055
USS Co., Ltd.	71,300	979,440
Yamada Denki Co., Ltd.	53,700	187,170
Yamato Holdings Co., Ltd.	79,300	1,681,617
Zeon Corp.	206,000	2,306,878

		90,749,426

Jersey - 0.0%

Wolseley PLC	4,441	239,660

Luxembourg - 0.1%

SES SA	27,910	826,753

Malaysia - 0.7%

Astro Malaysia Holdings Bhd	1,959,500	1,775,284
IGB Real Estate Investment Trust	984,400	372,624
Public Bank Bhd	142,300	809,737
Top Glove Corp. Bhd	458,200	813,188

		3,770,833

Mexico - 1.1%

Arca Continental SAB de CV	73,200	460,167
Bolsa Mexicana de Valores SAB de CV	256,100	610,646
Concentradora Fibra Danhos SA de CV†	295,600	570,630
Concentradora Fibra Hotelera Mexicana SA de CV	431,600	665,875
Controladora Vuela Cia de Aviacion SAB de CV ADR†	69,550	983,437
Genomma Lab Internacional SAB de CV†	282,400	833,237
Kimberly-Clark de Mexico SAB de CV, Class A	185,800	551,191
Macquarie Mexico Real Estate Management SA de CV	292,800	511,383
Promotora y Operadora de Infraestructura SAB de CV†	70,000	825,195

		6,011,761

Netherlands - 0.9%

Aalberts Industries NV	13,783	420,265
ASM International NV	21,007	710,596
Brunel International NV	8,417	518,726
Fugro NV CVA	10,052	611,295
Koninklijke Vopak NV	13,111	784,677
Sensata Technologies Holding NV†	6,540	254,929
Ziggo NV	42,043	1,801,420

		5,101,908

New Zealand - 0.3%

Fisher & Paykel Healthcare Corp., Ltd.	612,794	1,879,490

Norway - 1.2%

DNO International ASA†	751,039	2,775,705
Marine Harvest ASA	2,752,077	3,171,201
Petroleum Geo-Services ASA	13,653	163,446
Storebrand ASA†	98,067	604,597

		6,714,949

Panama - 0.1%

Copa Holdings SA, Class A	5,081	769,365

Singapore - 0.3%

Ascendas India Trust	1,810,000	973,467
Venture Corp., Ltd.	124,063	744,349

		1,717,816

South Africa - 0.1%

Woolworths Holdings, Ltd.	103,692	752,303

South Korea - 1.9%

CJ O Shopping Co., Ltd.	2,376	880,083
E-Mart Co., Ltd.	2,318	590,287
Hyundai Home Shopping Network Corp.	3,147	527,820
Samsung Fire & Marine Insurance Co., Ltd.	2,326	572,544
Seoul Semiconductor Co., Ltd.	183,180	7,235,117
TK Corp.†	46,883	1,007,832

		10,813,683

Spain - 0.9%

Amadeus IT Holding SA, Class A	100,922	3,779,231
Viscofan SA	20,870	1,128,973

		4,908,204

Sweden - 1.5%

JM AB	136,258	3,844,957
Saab AB, Series B	11,350	233,889
Swedish Match AB	33,111	1,029,282
Trelleborg AB, Class B	162,546	3,161,143

		8,269,271

Switzerland - 2.9%

Burckhardt Compression Holding AG	1,912	790,998
Coca-Cola HBC AG	19,977	561,431
DKSH Holding, Ltd.	2,900	230,189
GAM Holding AG	108,517	1,993,279
Geberit AG	5,534	1,625,798
Georg Fischer AG	4,667	3,217,910
Julius Baer Group, Ltd.	10,189	477,499
Kaba Holding AG	243	108,974
Lonza Group AG	3,284	305,956
OC Oerlikon Corp. AG	189,208	2,744,867
Sika AG	493	1,619,131
Sonova Holding AG	20,013	2,788,507

		16,464,539

Taiwan - 0.9%

Advantech Co., Ltd.	219,000	1,354,227
Asustek Computer, Inc.	105,000	924,258
Chroma ATE, Inc.	478,000	969,116
Siliconware Precision Industries Co.	900,000	1,064,405
Yuanta Financial Holding Co., Ltd.	1,440,000	780,969

		5,092,975

Thailand - 0.2%

Aeon Thana Sinsap Thailand PCL	18,500	51,709
Glow Energy PCL†	298,100	628,971
Minor International PCL	340,100	257,379
Precious Shipping PCL	530,800	335,573

		1,273,632

Turkey - 0.3%

Arcelik AS	33,920	228,474
Ford Otomotiv Sanayi AS	85,707	1,103,651
Tofas Turk Otomobil Fabrikasi AS	33,918	222,581

		1,554,706

United Kingdom - 25.8%

Abcam PLC	31,329	244,090
Aberdeen Asset Management PLC	401,449	3,234,864
Admiral Group PLC	20,203	411,039
AMEC PLC	74,215	1,375,099
Amlin PLC	145,275	1,070,038
ASOS PLC†	24,114	2,289,249
Associated British Foods PLC	13,676	513,285
Aveva Group PLC	7,618	278,436
Bellway PLC	329,601	7,779,461
Berendsen PLC	90,245	1,360,437
Blinkx PLC†	1,597,049	5,234,636
Booker Group PLC	2,777,835	7,511,250
Britvic PLC	440,665	4,875,857
Bunzl PLC	350,842	7,970,706
Burberry Group PLC	28,846	720,975
Cairn Energy PLC†	97,906	440,214
Capita PLC	101,832	1,661,786
Cobham PLC	148,580	642,767
Compass Group PLC	129,030	1,945,119
Croda International PLC	147,189	5,598,958
De La Rue PLC	16,988	251,088
Derwent London PLC	37,429	1,484,422
Dignity PLC	98,848	2,168,046
Dixons Retail PLC†	7,503,311	6,312,652
Domino Printing Sciences PLC	68,676	791,359
Domino’s Pizza Group PLC	201,449	1,811,876
Electrocomponents PLC	82,431	394,110
Elementis PLC	207,260	880,336
Essentra PLC	448,768	6,023,258
Foxtons Group PLC†	119,360	557,777
GKN PLC	136,469	846,805
Great Portland Estates PLC	180,820	1,722,524
Halma PLC	393,103	3,776,941
Hargreaves Lansdown PLC	71,318	1,414,808
Home Retail Group PLC	1,936,443	6,050,711
Howden Joinery Group PLC	648,243	3,416,563
ICAP PLC	112,842	764,842
IG Group Holdings PLC	137,422	1,315,854
IMI PLC	38,742	930,902
Inchcape PLC	688,525	6,705,519
Intertek Group PLC	32,818	1,631,371
Jardine Lloyd Thompson Group PLC(2)	271,629	4,557,175
John Wood Group PLC	54,406	708,852
Ladbrokes PLC	88,846	254,200
LSL Property Services PLC	132,234	876,585
Meggitt PLC	134,395	1,097,909
Mitie Group PLC	104,845	534,566
Next PLC	30,759	2,766,532
Premier Farnell PLC	127,546	463,464
PZ Cussons PLC	30,916	199,428
Rathbone Brothers PLC	53,960	1,376,053
Rightmove PLC	151,860	6,308,568
Rotork PLC	12,136	564,144
Schroders PLC	65,859	2,658,300
Segro PLC	385,992	2,113,344
Serco Group PLC	163,619	1,219,882
SIG PLC	619,908	2,180,517
Smith & Nephew PLC	48,160	642,845
Smiths Group PLC	19,098	429,507
Spectris PLC	43,842	1,745,936
Spirax-Sarco Engineering PLC	16,447	789,039
Stagecoach Group PLC	397,805	2,380,522
Tate & Lyle PLC	28,230	362,724
Travis Perkins PLC	22,017	647,232
Victrex PLC	27,225	722,348
Whitbread PLC	33,273	1,942,633
William Hill PLC	103,646	654,162
Xaar PLC	141,880	2,322,293

		144,928,790

United States - 1.4%
Cognizant Technology Solutions Corp., Class A†	12,670	1,189,586
Gran Tierra Energy, Inc.†	579,100	4,127,471
Sohu.com, Inc.†	41,900	2,823,641

		8,140,698

Total Common Stocks
(cost $431,146,660)		537,188,497

PREFERRED SECURITIES - 0.6%
Australia - 0.0%

Gunns, Ltd.†(1)(2)	1,665	0

Brazil - 0.1%

Usinas Siderurgicas de Minas Gerais SA, Class A†	103,600	552,125

Germany - 0.5%

Fuchs Petrolub SE	13,987	1,322,113
Henkel AG & Co. KGaA	15,060	1,707,305

		3,029,418

Total Preferred Securities
(cost $2,404,780)		3,581,543

EQUITY CERTIFICATES - 1.0%
Curacao - 0.5%

Merrill Lynch Int’l & Co.-Dabur India, Ltd.†	417,240	1,108,602
Merrill Lynch Int’l & Co.-Exide Industries, Ltd.†	496,347	915,947
Merrill Lynch Int’l & Co.-Federal Bank Ltd.†	647,427	818,825

		2,843,374

Germany - 0.5%

Deutsche Bank AG London-MOIL, Ltd.†	234,676	862,743
Deutsche Bank AG London-Motherson Sumi Systems, Ltd.†	269,153	1,220,777
Deutsche Bank AG London-Thermax, Ltd.†	42,209	434,722

		2,518,242

Total Equity Certificates
(cost $4,982,232)		5,361,616

Total Long-Term Investment Securities
(cost $438,533,672)		546,131,656

REPURCHASE AGREEMENT - 1.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $9,628,000 and collateralized by $10,795,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.07%, due 11/07/2022 and having an approximate value of $9,823,396 (cost $9,628,000)	$9,628,000	9,628,000

TOTAL INVESTMENTS
(cost $448,161,672)(3)	98.8%	555,759,656
Other assets less liabilities	1.2	6,943,670

NET ASSETS	100.0%	$562,703,326

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $4,557,175 representing 0.8% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
ISE	- Irish Stock Exchange
LSE	- London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$27,197,323	$—	$0	$27,197,323
Bermuda	12,989,153	—	0	12,989,153
Germany	50,933,804	—	—	50,933,804
Japan	90,749,426	—	—	90,749,426
United Kingdom	144,928,790	—	—	144,928,790
Other Countries*	210,390,001	—	—	210,390,001
Preferred Securities:
Australia	—	—	0	0
Other Countries*	3,581,543	—	—	3,581,543
Equity Certificates	—	5,361,616	—	5,361,616
Repurchase Agreement	—	9,628,000	—	9,628,000

Total	$540,770,040	$14,989,616	$0	$555,759,656

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

Industry Allocation*

Auto/Truck Parts & Equipment-Original	3.7%
Banks-Commercial	2.8
Machinery-General Industrial	2.6
Investment Management/Advisor Services	2.5
Medical-Drugs	2.4
Oil Companies-Exploration & Production	2.2
Diversified Operations/Commercial Services	2.0
Distribution/Wholesale	2.0
Retail-Discount	1.9
Retail-Consumer Electronics	1.9
Real Estate Operations & Development	1.8
Repurchase Agreement	1.7
Computers-Integrated Systems	1.5
Diversified Operations	1.5
Commercial Services	1.5
Electronic Components-Semiconductors	1.5
Web Portals/ISP	1.4
Chemicals-Diversified	1.4
Building-Residential/Commercial	1.4
Building & Construction Products-Misc.	1.4
Food-Misc./Diversified	1.4
Real Estate Investment Trusts	1.4
Chemicals-Specialty	1.4
Food-Wholesale/Distribution	1.3
Computers	1.3
Machine Tools & Related Products	1.3
Insurance-Property/Casualty	1.3
Wire & Cable Products	1.2
Telephone-Integrated	1.1
E-Commerce/Services	1.1
Transport-Services	1.1
Retail-Major Department Stores	1.1
Chemicals-Plastics	1.1
Beverages-Non-alcoholic	1.1
Wireless Equipment	1.0
Travel Services	1.0
Rubber/Plastic Products	1.0
Electronic Measurement Instruments	1.0
Diversified Manufacturing Operations	1.0
Cosmetics & Toiletries	0.9
Insurance Brokers	0.9
Steel-Producers	0.9
Retail-Drug Store	0.9
Retail-Apparel/Shoe	0.9
Apparel Manufacturers	0.8
Computer Services	0.8
Casino Services	0.8
Building & Construction-Misc.	0.8
Retail-Restaurants	0.8
Finance-Credit Card	0.7
Real Estate Management/Services	0.7
Human Resources	0.7
Transactional Software	0.7
Batteries/Battery Systems	0.7
E-Commerce/Products	0.7
Retail-Misc./Diversified	0.6
Oil-Field Services	0.6
Medical Products	0.6
Internet Content-Information/News	0.6
Home Furnishings	0.6
Schools	0.6
Brewery	0.6
Fisheries	0.6
Containers-Paper/Plastic	0.6
Hotels/Motels	0.6
Engineering/R&D Services	0.5
Telecommunication Equipment	0.5
Computers-Periphery Equipment	0.5
Retail-Convenience Store	0.5
Auto-Cars/Light Trucks	0.5
Finance-Investment Banker/Broker	0.5
Telecom Services	0.5
Paper & Related Products	0.5
Electronic Components-Misc.	0.4
Medical Labs & Testing Services	0.4
Finance-Other Services	0.4
Rubber & Vinyl	0.4
Rental Auto/Equipment	0.4
Funeral Services & Related Items	0.4
Food-Catering	0.4
Electric Products-Misc.	0.4
Aerospace/Defense	0.3
Respiratory Products	0.3
Broadcast Services/Program	0.3
Veterinary Products	0.3
Airlines	0.3
Satellite Telecom	0.3
Soap & Cleaning Preparation	0.3
Transport-Truck	0.3
Coatings/Paint	0.3
Food-Retail	0.3
Food-Dairy Products	0.3
Insurance-Life/Health	0.3
Gambling (Non-Hotel)	0.2
Oil Refining & Marketing	0.2
Athletic Equipment	0.2
Electric-Generation	0.2
Applications Software	0.2
Diversified Financial Services	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Consulting Services	0.2
Electric-Integrated	0.2
Food-Meat Products	0.2
Footwear & Related Apparel	0.2
Semiconductor Components-Integrated Circuits	0.2
Tobacco	0.2
Advertising Services	0.2
Metal Processors & Fabrication	0.2
Photo Equipment & Supplies	0.2
Retail-Automobile	0.2
Diversified Minerals	0.2
Food-Flour & Grain	0.2
Medical Instruments	0.2
Enterprise Software/Service	0.2
Metal-Iron	0.2
Electronic Parts Distribution	0.2
Instruments-Controls	0.2
Hazardous Waste Disposal	0.1
Building-Heavy Construction	0.1
Dental Supplies & Equipment	0.1
Electronic Connectors	0.1
Office Automation & Equipment	0.1
Textile-Products	0.1
Semiconductor Equipment	0.1
Food-Confectionery	0.1
Television	0.1
Retail-Building Products	0.1
Aerospace/Defense-Equipment	0.1
Insurance-Multi-line	0.1
Oil Field Machinery & Equipment	0.1
Forestry	0.1
Computer Aided Design	0.1
Beverages-Wine/Spirits	0.1
Cellular Telecom	0.1
Consumer Products-Misc.	0.1

Retail-Home Furnishings	0.1
Machinery-Pumps	0.1
Appliances	0.1
Machinery-Thermal Process	0.1
Transport-Rail	0.1
Pharmacy Services	0.1
Leisure Products	0.1
Auto-Heavy Duty Trucks	0.1
Office Supplies & Forms	0.1
Transport-Marine	0.1
Industrial Gases	0.1
Building Products-Cement	0.1
Bicycle Manufacturing	0.1
Machinery-Construction & Mining	0.1

98.8%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.2%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	10,530	$752,368

Aerospace/Defense - 0.5%

General Dynamics Corp.	8,000	733,280
Rockwell Collins, Inc.	4,000	290,920

		1,024,200

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	2,500	277,150

Agricultural Operations - 0.7%

Archer-Daniels-Midland Co.	35,620	1,433,705

Airlines - 0.7%

Delta Air Lines, Inc.	52,370	1,517,683

Apparel Manufacturers - 0.1%

Ralph Lauren Corp.	1,707	299,118

Applications Software - 1.5%

Check Point Software Technologies, Ltd.†	8,000	494,880
Citrix Systems, Inc.†	5,519	327,387
Microsoft Corp.	61,570	2,347,664

		3,169,931

Auto-Cars/Light Trucks - 0.7%

General Motors Co.†	37,680	1,459,346

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC	12,970	759,394
Johnson Controls, Inc.	38,140	1,926,451

		2,685,845

Banks-Commercial - 0.3%

BB&T Corp.	15,000	521,100

Banks-Fiduciary - 0.2%

State Street Corp.	5,500	399,355

Banks-Super Regional - 5.4%

Capital One Financial Corp.	10,450	748,534
Comerica, Inc.	37,910	1,719,218
Fifth Third Bancorp	93,310	1,896,059
PNC Financial Services Group, Inc.	29,640	2,280,798
US Bancorp	11,000	431,420
Wells Fargo & Co.	93,600	4,120,272

		11,196,301

Beverages-Non-alcoholic - 2.0%
Coca-Cola Enterprises, Inc.	51,880	2,175,847
Dr Pepper Snapple Group, Inc.	7,000	337,820
PepsiCo, Inc.	20,210	1,706,937

		4,220,604

Brewery - 0.2%

Molson Coors Brewing Co., Class B	6,000	316,020

Building Products-Cement - 0.7%

Martin Marietta Materials, Inc.	7,100	685,576
Vulcan Materials Co.	13,150	741,265

		1,426,841

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	10,000	498,700

Cellular Telecom - 0.7%

Rogers Communications, Inc., Class B	14,199	636,541
Vodafone Group PLC ADR	22,000	815,980

		1,452,521

Chemicals-Diversified - 1.1%

LyondellBasell Industries NV, Class A	28,320	2,185,738

Computer Services - 0.6%

Accenture PLC, Class A	12,844	995,025
International Business Machines Corp.	1,900	341,392

		1,336,417

Computers - 0.6%

Apple, Inc.	2,270	1,262,279

Computers-Memory Devices - 1.0%

EMC Corp.	82,480	1,967,148

Cosmetics & Toiletries - 0.7%

Avon Products, Inc.	40,870	728,712
Procter & Gamble Co.	9,700	816,934

		1,545,646

Cruise Lines - 0.6%

Carnival Corp.	37,170	1,342,209

Diversified Banking Institutions - 8.8%

Bank of America Corp.	224,610	3,553,330
Citigroup, Inc.	88,680	4,692,946
Goldman Sachs Group, Inc.	16,910	2,856,775
JPMorgan Chase & Co.	92,850	5,312,877
Morgan Stanley	55,370	1,733,081

		18,149,009

Diversified Manufacturing Operations - 3.0%

Eaton Corp. PLC	26,500	1,925,490
General Electric Co.	157,980	4,211,747

		6,137,237

Electric-Integrated - 1.0%

NextEra Energy, Inc.	16,300	1,378,817
PPL Corp.	21,000	644,910

		2,023,727

Electronic Components-Semiconductors - 3.0%

Altera Corp.	12,500	403,125
Intel Corp.	14,000	333,760
Micron Technology, Inc.†	38,220	806,442
Texas Instruments, Inc.	77,830	3,346,690
Xilinx, Inc.	30,140	1,339,120

		6,229,137

Electronic Security Devices - 0.3%

Tyco International, Ltd.	18,000	686,520

Engineering/R&D Services - 0.4%

Jacobs Engineering Group, Inc.†	8,700	519,999
KBR, Inc.	12,000	405,960

		925,959

Engines-Internal Combustion - 1.1%

Cummins, Inc.	16,960	2,244,826

Enterprise Software/Service - 0.6%

CA, Inc.	12,000	396,000
Oracle Corp.	22,500	794,025

		1,190,025

Finance-Credit Card - 0.6%

Discover Financial Services	23,460	1,250,418

Finance-Investment Banker/Broker - 0.8%

TD Ameritrade Holding Corp.	60,720	1,747,522

Finance-Other Services - 0.2%

IntercontinentalExchange Group, Inc.	2,400	511,896

Food-Misc./Diversified - 0.5%

General Mills, Inc.	9,500	479,085
Unilever PLC ADR	14,000	567,000

		1,046,085

Food-Retail - 0.2%

Kroger Co.	8,000	334,000

Gold Mining - 0.2%

Goldcorp, Inc.	14,543	326,636

Independent Power Producers - 1.0%

NRG Energy, Inc.	80,840	2,139,026

Instruments-Controls - 1.2%

Honeywell International, Inc.	26,990	2,388,885

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.	6,000	605,100

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	15,000	711,750

Insurance-Life/Health - 0.7%

Prudential Financial, Inc.	16,330	1,449,451

Insurance-Multi-line - 4.2%

Allstate Corp.	29,810	1,617,789
Hartford Financial Services Group, Inc.	42,980	1,531,377
ING US, Inc.	80,780	2,822,453
MetLife, Inc.	50,830	2,652,818

		8,624,437

Insurance-Property/Casualty - 1.0%

Chubb Corp.	15,000	1,446,750
Travelers Cos., Inc.	6,500	589,810

		2,036,560

Insurance-Reinsurance - 0.6%

Berkshire Hathaway, Inc., Class B†	11,000	1,281,830

Internet Security - 0.1%

Symantec Corp.	8,000	179,920

Investment Management/Advisor Services - 2.9%

Ameriprise Financial, Inc.	38,530	4,170,872
Franklin Resources, Inc.	9,000	498,510
Invesco, Ltd.	36,870	1,284,920

		5,954,302

Machinery-Farming - 0.1%

Deere & Co.	3,400	286,416

Medical Instruments - 0.1%

Medtronic, Inc.	5,000	286,600

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings†	5,400	549,990

Medical Products - 1.3%

Baxter International, Inc.	27,443	1,878,473
Stryker Corp.	8,000	595,360
Zimmer Holdings, Inc.	3,500	319,935

		2,793,768

Medical-Biomedical/Gene - 1.0%

Amgen, Inc.	13,830	1,577,726
Gilead Sciences, Inc.†	6,300	471,303

		2,049,029

Medical-Drugs - 7.7%

Abbott Laboratories	13,000	496,470
AbbVie, Inc.	29,770	1,442,357
Eli Lilly & Co.	21,490	1,079,228
Johnson & Johnson	10,000	946,600
Merck & Co., Inc.	76,450	3,809,503
Novartis AG ADR	15,000	1,186,800
Pfizer, Inc.	218,270	6,925,707

		15,886,665

Medical-Generic Drugs - 0.7%

Mylan, Inc.†	17,290	763,008
Teva Pharmaceutical Industries, Ltd. ADR	17,000	692,920

		1,455,928

Medical-HMO - 1.8%

Aetna, Inc.	15,410	1,062,211
Cigna Corp.	24,660	2,156,517
WellPoint, Inc.	4,400	408,672

		3,627,400

Medical-Wholesale Drug Distribution - 2.5%

Cardinal Health, Inc.	33,790	2,182,834
McKesson Corp.	18,410	3,054,035

		5,236,869

Multimedia - 4.8%

Time Warner, Inc.	46,210	3,036,459
Twenty-First Century Fox, Inc., Class A	30,130	1,009,054
Viacom, Inc., Class B	32,560	2,610,335
Walt Disney Co.	47,980	3,384,509

		10,040,357

Networking Products - 2.2%

Cisco Systems, Inc.	212,820	4,522,425

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	12,000	418,920

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	12,300	284,991

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	8,513	502,948

Oil Companies-Exploration & Production - 6.4%

Anadarko Petroleum Corp.	11,730	1,041,859
Apache Corp.	33,710	3,084,128
Noble Energy, Inc.	9,400	660,256
Occidental Petroleum Corp.	79,270	7,527,479
QEP Resources, Inc.	16,000	512,320
Whiting Petroleum Corp.†	6,500	392,600

		13,218,642

Oil Companies-Integrated - 2.9%

Chevron Corp.	16,950	2,075,358

Hess Corp.	7,000	567,910
Phillips 66	32,390	2,254,668
Royal Dutch Shell PLC ADR, Class A	16,500	1,100,550

		5,998,486

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	13,160	728,932
National Oilwell Varco, Inc.	7,000	570,500

		1,299,432

Oil Refining & Marketing - 1.3%

Valero Energy Corp.	60,037	2,744,892

Oil-Field Services - 0.3%

Schlumberger, Ltd.	8,000	707,360

Pipelines - 0.1%

Enterprise Products Partners LP	3,600	226,692

Publishing-Newspapers - 0.4%

News Corp., Class A†	41,720	749,291

Real Estate Investment Trusts - 0.7%

Equity Residential	4,300	221,622
HCP, Inc.	9,200	338,284
Weyerhaeuser Co.	29,678	894,198

		1,454,104

Retail-Apparel/Shoe - 0.7%

PVH Corp.	10,240	1,371,341

Retail-Consumer Electronics - 0.6%

Best Buy Co., Inc.	30,270	1,227,448

Retail-Discount - 0.4%

Target Corp.	7,000	447,510
Wal-Mart Stores, Inc.	5,656	458,193

		905,703

Retail-Drug Store - 1.6%

CVS Caremark Corp.	47,980	3,212,741

Retail-Regional Department Stores - 1.2%

Kohl’s Corp.	46,780	2,585,998

Retail-Restaurants - 0.3%

McDonald’s Corp.	6,221	605,739

Semiconductor Components-Integrated Circuits - 1.1%

Analog Devices, Inc.	11,200	540,064
QUALCOMM, Inc.	23,830	1,753,411

		2,293,475

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	84,400	1,460,120

Telephone-Integrated - 0.1%

AT&T, Inc.	8,000	281,680

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	4,000	325,560

Transport-Rail - 0.3%

Union Pacific Corp.	3,840	622,234

Transport-Services - 1.6%

FedEx Corp.	23,450	3,252,515

Web Portals/ISP - 0.4%

Google, Inc., Class A†	690	731,117

Total Long-Term Investment Securities
(cost $154,595,160)		203,681,359

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Time Deposits - 1.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/02/2013 (cost $3,262,000)	$3,262,000	3,262,000

TOTAL INVESTMENTS
(cost $157,857,160)(1)	99.8%	206,943,359
Other assets less liabilities	0.2	403,554

NET ASSETS	100.0%	$207,346,913

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$11,196,301	$—	$—	$11,196,301
Diversified Banking Institutions	18,149,009	—	—	18,149,009
Medical-Drugs	15,886,665	—	—	15,886,665
Oil Companies - Exploration & Production	13,218,642	—	—	13,218,642
Other Industries*	145,230,742	—	—	145,230,742
Short-Term Investment Securities:
Time Deposits	—	3,262,000	—	3,262,000

Total	$203,681,359	$3,262,000	$—	$206,943,359

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Advertising Agencies - 0.5%

Interpublic Group of Cos., Inc.	46,000	$800,400

Aerospace/Defense - 0.7%

TransDigm Group, Inc.	6,350	993,902

Agricultural Chemicals - 0.7%

CF Industries Holdings, Inc.	5,160	1,121,681

Airlines - 1.7%

Delta Air Lines, Inc.	87,980	2,549,660

Apparel Manufacturers - 2.5%

Michael Kors Holdings, Ltd.†	26,540	2,164,337
VF Corp.	6,650	1,559,957

		3,724,294

Applications Software - 3.3%

Citrix Systems, Inc.†	16,410	973,441
Intuit, Inc.	27,540	2,044,294
Salesforce.com, Inc.†	16,675	868,601
ServiceNow, Inc.†	21,957	1,166,136

		5,052,472

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†	6,130	780,226

Auto/Truck Parts & Equipment-Original - 2.1%

BorgWarner, Inc.	16,590	1,777,950
Delphi Automotive PLC	24,121	1,412,285

		3,190,235

Banks-Commercial - 2.2%

BankUnited, Inc.	25,580	825,722
First Republic Bank	14,820	757,302
Signature Bank†	15,854	1,684,488

		3,267,512

Beverages-Wine/Spirits - 1.6%

Constellation Brands, Inc., Class A†	34,800	2,450,268

Broadcast Services/Program - 1.4%

Discovery Communications, Inc., Class A†	23,690	2,067,426

Building & Construction Products-Misc. - 1.0%

Fortune Brands Home & Security, Inc.	34,816	1,517,978

Building Products-Cement - 0.2%

Eagle Materials, Inc.	4,820	375,960

Building Products-Wood - 0.5%

Masco Corp.	31,955	716,431

Building-Residential/Commercial - 0.8%

Lennar Corp., Class A	35,410	1,266,262

Cable/Satellite TV - 1.9%

Charter Communications, Inc., Class A†	12,620	1,704,962
DISH Network Corp., Class A	20,400	1,104,864

		2,809,826

Casino Hotels - 0.9%

Wynn Resorts, Ltd.	8,082	1,340,561

Chemicals-Specialty - 0.9%

Eastman Chemical Co.	18,110	1,395,013

Coatings/Paint - 2.1%

Sherwin-Williams Co.	17,570	3,215,837

Commercial Services - 0.9%

CoStar Group, Inc.†	7,132	1,328,264

Commercial Services-Finance - 4.6%

Alliance Data Systems Corp.†	10,600	2,567,956
Equifax, Inc.	6,520	438,992
FleetCor Technologies, Inc.†	8,830	1,075,317
McGraw Hill Financial, Inc.	18,230	1,358,135
Moody’s Corp.	19,712	1,471,107

		6,911,507

Computer Software - 0.7%

Cornerstone OnDemand, Inc.†	19,740	995,291

Computers-Integrated Systems - 0.2%

Teradata Corp.†	8,340	380,638

Consulting Services - 2.0%

Gartner, Inc.†	15,200	982,680
Verisk Analytics, Inc., Class A†	31,090	2,024,270

		3,006,950

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	6,080	268,371

Containers-Paper/Plastic - 0.6%

Rock Tenn Co., Class A	10,350	977,247

Cruise Lines - 0.6%

Norwegian Cruise Line Holdings, Ltd.†	25,654	874,801

Data Processing/Management - 0.8%

CommVault Systems, Inc.†	15,370	1,150,445

Dialysis Centers - 0.4%

DaVita HealthCare Partners, Inc.†	9,490	565,130

Distribution/Wholesale - 1.5%

LKQ Corp.†	30,777	1,020,257
WW Grainger, Inc.	4,840	1,248,333

		2,268,590

Diversified Manufacturing Operations - 1.0%

Ingersoll-Rand PLC	21,490	1,534,816

E-Commerce/Services - 1.1%

Netflix, Inc.†	2,490	910,842
TripAdvisor, Inc.†	8,756	773,330

		1,684,172

Electric Products-Misc. - 1.1%

AMETEK, Inc.	33,432	1,645,523

Electric-Transmission - 0.6%

ITC Holdings Corp.	10,750	972,660

Electronic Components-Semiconductors - 1.0%

Cree, Inc.†	13,230	738,234
Xilinx, Inc.	17,630	783,301

		1,521,535

Enterprise Software/Service - 1.4%

Concur Technologies, Inc.†	10,140	984,493
Guidewire Software, Inc.†	24,572	1,172,821

		2,157,314

Filtration/Separation Products - 0.6%

Pall Corp.	11,080	927,396

Finance-Other Services - 1.1%

IntercontinentalExchange Group, Inc.	7,640	1,629,536

Food-Confectionery - 1.1%

Hershey Co.	17,070	1,653,912

Food-Retail - 1.6%

Kroger Co.	25,050	1,045,837

Whole Foods Market, Inc.	23,940	1,355,004

		2,400,841

Hazardous Waste Disposal - 0.8%

Stericycle, Inc.†	10,193	1,197,474

Hotel/Motels - 1.1%

Starwood Hotels & Resorts Worldwide, Inc.	23,160	1,724,957

Industrial Automated/Robotic - 1.0%

Rockwell Automation, Inc.	13,084	1,486,081

Instruments-Scientific - 0.6%

Waters Corp.†	8,850	880,841

Insurance Brokers - 0.8%

Aon PLC	15,410	1,258,072

Internet Application Software - 0.6%

Splunk, Inc.†	5,180	373,789
Zynga, Inc., Class A†	112,910	491,158

		864,947

Internet Content-Entertainment - 0.6%

Pandora Media, Inc.†	32,701	928,708

Internet Content-Information/News - 1.1%

LinkedIn Corp., Class A†	7,710	1,727,271

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	8,750	719,775

Investment Management/Advisor Services - 2.0%

Affiliated Managers Group, Inc.†	14,857	2,975,114

Machinery-General Industrial - 0.5%

Roper Industries, Inc.	5,870	761,339

Medical Information Systems - 1.2%

Cerner Corp.†	31,590	1,815,477

Medical Instruments - 0.6%

St Jude Medical, Inc.	15,950	931,799

Medical Products - 0.7%

Sirona Dental Systems, Inc.†	16,630	1,143,811

Medical-Biomedical/Gene - 2.4%

Alexion Pharmaceuticals, Inc.†	10,020	1,247,490
Illumina, Inc.†	8,930	875,140
Vertex Pharmaceuticals, Inc.†	21,095	1,464,415

		3,587,045

Medical-Drugs - 0.9%

Zoetis, Inc.	44,020	1,371,223

Medical-Generic Drugs - 2.4%

Actavis PLC†	8,730	1,423,601
Perrigo Co.	14,091	2,196,646

		3,620,247

Medical-HMO - 0.2%

Cigna Corp.	4,290	375,161

Medical-Hospitals - 0.5%

Community Health Systems, Inc.	19,380	799,425

Medical-Wholesale Drug Distribution - 1.0%

Cardinal Health, Inc.	22,710	1,467,066

Oil Companies-Exploration & Production - 4.1%

Cabot Oil & Gas Corp.	28,638	986,579
Concho Resources, Inc.†	14,770	1,535,046
Continental Resources, Inc.†	5,170	555,827
Gulfport Energy Corp.†	17,860	1,043,560
Pioneer Natural Resources Co.	4,590	815,872
SM Energy Co.	13,930	1,227,790

		6,164,674

Oil Field Machinery & Equipment - 1.4%

Cameron International Corp.†	37,061	2,052,809

Oil-Field Services - 0.6%

Oceaneering International, Inc.	11,810	911,614

Paper & Related Products - 0.7%

International Paper Co.	23,370	1,090,211

Pharmacy Services - 0.9%

Catamaran Corp.†	29,225	1,333,537

Real Estate Investment Trusts - 1.1%

Plum Creek Timber Co., Inc.	37,300	1,631,502

Real Estate Management/Services - 1.6%

CBRE Group, Inc., Class A†	32,779	794,563
Realogy Holdings Corp.†	35,980	1,705,092

		2,499,655

Recreational Vehicles - 0.9%

Polaris Industries, Inc.	10,166	1,356,856

Rental Auto/Equipment - 0.6%

United Rentals, Inc.†	13,479	926,412

Resort/Theme Parks - 0.5%

SeaWorld Entertainment, Inc.	26,420	787,844

Retail-Apparel/Shoe - 1.6%

Coach, Inc.	5,738	332,230
Foot Locker, Inc.	22,770	885,525
Lululemon Athletica, Inc.†	8,540	595,409
Urban Outfitters, Inc.†	14,937	582,842

		2,396,006

Retail-Discount - 1.0%

Dollar Tree, Inc.†	27,790	1,546,513

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	16,740	1,052,611

Retail-Perfume & Cosmetics - 0.9%

Ulta Salon Cosmetics & Fragrance, Inc.†	10,440	1,325,254

Retail-Regional Department Stores - 0.6%

Macy’s, Inc.	17,030	907,018

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	1,150	602,439
Dunkin’ Brands Group, Inc.	23,440	1,148,091

		1,750,530

Retirement/Aged Care - 0.9%

Brookdale Senior Living, Inc.†	46,270	1,349,233

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	58,440	1,011,012

Television - 0.6%

AMC Networks, Inc., Class A†	13,980	897,376

Therapeutics - 0.9%

BioMarin Pharmaceutical, Inc.†	5,270	370,902
Pharmacyclics, Inc.†	7,690	957,559

		1,328,461

Tobacco - 0.5%

Lorillard, Inc.	14,360	737,099

Transport-Marine - 0.8%

Kirby Corp.†	12,200	1,152,290

Transport-Rail - 0.9%

Kansas City Southern	11,240	1,360,265

Transport-Truck - 0.8%

J.B. Hunt Transport Services, Inc.	16,720	1,257,177

Vitamins & Nutrition Products - 1.6%

Herbalife, Ltd.	14,893	1,037,744
Mead Johnson Nutrition Co.	16,760	1,416,388

		2,454,132

Web Hosting/Design - 0.2%

Rackspace Hosting, Inc.†	6,584	251,575

Wireless Equipment - 1.6%

SBA Communications Corp., Class A†	29,240	2,490,371

Total Long-Term Investment Securities
(cost $119,643,051)		145,148,753

REPURCHASE AGREEMENT - 6.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $10,147,000 and collateralized by $11,385,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $10,351,595

(cost $10,147,000)	$10,147,000	10,147,000

TOTAL INVESTMENTS
(cost $129,790,051)(1)	102.7%	155,295,753
Liabilities in excess of other assets	(2.7)	(4,036,910)

NET ASSETS	100.0%	$151,258,843

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$145,148,753	$—	$—	$145,148,753
Repurchase Agreement	—	10,147,000	—	10,147,000

Total	$145,148,753	$10,147,000	$—	$155,295,753

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.7%
Advertising Agencies - 0.8%

Interpublic Group of Cos., Inc.	328,400	$5,714,160
Omnicom Group, Inc.	22,590	1,614,056

		7,328,216

Aerospace/Defense - 1.0%

Cubic Corp.	13,694	767,412
Esterline Technologies Corp.†	79,136	6,965,551
Teledyne Technologies, Inc.†	17,883	1,658,290

		9,391,253

Aerospace/Defense-Equipment - 1.4%

Curtiss-Wright Corp.	110,876	5,850,927
Moog, Inc., Class A†	102,500	7,038,675

		12,889,602

Agricultural Operations - 0.5%

Bunge, Ltd.	63,200	5,063,584

Applications Software - 1.3%

Check Point Software Technologies, Ltd.†	88,500	5,474,610
Verint Systems, Inc.†	169,300	6,419,856

		11,894,466

Auto/Truck Parts & Equipment-Original - 0.8%

Lear Corp.	60,688	5,031,642
TRW Automotive Holdings Corp.†	31,030	2,407,928

		7,439,570

Banks-Commercial - 2.7%

BankUnited, Inc.	153,698	4,961,371
BB&T Corp.	86,478	3,004,246
East West Bancorp, Inc.	96,217	3,298,319
First Midwest Bancorp, Inc.	218,350	4,008,906
Iberiabank Corp.	76,000	4,765,200
Zions Bancorporation	188,900	5,540,437

		25,578,479

Banks-Fiduciary - 0.2%

State Street Corp.	22,372	1,624,431

Banks-Super Regional - 1.7%

Comerica, Inc.	207,924	9,429,353
Fifth Third Bancorp	133,283	2,708,311
Huntington Bancshares, Inc.	197,807	1,815,868
SunTrust Banks, Inc.	59,522	2,156,482

		16,110,014

Beverages-Non-alcoholic - 0.2%

Coca-Cola Enterprises, Inc.	25,112	1,053,197
Dr Pepper Snapple Group, Inc.	16,600	801,116

		1,854,313

Beverages-Wine/Spirits - 0.6%

Constellation Brands, Inc., Class A†	51,896	3,653,997
Treasury Wine Estates, Ltd.	377,784	1,689,924

		5,343,921

Building & Construction Products-Misc. - 0.5%

Louisiana-Pacific Corp.†	268,690	4,406,516

Building & Construction-Misc. - 0.2%

Aegion Corp.†	91,643	1,995,068

Building Products-Doors & Windows - 0.1%

Griffon Corp.	50,267	646,434

Building Products-Wood - 0.1%

Masco Corp.	63,170	1,416,271

Building-Heavy Construction - 0.6%

Chicago Bridge & Iron Co. NV	77,100	5,912,028

Building-Residential/Commercial - 1.0%

Lennar Corp., Class A	102,300	3,658,248
Toll Brothers, Inc.†	156,769	5,345,823

		9,004,071

Capacitors - 0.2%

Kemet Corp.†	355,000	2,130,000

Chemicals-Diversified - 1.5%

Celanese Corp., Series A	188,100	10,558,053
Chemtura Corp.†	135,000	3,564,000

		14,122,053

Chemicals-Plastics - 0.8%

PolyOne Corp.	225,511	7,320,087

Chemicals-Specialty - 5.0%

Ashland, Inc.	62,400	5,683,392
Cabot Corp.	207,600	10,130,880
Eastman Chemical Co.	106,000	8,165,180
H.B. Fuller Co.	106,624	5,462,348
Methanex Corp.	181,510	11,144,714
Minerals Technologies, Inc.	120,988	7,186,687

		47,773,201

Coal - 0.2%

CONSOL Energy, Inc.	56,000	1,992,480

Commercial Services-Finance - 1.2%

Alliance Data Systems Corp.†	6,456	1,564,031
Equifax, Inc.	25,965	1,748,223
Global Payments, Inc.	15,050	948,903
Lender Processing Services, Inc.	38,830	1,363,321
McGraw Hill Financial, Inc.	23,063	1,718,193
Moody’s Corp.	13,944	1,040,641
SEI Investments Co.	41,689	1,399,917
Total System Services, Inc.	7,334	227,721
Vantiv, Inc., Class A†	48,358	1,465,247

		11,476,197

Computers-Integrated Systems - 0.2%

Brocade Communications Systems, Inc.†	163,726	1,439,152

Computers-Memory Devices - 0.9%

NetApp, Inc.	23,077	951,926
SanDisk Corp.	39,900	2,719,185
Seagate Technology PLC	37,056	1,817,226
Western Digital Corp.	41,783	3,135,397

		8,623,734

Consulting Services - 0.8%

Booz Allen Hamilton Holding Corp.	181,700	3,177,933
FTI Consulting, Inc.†	22,240	998,798
Towers Watson & Co., Class A	28,941	3,258,757

		7,435,488

Consumer Products-Misc. - 0.7%

Samsonite International SA	2,097,300	6,262,697

Containers-Metal/Glass - 1.8%

Ball Corp.	17,611	880,198
Crown Holdings, Inc.†	72,578	3,203,593
Owens-Illinois, Inc.†	340,887	11,249,271

Rexam PLC	220,248	1,801,068

		17,134,130

Containers-Paper/Plastic - 2.2%

Graphic Packaging Holding Co.†	343,853	3,087,800
Packaging Corp. of America	125,000	7,657,500
Rock Tenn Co., Class A	8,849	835,523
Sealed Air Corp.	176,500	5,667,415
Sonoco Products Co.	98,000	3,925,880

		21,174,118

Cruise Lines - 0.6%

Norwegian Cruise Line Holdings, Ltd.†	159,300	5,432,130

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	14,509	864,011

Distribution/Wholesale - 3.7%

Arrow Electronics, Inc.†	230,437	11,830,636
Ingram Micro, Inc., Class A†	190,500	4,465,320
WESCO International, Inc.†	213,399	18,348,046

		34,644,002

Diversified Manufacturing Operations - 4.7%

Barnes Group, Inc.	231,078	8,434,347
Carlisle Cos., Inc.	75,876	5,577,645
Colfax Corp.†	17,000	987,360
Crane Co.	44,600	2,779,026
Dover Corp.	121,288	11,005,673
Federal Signal Corp.†	172,318	2,693,330
Harsco Corp.	113,000	2,954,950
Ingersoll-Rand PLC	19,000	1,356,980
Parker Hannifin Corp.	25,420	2,995,493
Pentair, Ltd.	82,856	5,859,576

		44,644,380

Diversified Operations/Commercial Services - 0.1%

Chemed Corp.	17,461	1,360,736

E-Commerce/Services - 0.3%

Expedia, Inc.	22,504	1,433,280
IAC/InterActiveCorp	18,935	1,083,271

		2,516,551

Electric Products-Misc. - 0.3%

AMETEK, Inc.	58,950	2,901,519

Electric-Generation - 0.1%

AES Corp.	65,076	948,157

Electric-Integrated - 2.6%

Alliant Energy Corp.	121,809	6,273,164
Ameren Corp.	34,879	1,250,412
American Electric Power Co., Inc.	35,296	1,661,030
Edison International	31,469	1,454,182
Great Plains Energy, Inc.	166,699	3,957,434
NV Energy, Inc.	94,439	2,233,482
Westar Energy, Inc.	162,346	5,091,171
Wisconsin Energy Corp.	71,754	2,997,165

		24,918,040

Electronic Components-Misc. - 1.5%

Flextronics International, Ltd.†	1,257,432	9,531,334
Plexus Corp.†	95,907	3,871,766
TE Connectivity, Ltd.	19,508	1,028,462

		14,431,562

Electronic Components-Semiconductors - 3.7%

Avago Technologies, Ltd.	226,444	10,128,840
Fairchild Semiconductor International, Inc.†	493,300	6,279,709
Infineon Technologies AG	165,000	1,674,419
LSI Corp.	293,832	2,371,224
Microsemi Corp.†	277,100	6,769,553
ON Semiconductor Corp.†	205,761	1,458,846
Skyworks Solutions, Inc.†	242,700	6,453,393

		35,135,984

Electronic Parts Distribution - 0.8%

Avnet, Inc.	51,910	2,071,209
Rexel SA	214,435	5,434,387

		7,505,596

Electronic Security Devices - 0.3%

Tyco International, Ltd.	78,200	2,982,548

Engineering/R&D Services - 0.9%

Fluor Corp.	27,424	2,133,861
KBR, Inc.	161,500	5,463,545
McDermott International, Inc.†	110,000	896,500

		8,493,906

Entertainment Software - 0.1%

Activision Blizzard, Inc.	80,176	1,379,829

Finance-Consumer Loans - 0.2%

SLM Corp.	67,599	1,801,513

Finance-Credit Card - 0.4%

Discover Financial Services	62,221	3,316,379

Finance-Investment Banker/Broker - 1.5%

Charles Schwab Corp.	53,828	1,317,709
LPL Financial Holdings, Inc.	152,200	6,524,814
Raymond James Financial, Inc.	61,404	2,958,445
TD Ameritrade Holding Corp.	131,807	3,793,406

		14,594,374

Finance-Other Services - 0.0%

Solar Cayman, Ltd.†*(1)(2)	120,200	8,414

Food-Meat Products - 0.2%

Tyson Foods, Inc., Class A	54,576	1,729,513

Food-Misc./Diversified - 1.1%

Ebro Foods SA	200,364	4,619,141
Ingredion, Inc.	84,000	5,809,440

		10,428,581

Gas-Distribution - 0.8%

UGI Corp.	183,011	7,368,023

Home Decoration Products - 1.1%

Newell Rubbermaid, Inc.	334,789	10,160,846

Human Resources - 1.1%

Manpowergroup, Inc.	33,906	2,710,107
Robert Half International, Inc.	75,719	2,925,025
TrueBlue, Inc.†	176,600	4,510,364

		10,145,496

Identification Systems - 0.6%

Brady Corp., Class A	107,397	3,364,748
Checkpoint Systems, Inc.†	169,638	2,449,573

		5,814,321

Instruments-Controls - 0.8%

Honeywell International, Inc.	84,900	7,514,499

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	69,703	3,307,407

Insurance-Life/Health - 2.0%

Principal Financial Group, Inc.	105,177	5,325,111
Symetra Financial Corp.	38,623	740,403
Torchmark Corp.	38,985	2,962,860
Unum Group	291,733	9,793,477

		18,821,851

Insurance-Multi-line - 1.3%

Allstate Corp.	18,084	981,419
Loews Corp.	28,960	1,371,256
XL Group PLC	311,000	9,948,890

		12,301,565

Insurance-Property/Casualty - 1.1%

Alleghany Corp.†	5,715	2,252,282
Arch Capital Group, Ltd.†	17,088	1,005,287
Hanover Insurance Group, Inc.	118,300	7,134,673

		10,392,242

Insurance-Reinsurance - 2.0%

Argo Group International Holdings, Ltd.	88,500	4,185,165
Axis Capital Holdings, Ltd.	43,218	2,123,300
Reinsurance Group of America, Inc.	164,016	12,297,920

		18,606,385

Internet Security - 0.2%

Symantec Corp.	85,330	1,919,072

Leisure Products - 0.2%

Brunswick Corp.	47,723	2,180,941

Lighting Products & Systems - 0.5%

Acuity Brands, Inc.	42,374	4,344,606

Machine Tools & Related Products - 0.8%

Kennametal, Inc.	161,100	7,649,028

Machinery-Construction & Mining - 0.1%

Joy Global, Inc.	25,000	1,414,000

Machinery-Farming - 0.1%

AGCO Corp.	13,022	758,922

Machinery-General Industrial - 0.7%

Albany International Corp., Class A	89,839	3,302,482
IDEX Corp.	51,200	3,652,096

		6,954,578

Machinery-Pumps - 0.4%

Flowserve Corp.	56,456	4,029,829

Medical Labs & Testing Services - 0.1%

ICON PLC†	26,189	998,848

Medical Products - 0.3%

CareFusion Corp.†	74,453	2,966,952

Medical-Drugs - 2.0%

Almirall SA	612,095	9,504,400
Ono Pharmaceutical Co., Ltd.	66,000	5,000,342
UCB SA	68,231	4,578,512

		19,083,254

Medical-HMO - 1.1%

Cigna Corp.	39,054	3,415,272
WellCare Health Plans, Inc.†	99,000	7,355,700

		10,770,972

Medical-Hospitals - 0.2%

Community Health Systems, Inc.	50,600	2,087,250

Medical-Wholesale Drug Distribution - 0.8%

AmerisourceBergen Corp.	35,894	2,531,604
Cardinal Health, Inc.	23,648	1,527,661
McKesson Corp.	22,499	3,732,359

		7,791,624

Metal Processors & Fabrication - 0.4%

Timken Co.	73,840	3,821,958

Metal-Diversified - 0.2%

Molycorp, Inc.†	366,500	1,751,870

Office Supplies & Forms - 1.2%

ACCO Brands Corp.†	713,000	4,292,260
Avery Dennison Corp.	139,000	6,797,100

		11,089,360

Oil & Gas Drilling - 0.5%

Ensco PLC, Class A	20,717	1,223,960
Ocean Rig UDW, Inc.†	174,100	3,626,503

		4,850,463

Oil Companies-Exploration & Production - 2.8%

Cobalt International Energy, Inc.†	328,565	7,304,000
Energen Corp.	29,734	2,145,903
EQT Corp.	21,062	1,792,587
Japan Petroleum Exploration Co.	47,700	1,834,884
Kosmos Energy, Ltd.†	75,087	781,656
Newfield Exploration Co.†	129,227	3,631,279
Noble Energy, Inc.	21,987	1,544,367
QEP Resources, Inc.	167,900	5,376,158
Rosetta Resources, Inc.†	25,313	1,280,078
Southwestern Energy Co.†	24,672	953,819

		26,644,731

Oil Companies-Integrated - 0.1%

Marathon Oil Corp.	33,240	1,197,970

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	21,098	1,168,618

Oil Refining & Marketing - 0.2%

Marathon Petroleum Corp.	13,352	1,104,744
Tesoro Corp.	19,395	1,137,129

		2,241,873

Oil-Field Services - 0.4%

Trican Well Service, Ltd.	341,700	4,053,686

Paper & Related Products - 0.3%

International Paper Co.	36,034	1,680,986
Xerium Technologies, Inc.†	80,000	1,055,200

		2,736,186

Pharmacy Services - 0.5%

Omnicare, Inc.	76,298	4,370,349

Power Converter/Supply Equipment - 1.3%

Hubbell, Inc., Class B	116,607	12,583,061

Real Estate Investment Trusts - 3.9%

American Assets Trust, Inc.	158,268	4,936,379
Blackstone Mortgage Trust, Inc., Class A	189,900	4,907,016
Boston Properties, Inc.	24,855	2,472,824
BRE Properties, Inc.	32,875	1,684,186
Equity Lifestyle Properties, Inc.	147,100	5,222,050
Equity Residential	48,566	2,503,092
Hatteras Financial Corp.	113,200	1,891,572
Kimco Realty Corp.	113,246	2,335,133
Plum Creek Timber Co., Inc.	114,800	5,021,352
Regency Centers Corp.	31,542	1,477,427
SL Green Realty Corp.	19,556	1,769,231
Taubman Centers, Inc.	26,327	1,721,259
Ventas, Inc.	19,828	1,126,825

		37,068,346

Real Estate Operations & Development - 0.5%

Forest City Enterprises, Inc., Class A†	236,855	4,618,673

Rental Auto/Equipment - 0.4%

Avis Budget Group, Inc.†	106,200	3,914,532

Retail-Apparel/Shoe - 1.4%

Ascena Retail Group, Inc.†	229,000	4,877,700
Express, Inc.†	75,000	1,845,750
Finish Line, Inc., Class A	153,000	4,040,730
Foot Locker, Inc.	39,380	1,531,488
Ross Stores, Inc.	11,366	869,045

		13,164,713

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A†	20,130	588,400

Retail-Mail Order - 0.1%

Williams-Sonoma, Inc.	15,144	895,313

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.	19,453	1,210,171

Retail-Office Supplies - 0.8%

Staples, Inc.	488,963	7,593,595

Retail-Regional Department Stores - 0.3%

Macy’s, Inc.	55,389	2,950,018

Retail-Vitamins & Nutrition Supplements - 0.7%

GNC Holdings, Inc., Class A	112,800	6,788,304

Retirement/Aged Care - 0.8%

Brookdale Senior Living, Inc.†	252,273	7,356,281

Rubber-Tires - 0.4%

Goodyear Tire & Rubber Co.	159,000	3,539,340

Savings & Loans/Thrifts - 0.5%

EverBank Financial Corp.	283,700	4,842,759

Semiconductor Components-Integrated Circuits - 1.5%

Analog Devices, Inc.	49,066	2,365,963
Maxim Integrated Products, Inc.	134,300	3,824,864
NXP Semiconductor NV†	183,200	7,786,000

		13,976,827

Semiconductor Equipment - 1.0%

Brooks Automation, Inc.	310,500	3,281,985
LTX-Credence Corp.†	298,234	2,153,249
Teradyne, Inc.†	247,500	4,214,925

		9,650,159

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	30,432	2,502,423

Steel-Producers - 0.7%

Carpenter Technology Corp.	106,000	6,390,740

Steel-Specialty - 0.2%

Universal Stainless & Alloy Products, Inc.†	52,202	1,897,543

Telecom Services - 0.2%

Amdocs, Ltd.	58,504	2,367,072

Telecommunication Equipment - 0.5%

Harris Corp.	73,411	4,735,744

Television - 0.4%

CBS Corp., Class B	70,247	4,113,664

Tobacco - 0.1%

Lorillard, Inc.	25,879	1,328,369

Tools-Hand Held - 0.8%

Stanley Black & Decker, Inc.	88,855	7,231,908

Total Long-Term Investment Securities
(cost $664,894,964)		897,436,829

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%
SSgA Money Market Fund (cost $6,320,782)	6,320,782	6,320,782

REPURCHASE AGREEMENT - 4.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $42,445,000 and collateralized by $47,675,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $43,347,588

(cost $42,445,000)	$42,445,000	42,445,000

TOTAL INVESTMENTS
(cost $713,660,746)(3)	99.9%	946,202,611
Other assets less liabilities	0.1	905,630

NET ASSETS	100.0%	$947,108,241

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be sold in transactions exempt from registration, normally to qualify institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $8,414 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Chemicals - Specialty	$47,773,201	$—	$—	$47,773,201
Finance - Other Services	—	—	8,414	8,414
Other Industries*	849,655,214	—	—	849,655,214
Short-Term Investment Securities:
Registered Investment Companies	6,320,782	—	—	6,320,782
Repurchase Agreement	—	42,445,000	—	42,445,000

Total	$903,749,197	$42,445,000	$8,414	$946,202,611

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 51.6%

VALIC Co. I Blue Chip Growth Fund	1,215,427	$20,735,187
VALIC Co. I Dividend Value Fund	3,106,741	39,983,759
VALIC Co. I Mid Cap Index Fund	908,533	24,593,993
VALIC Co. I Mid Cap Strategic Growth Fund	86,020	1,386,642
VALIC Co. I Nasdaq-100 Index Fund	1,891,884	15,532,368
VALIC Co. I Science & Technology Fund†	743,809	16,973,717
VALIC Co. I Small Cap Index Fund	661,315	14,013,274
VALIC Co. I Small Cap Special Values Fund	769,169	10,322,242
VALIC Co. I Stock Index Fund	2,903,915	97,542,498
VALIC Co. I Value Fund	213,394	2,887,225
VALIC Co. II Capital Appreciation Fund	1,119,895	16,272,073
VALIC Co. II Large Cap Value Fund	425,199	6,828,691
VALIC Co. II Mid Cap Growth Fund	588,635	6,304,278
VALIC Co. II Mid Cap Value Fund	1,985,953	47,940,915
VALIC Co. II Small Cap Growth Fund	309,591	5,557,150
VALIC Co. II Small Cap Value Fund	1,303,770	23,181,034

Total Domestic Equity Investment Companies
(cost $262,144,136)		350,055,046

Fixed Income Investment Companies - 31.0%

VALIC Co. I Capital Conservation Fund	1,090,552	10,840,084
VALIC Co. I Government Securities Fund	921,040	9,910,390
VALIC Co. I Inflation Protected Fund	933,674	10,429,134
VALIC Co. II Core Bond Fund	9,053,458	98,411,083
VALIC Co. II High Yield Bond Fund	4,139,922	32,622,582
VALIC Co. II Strategic Bond Fund	4,169,475	48,199,136

Total Fixed Income Investment Companies
(cost $208,520,001)		210,412,409

International Equity Investment Companies - 13.3%

VALIC Co. I Emerging Economies Fund	3,621,000	29,873,252
VALIC Co. I Foreign Value Fund	1,403,710	15,679,440
VALIC Co. I International Equities Fund	4,149,713	30,002,422
VALIC Co. I International Growth Fund	1,052,927	14,540,922

Total International Equity Investment Companies
(cost $81,387,566)		90,096,036

Real Estate Investment Companies - 4.1%

VALIC Co. I Global Real Estate Fund
(cost $24,780,810)	3,082,163	27,585,358

TOTAL INVESTMENTS
(cost $576,832,513)(2)	100.0%	678,148,849
Other assets less liabilities	0.0	12,019

NET ASSETS	100.0%	$678,160,868

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$350,055,046	$—	$—	$350,055,046
Fixed Income Investment Companies	210,412,409	—	—	210,412,409
International Equity Investment Companies	90,096,036	—	—	90,096,036
Real Estate Investment Companies	27,585,358	—	—	27,585,358

Total	$678,148,849	$—	$—	$678,148,849

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 98.2%
Certificates of Deposit - 28.3%

Citibank NA 0.20% due 03/19/2014	$5,000,000	$5,000,000
Deutsche Bank AG NY FRS 0.30% due 03/18/2014	3,500,000	3,500,000
Nordea Bank Finland PLC NY 0.22% due 03/12/2014	3,650,000	3,650,000
Nordea Bank Finland PLC NY FRS 0.71% due 01/27/2014	4,000,000	4,003,419
Rabobank Nederland NV NY FRS 0.30% due 01/31/2014	3,500,000	3,500,000
Rabobank Nederland NV NY FRS 0.30% due 09/03/2014	1,300,000	1,300,000
Rabobank Nederland NV NY FRS 0.32% due 12/23/2014(1)	4,000,000	4,000,000
Royal Bank of Canada NY FRS 0.27% due 10/17/2014	1,500,000	1,500,000
Royal Bank of Canada NY FRS 0.29% due 06/17/2014	3,500,000	3,500,386
Royal Bank of Canada NY FRS 0.33% due 10/04/2018(1)	3,800,000	3,800,000
Svenska Handelsbanken NY 0.21% due 05/27/2014	4,650,000	4,650,114
Svenska Handelsbanken NY FRS 0.41% due 11/17/2014	4,500,000	4,507,541
UBS AG Stamford CT FRS 0.32% due 01/21/2014	3,700,000	3,700,000
Wells Fargo Bank NA 0.18% due 01/15/2014	3,500,000	3,500,000
Wells Fargo Bank NA FRS 0.18% due 03/11/2014	3,750,000	3,750,000

Total Certificates of Deposit
(amortized cost $53,861,460)		53,861,460

Commercial Paper - 19.6%

Barclays U.S. Funding Corp. 0.07% due 12/02/2013	5,000,000	4,999,990
BNP Paribas Finance, Inc. 0.10% due 12/05/2013	3,800,000	3,799,958
Credit Agricole North America, Inc. 0.11% due 12/02/2013	4,500,000	4,499,986
Credit Agricole North America, Inc. 0.11% due 12/04/2013	4,500,000	4,499,959
JPMorgan Chase & Co. FRS 0.22% due 03/04/2014*	3,550,000	3,550,000
Lloyds Bank PLC 0.07% due 12/03/2013	4,500,000	4,499,981
Lloyds Bank PLC 0.07% due 12/04/2013	4,000,000	3,999,978
State Street Corp. 0.15% due 02/04/2014	4,000,000	3,998,917
State Street Corp. 0.16% due 01/09/2014	3,600,000	3,599,376

Total Commercial Paper
(amortized cost $37,448,145)		37,448,145

U.S. Corporate Bonds & Notes - 9.9%

Bank of America NA 0.23% due 01/24/2014	4,000,000	4,000,000
Barclays Bank PLC FRS 1.11% due 01/13/2014	1,600,000	1,601,500
Barclays Bank PLC Senior Notes 2.38% due 01/13/2014	1,500,000	1,503,400
Citigroup, Inc. FRS Senior Notes 0.38% due 03/07/2014	1,170,000	1,169,473
General Electric Capital Corp. FRS Senior Notes 1.09% due 01/07/2014	2,025,000	2,026,867
JPMorgan Chase Bank NA FRS 0.34% due 05/07/2014	2,700,000	2,700,000
JPMorgan Chase & Co. FRS 1.00% due 05/02/2014	1,800,000	1,805,149
Procter & Gamble Co. FRS Senior Notes 0.16% due 02/06/2014	3,225,000	3,224,906
UBS AG Stamford CT Senior Notes 2.25% due 01/28/2014	800,000	802,430

Total U.S. Corporate Bonds & Notes
(amortized cost $18,833,725)		18,833,725

U.S. Government Agencies - 27.3%

Federal Farm Credit Bank
0.01% due 02/10/2014	1,500,000	1,499,586
0.09% due 03/24/2014	2,000,000	1,999,435
Federal Farm Credit Bank FRS
0.07% due 05/13/2014	1,500,000	1,499,726
0.09% due 07/01/2014	1,450,000	1,449,786
0.11% due 02/19/2014	1,200,000	1,200,000
0.12% due 12/06/2013	2,700,000	2,700,000
0.14% due 03/18/2014	1,500,000	1,500,048
0.20% due 09/29/2014	2,750,000	2,751,846
0.21% due 03/26/2014	3,950,000	3,950,450
0.27% due 07/14/2014	355,000	355,333
Federal Home Loan Bank
0.05% due 01/06/2014	2,500,000	2,499,875
0.12% due 04/29/2014	3,300,000	3,298,361
0.14% due 01/21/2014	4,250,000	4,249,157
0.18% due 06/19/2014	1,500,000	1,498,500
0.18% due 06/26/2014	1,250,000	1,248,706
0.20% due 07/29/2014	2,000,000	2,000,000
Federal Home Loan Bank FRS
0.09% due 01/16/2014	250,000	250,000
0.10% due 09/02/2014	2,750,000	2,749,896
0.11% due 06/06/2014	200,000	199,996
0.12% due 04/01/2014	1,000,000	1,000,067
Federal Home Loan Mtg. Corp.
0.10% due 02/18/2014	1,500,000	1,499,671
0.17% due 02/24/2014	1,300,000	1,299,478
0.18% due 02/24/2014	1,200,000	1,199,490
1.38% due 02/25/2014	300,000	300,853
Federal National Mtg. Assoc.
0.16% due 02/03/2014	4,000,000	3,998,862

1.25% due 02/27/2014	2,300,000	2,306,065
2.50% due 05/15/2014	480,000	485,018
Federal National Mtg. Assoc. FRS
0.29% due 03/04/2014	600,000	600,232
0.36% due 06/23/2014	2,380,000	2,383,346

Total U.S. Government Agencies
(amortized cost $51,973,783)		51,973,783

U.S. Government Treasuries - 13.1%

United States Treasury Bills
0.01% due 12/19/2013	1,900,000	1,899,962
0.01% due 03/06/2014	5,650,000	5,648,832
0.02% due 12/05/2013	10,500,000	10,499,975
0.06% due 12/05/2013	2,500,000	2,499,983
United States Treasury Notes
0.25% due 01/31/2014	250,000	250,031
1.00% due 01/15/2014	1,700,000	1,701,720
1.00% due 05/15/2014	2,400,000	2,408,950

Total U.S. Government Treasuries
(amortized cost $24,909,453)		24,909,453

Total Short-Term Investment Securities - 98.2%
(amortized cost $187,026,566)		187,026,566

REPURCHASE AGREEMENT - 1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $3,513,000)	3,513,000	3,513,000

TOTAL INVESTMENTS -
(amortized cost $190,539,566)(3)	100.0%	190,539,566
Liabilities in excess of other assets	(0.0)	(40,937)

NET ASSETS	100.0%	$190,498,629

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $3,550,000 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security’s effective maturity date is less than one year.
(2)	See Note 3 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2013 and unless noted otherwise the dates are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	27.3%
Commercial Banks	27.0
U.S. Government Treasuries	13.1
Banks - Super Regional	9.9
Diversified Banking Institutions	7.6
Money Center Banks	4.5
Fiduciary Banks	4.0
Finance-Investment Banker/Broker	2.0
Repurchase Agreement	1.8
Cosmetics & Toiletries	1.7
Diversified Financial Services	1.1

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$53,861,460	$—	$53,861,460
Commercial Paper	—	37,448,145	—	37,448,145
U.S. Corporate Bonds & Notes	—	18,833,725	—	18,833,725
U.S. Government Agencies	—	51,973,783	—	51,973,783
U.S. Government Treasuries	—	24,909,453	—	24,909,453
Repurchase Agreement	—	3,513,000	—	3,513,000

Total	$—	$190,539,566	$—	$190,539,566

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.0%
Advanced Materials - 1.3%

Hexcel Corp.†	32,806	$1,441,168

Aerospace/Defense-Equipment - 1.3%

HEICO Corp.	25,243	1,440,870

Airlines - 1.2%

Spirit Airlines, Inc.†	31,016	1,422,704

Apparel Manufacturers - 0.6%

Vince Holding Corp.†	23,160	677,893

Applications Software - 2.8%

Demandware, Inc.†	18,497	1,048,225
Imperva, Inc.†	27,101	1,219,003
Infoblox, Inc.†	28,324	900,137

		3,167,365

Banks-Commercial - 0.9%

Signature Bank†	10,011	1,063,669

Building & Construction Products-Misc. - 3.5%

Fortune Brands Home & Security, Inc.	33,788	1,473,157
Ply Gem Holdings, Inc.†	34,727	609,111
Trex Co., Inc.†	26,341	1,906,825

		3,989,093

Building-Residential/Commercial - 0.5%

TRI Pointe Homes, Inc.†	31,153	618,387

Casino Services - 0.9%

Scientific Games Corp., Class A†	57,210	1,026,920

Commercial Services - 1.1%

CoStar Group, Inc.†	6,574	1,224,342

Computer Data Security - 0.4%

Fortinet, Inc.†	26,302	449,764

Computer Graphics - 0.6%

Tableau Software, Inc., Class A†	11,241	736,735

Computer Software - 2.5%

Cornerstone OnDemand, Inc.†	22,797	1,149,425
Envestnet, Inc.†	44,050	1,750,987

		2,900,412

Computers-Voice Recognition - 0.5%

Vocera Communications, Inc.†	30,750	546,428

Data Processing/Management - 0.7%

CommVault Systems, Inc.†	10,133	758,455

Diagnostic Equipment - 0.5%

GenMark Diagnostics, Inc.†	52,290	622,251

Distribution/Wholesale - 2.2%

Pool Corp.	19,536	1,094,798
Watsco, Inc.	14,665	1,407,253

		2,502,051

Diversified Manufacturing Operations - 1.0%

Carlisle Cos., Inc.	16,442	1,208,651

Drug Delivery Systems - 0.6%

Nektar Therapeutics†	56,090	704,490

E-Commerce/Products - 1.1%

Blue Nile, Inc.†	26,719	1,230,677

E-Commerce/Services - 1.1%

ChannelAdvisor Corp.†	20,707	710,871
OpenTable, Inc.†	7,195	601,286

		1,312,157

E-Marketing/Info - 1.0%

ReachLocal, Inc.†	92,320	1,167,848

Electronic Components-Semiconductors - 2.0%

Cavium, Inc.†	30,218	1,093,892
Inphi Corp.†	93,067	1,163,337

		2,257,229

Enterprise Software/Service - 2.7%

Guidewire Software, Inc.†	21,873	1,043,998
Qlik Technologies, Inc.†	20,560	515,645
Rally Software Development Corp.†	37,231	915,883
Veeva Systems, Inc., Class A†	15,314	620,064

		3,095,590

Food-Misc./Diversified - 0.6%

Annie’s, Inc.†	15,705	721,645

Food-Retail - 0.2%

Fairway Group Holdings Corp.†	10,599	201,275

Footwear & Related Apparel - 2.0%

Skechers U.S.A., Inc., Class A†	31,924	1,073,285
Wolverine World Wide, Inc.	37,276	1,226,753

		2,300,038

Healthcare Safety Devices - 1.8%

Tandem Diabetes Care, Inc.†	29,900	658,099
Unilife Corp.†	306,839	1,365,434

		2,023,533

Home Furnishings - 1.1%

La-Z-Boy, Inc.	42,622	1,247,120

Human Resources - 0.8%

TrueBlue, Inc.†	36,451	930,959

Instruments-Scientific - 1.5%

Fluidigm Corp.†	53,876	1,712,179

Insurance-Property/Casualty - 1.0%

Amtrust Financial Services, Inc.	26,312	1,100,105

Internet Application Software - 2.1%

Dealertrack Technologies, Inc.†	32,868	1,373,882
Splunk, Inc.†	14,237	1,027,342

		2,401,224

Internet Connectivity Services - 0.5%

Boingo Wireless, Inc.†	95,710	624,986

Internet Incubators - 1.4%

HomeAway, Inc.†	45,391	1,656,771

Internet Security - 0.3%

FireEye, Inc.†	10,275	394,252

Internet Telephone - 1.0%

BroadSoft, Inc.†	41,830	1,111,423

Investment Companies - 0.9%

PennantPark Investment Corp.	87,556	1,065,557

Investment Management/Advisor Services - 2.5%

Cohen & Steers, Inc.	24,357	976,959

Financial Engines, Inc.	27,524	1,864,751

		2,841,710

Leisure Products - 1.0%

Brunswick Corp.	26,148	1,194,964

Lighting Products & Systems - 1.8%

Acuity Brands, Inc.	19,679	2,017,688

Machinery-General Industrial - 2.6%

DXP Enterprises, Inc.†	8,889	870,944
Middleby Corp.†	9,370	2,069,271

		2,940,215

Machinery-Pumps - 1.3%

Graco, Inc.	19,805	1,529,540

Medical Imaging Systems - 1.4%

Novadaq Technologies, Inc.†	98,645	1,642,439

Medical Instruments - 0.7%

Bruker Corp.†	40,883	790,677

Medical Products - 1.4%

Syneron Medical, Ltd.†	84,650	989,559
Tornier NV†	37,612	680,401

		1,669,960

Medical-Biomedical/Gene - 4.5%

Acceleron Pharma, Inc.†	21,802	474,630
Aegerion Pharmaceuticals, Inc.†	11,353	805,268
AMAG Pharmaceuticals, Inc.†	31,372	769,555
Exact Sciences Corp.†	36,435	447,422
Halozyme Therapeutics, Inc.†	80,770	1,192,165
Insmed, Inc.†	39,390	638,118
Intrexon Corp.†	15,730	360,060
Puma Biotechnology, Inc.†	9,657	480,822

		5,168,040

Medical-Drugs - 2.7%

ACADIA Pharmaceuticals, Inc.†	28,217	657,174
Chimerix, Inc.†	32,921	527,394
Keryx Biopharmaceuticals, Inc.†	77,536	1,076,975
Sagent Pharmaceuticals, Inc.†	24,347	552,920
Synta Pharmaceuticals Corp.†	61,396	311,278

		3,125,741

Medical-HMO - 1.2%

WellCare Health Plans, Inc.†	17,885	1,328,855

Medical-Hospitals - 1.6%

Acadia Healthcare Co., Inc.†	39,017	1,802,585

MRI/Medical Diagnostic Imaging - 0.8%

Imris, Inc.†	148,530	216,854
Surgical Care Affiliates, Inc.†	22,050	671,202

		888,056

Networking Products - 2.3%

Cyan, Inc.†	50,189	222,337
Gigamon, Inc.†	35,229	1,029,039
Infinera Corp.†	66,927	622,421
Palo Alto Networks, Inc.†	15,930	795,704

		2,669,501

Oil Companies-Exploration & Production - 2.0%

Laredo Petroleum Holdings, Inc.†	46,480	1,254,495
Oasis Petroleum, Inc.†	22,400	1,033,312

		2,287,807

Oil Field Machinery & Equipment - 1.9%

Dril-Quip, Inc.†	13,455	1,460,675
Forum Energy Technologies, Inc.†	28,591	772,243

		2,232,918

Oil Refining & Marketing - 0.6%

Delek US Holdings, Inc.	21,723	657,338

Patient Monitoring Equipment - 1.4%

Insulet Corp.†	44,331	1,641,134

Power Converter/Supply Equipment - 1.2%

Generac Holdings, Inc.	25,980	1,383,695

Real Estate Investment Trusts - 2.1%

CubeSmart	32,433	526,063
Douglas Emmett, Inc.	20,474	470,493
EastGroup Properties, Inc.	8,674	525,558
Glimcher Realty Trust	44,437	431,483
Highwoods Properties, Inc.	13,271	476,694

		2,430,291

Real Estate Management/Services - 0.7%

RE/MAX Holdings, Inc., Class A†	25,210	765,880

Retail-Apparel/Shoe - 0.7%

Francesca’s Holdings Corp.†	42,104	826,080

Retail-Automobile - 2.6%

Asbury Automotive Group, Inc.†	14,266	740,691
Penske Automotive Group, Inc.	23,501	1,043,914
Rush Enterprises, Inc., Class A†	41,823	1,222,486

		3,007,091

Retail-Building Products - 1.1%

Lumber Liquidators Holdings, Inc.†	12,037	1,212,006

Retail-Catalog Shopping - 0.8%

MSC Industrial Direct Co., Class A	12,590	967,542

Retail-Misc./Diversified - 1.6%

Container Store Group, Inc.†	9,340	380,045
Five Below, Inc.†	28,533	1,516,814

		1,896,859

Retail-Restaurants - 0.4%

Noodles & Co.†	12,482	507,144

Retirement/Aged Care - 1.0%

Emeritus Corp.†	52,597	1,183,958

Semiconductor Components-Integrated Circuits - 0.8%

Hittite Microwave Corp.†	14,331	906,149

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	21,191	470,652

Therapeutics - 0.8%

Portola Pharmaceuticals, Inc.†	19,894	497,350
Threshold Pharmaceuticals, Inc.†	86,080	424,374

		921,724

Transport-Marine - 1.0%

Kirby Corp.†	12,639	1,193,754

Transport-Truck - 2.3%

Marten Transport, Ltd.	45,505	884,162
Old Dominion Freight Line, Inc.†	34,306	1,767,788

		2,651,950

Web Portals/ISP - 1.2%

Trulia, Inc.†	39,412	1,353,408

Wireless Equipment - 1.4%

Aruba Networks, Inc.†	46,098	822,389
Ruckus Wireless, Inc.†	58,457	762,279

		1,584,668

Total Long-Term Investment Securities
(cost $86,855,724)		112,748,235

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Time Deposits - 1.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/02/2013 (cost $2,222,000)	$2,222,000	2,222,000

TOTAL INVESTMENTS
(cost $89,077,724)(1)	99.9%	114,970,235
Other assets less liabilities	0.1	140,281

NET ASSETS	100.0%	$115,110,516

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$112,748,235	$—	$—	$112,748,235
Short-Term Investment Securities:
Time Deposits	—	2,222,000	—	2,222,000

Total	$112,748,235	$2,222,000	$—	$114,970,235

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Aerospace/Defense-Equipment - 0.6%

AAR Corp.	113,100	$3,530,982

Airlines - 0.7%

Alaska Air Group, Inc.	8,100	629,694
Republic Airways Holdings, Inc.†	180,418	2,031,507
SkyWest, Inc.	63,880	1,079,572

		3,740,773

Apparel Manufacturers - 0.7%

Jones Group, Inc.	275,800	3,872,232
Vince Holding Corp.†	3,800	111,226

		3,983,458

Auction House/Art Dealers - 0.8%

KAR Auction Services, Inc.	153,000	4,221,270

Auto/Truck Parts & Equipment-Original - 1.1%

Dana Holding Corp.	245,000	4,968,600
Superior Industries International, Inc.	45,600	900,144

		5,868,744

Auto/Truck Parts & Equipment-Replacement - 0.2%

Douglas Dynamics, Inc.	55,600	886,264

Banks-Commercial - 12.4%

1st Source Corp.	19,528	623,920
1st United Bancorp, Inc.	4,500	36,675
American National Bankshares, Inc.	1,300	33,748
Associated Banc-Corp.	187,700	3,235,948
Bancfirst Corp.	14,440	804,741
BancorpSouth, Inc.	74,300	1,776,513
Bank of Hawaii Corp.	32,580	1,927,107
Banner Corp.	12,200	530,212
BBCN Bancorp, Inc.	72,520	1,210,359
Bridge Capital Holdings†	3,800	72,580
Cascade Bancorp†	4,900	24,892
Cathay General Bancorp	106,960	2,955,305
Center Bancorp, Inc.	4,200	69,006
Central Pacific Financial Corp.	61,300	1,218,644
Century Bancorp, Inc., Class A	1,618	56,808
Chemical Financial Corp.	14,400	461,088
Citizens & Northern Corp.	3,800	78,584
City Holding Co.	33,300	1,638,693
CoBiz Financial, Inc.	19,500	231,075
Columbia Banking System, Inc.	10,873	301,400
Community Bank System, Inc.	26,980	1,048,443
Community Trust Bancorp, Inc.	22,080	1,009,718
Cullen/Frost Bankers, Inc.	6,720	482,630
Financial Institutions, Inc.	13,900	357,230
First Bancorp	6,000	102,480
First BanCorp Puerto Rico†	65,400	417,252
First Busey Corp.	59,280	355,680
First Citizens BancShares, Inc., Class A	1,640	368,426
First Commonwealth Financial Corp.	263,500	2,466,360
First Community Bancshares, Inc.	4,800	83,664
First Financial Bancorp	35,798	591,741
First Financial Bankshares, Inc.	7,480	496,522
First Interstate Bancsystem, Inc.	23,100	646,800
First Merchants Corp.	9,080	192,405
FirstMerit Corp.	87,812	2,016,164
FNB Corp.	92,440	1,174,912
Glacier Bancorp, Inc.	42,200	1,264,312
Great Southern Bancorp, Inc.	7,300	216,737
Guaranty Bancorp	5,300	81,726
Hancock Holding Co.	95,171	3,350,019
Heartland Financial USA, Inc.	10,840	323,140
Hudson Valley Holding Corp.	10,340	216,726
Lakeland Bancorp, Inc.	11,727	147,877
Lakeland Financial Corp.	5,580	213,993
MainSource Financial Group, Inc.	48,900	879,222
MB Financial, Inc.	23,820	776,770
Metro Bancorp, Inc.†	11,800	264,320
MetroCorp Bancshares, Inc.	11,500	164,795
OFG Bancorp	111,900	1,924,680
OmniAmerican Bancorp, Inc.†	7,400	163,022
Pacific Continental Corp.	15,600	225,264
PacWest Bancorp	31,000	1,275,340
Preferred Bank†	3,600	73,224
Republic Bancorp, Inc., Class A	3,900	96,798
S&T Bancorp, Inc.	4,380	115,238
S.Y. Bancorp, Inc.	2,500	84,425
Seacoast Banking Corp. of Florida†	28,200	63,732
Sierra Bancorp	3,420	60,534
Simmons First National Corp., Class A	15,120	534,643
Southside Bancshares, Inc.	6,100	174,216
Southwest Bancorp, Inc.†	44,080	756,854
StellarOne Corp.	7,100	179,062
Sterling Financial Corp.	62,100	2,027,565
Suffolk Bancorp†	3,420	69,700
Susquehanna Bancshares, Inc.	145,300	1,829,327
SVB Financial Group†	11,120	1,125,789
TCF Financial Corp.	219,640	3,441,759
Tompkins Financial Corp.	7,948	398,195
Trustmark Corp.	28,600	802,230
UMB Financial Corp.	37,160	2,382,699
Umpqua Holdings Corp.	244,500	4,501,245
Union First Market Bankshares Corp.	90,500	2,335,805
Univest Corp. of Pennsylvania	3,200	67,072
Valley National Bancorp.	12,235	124,185
Washington Trust Bancorp, Inc.	7,480	274,217
Webster Financial Corp.	22,200	654,456
West Bancorporation, Inc.	8,380	135,086
Westamerica Bancorporation	27,324	1,513,203
Wilshire Bancorp, Inc.	81,800	864,626
Zions Bancorporation	117,500	3,446,275

		68,717,828

Beverages-Wine/Spirits - 0.6%

Treasury Wine Estates, Ltd. ADR	731,100	3,289,950

Broadcast Services/Program - 0.4%

Digital Generation, Inc.†	140,200	1,655,762
Nexstar Broadcasting Group, Inc., Class A	9,100	451,997

		2,107,759

Building & Construction Products-Misc. - 0.4%

Gibraltar Industries, Inc.†	62,680	1,109,436
NCI Building Systems, Inc.†	16,168	273,724
Stock Building Supply Holdings, Inc.†	3,200	58,592
Trex Co., Inc.†	7,078	512,377

		1,954,129

Building Products-Air & Heating - 0.1%

Comfort Systems USA, Inc.	27,800	569,900

Building Products-Cement - 0.3%

Texas Industries, Inc.†	25,334	1,472,412

Building Products-Doors & Windows - 0.2%

PGT, Inc.†	87,700	877,000

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	42,900	372,801

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	16,700	198,229

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	34,800	967,788

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	2,800	188,916

Building-Residential/Commercial - 0.6%

Taylor Morrison Home Corp., Class A†	164,500	3,594,325

Casino Services - 0.0%

Scientific Games Corp., Class A†	6,400	114,880

Cellular Telecom - 0.0%

Leap Wireless International, Inc.†	11,800	195,998

Chemicals-Specialty - 0.5%

Minerals Technologies, Inc.	48,660	2,890,404

Circuit Boards - 0.2%

Park Electrochemical Corp.	20,740	616,185
TTM Technologies, Inc.†	76,500	742,050

		1,358,235

Closed-End Funds - 0.0%

Firsthand Technology Value Fund, Inc.†	5,100	107,865

Coal - 0.7%

Alpha Natural Resources, Inc.†	146,100	975,948
Arch Coal, Inc.	64,300	262,344
SunCoke Energy, Inc.†	19,900	451,133
Walter Energy, Inc.	146,000	2,077,580
Westmoreland Coal Co.†	300	4,488

		3,771,493

Coffee - 0.0%

Farmer Bros. Co.†	4,700	95,880

Commercial Services - 0.2%

Convergys Corp.	24,700	506,844
PHH Corp.†	24,580	590,903
Providence Service Corp.†	8,700	238,554

		1,336,301

Commercial Services-Finance - 1.3%

Euronet Worldwide, Inc.†	24,100	1,167,645
EVERTEC, Inc.	198,050	4,370,963
Global Cash Access Holdings, Inc.†	62,520	609,570
Green Dot Corp., Class A†	9,900	240,075
Vantiv, Inc., Class A†	15,900	481,770
Xoom Corp.†	3,400	93,959

		6,963,982

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	33,358	1,318,642

Computer Services - 0.6%

CACI International, Inc., Class A†	18,000	1,291,860
Insight Enterprises, Inc.†	21,800	524,726
Unisys Corp.†	56,146	1,542,331

		3,358,917

Computer Software - 0.7%

Avid Technology, Inc.†	407,700	3,608,145

Computers-Integrated Systems - 0.8%

Agilysys, Inc.†	10,800	141,156
Diebold, Inc.	128,250	4,377,173

		4,518,329

Computers-Memory Devices - 0.4%

Spansion, Inc., Class A†	168,600	2,088,954
Violin Memory, Inc.†	17,500	60,375

		2,149,329

Consumer Products-Misc. - 0.3%

Blyth, Inc.	27,284	340,777
Central Garden and Pet Co., Class A†	100,360	784,815
CSS Industries, Inc.	17,100	532,494

		1,658,086

Containers-Metal/Glass - 0.6%

Silgan Holdings, Inc.	72,750	3,401,063

Containers-Paper/Plastic - 0.8%

Berry Plastics Group, Inc.†	154,650	3,317,242
Graphic Packaging Holding Co.†	125,210	1,124,386

		4,441,628

Data Processing/Management - 0.7%

CSG Systems International, Inc.	47,542	1,372,538
Fair Isaac Corp.	12,720	750,607
Schawk, Inc.	115,000	1,722,700

		3,845,845

Disposable Medical Products - 0.0%

Medical Action Industries, Inc.†	16,500	141,900

Distribution/Wholesale - 0.9%

United Stationers, Inc.	113,700	5,114,226

Diversified Financial Services - 0.1%

DFC Global Corp.†	55,057	551,121

Diversified Manufacturing Operations - 1.2%

Federal Signal Corp.†	39,600	618,948
Harsco Corp.	108,500	2,837,275
Leggett & Platt, Inc.	18,898	570,908
Lydall, Inc.†	6,100	108,763
Standex International Corp.	17,700	1,042,884
Tredegar Corp.	46,360	1,213,705

		6,392,483

Diversified Operations - 0.0%

Resource America, Inc., Class A	7,100	66,811

E-Commerce/Products - 0.1%

Chegg, Inc.†	16,600	136,286
zulily, Inc., Class A†	4,900	171,451

		307,737

E-Commerce/Services - 0.1%

Orbitz Worldwide, Inc.†	93,800	649,096

E-Marketing/Info - 0.1%

QuinStreet, Inc.†	41,700	364,875

Educational Software - 0.0%

Rosetta Stone, Inc.†	9,400	108,100

Electric-Generation - 0.1%

Atlantic Power Corp.	127,900	473,230

Electric-Integrated - 3.5%

Avista Corp.	68,380	1,863,355
El Paso Electric Co.	59,000	2,125,770
NorthWestern Corp.	56,218	2,472,468
Pike Corp.	452,470	4,755,460
PNM Resources, Inc.	28,200	656,214
Portland General Electric Co.	122,100	3,639,801
Unitil Corp.	10,200	308,652
UNS Energy Corp.	20,040	959,515
Westar Energy, Inc.	87,500	2,744,000

		19,525,235

Electronic Components-Misc. - 1.3%

Bel Fuse, Inc., Class B	12,329	280,238
Benchmark Electronics, Inc.†	68,100	1,564,938
Jabil Circuit, Inc.	211,500	4,287,105
Stoneridge, Inc.†	49,300	636,463
Vishay Intertechnology, Inc.†	28,100	363,333

		7,132,077

Electronic Components-Semiconductors - 1.2%

Amkor Technology, Inc.†	42,200	253,200
DSP Group, Inc.†	61,380	542,599
First Solar, Inc.†	20,200	1,208,364
GSI Technology, Inc.†	13,900	96,188
International Rectifier Corp.†	130,100	3,114,594
IXYS Corp.	13,100	161,261
QLogic Corp.†	80,300	996,523
Richardson Electronics, Ltd.	11,400	128,022
Supertex, Inc.	9,000	233,550

		6,734,301

Electronic Parts Distribution - 0.1%

Tech Data Corp.†	15,718	814,821

Electronics-Military - 0.0%

API Technologies Corp.†	11,200	42,560

Energy-Alternate Sources - 0.2%

Green Plains Renewable Energy, Inc.	39,500	682,560
REX American Resources Corp.†	12,600	412,524

		1,095,084

Engineering/R&D Services - 1.2%

Argan, Inc.	20,700	485,415
EMCOR Group, Inc.	138,198	5,490,607
Engility Holdings, Inc.†	10,500	334,425
VSE Corp.	4,300	220,246

		6,530,693

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	56,400	1,140,408

Enterprise Software/Service - 0.8%

Digital River, Inc.†	43,400	775,558
Informatica Corp.†	83,500	3,240,635
Veeva Systems, Inc., Class A†	13,600	550,664

		4,566,857

Environmental Consulting & Engineering - 0.5%

Tetra Tech, Inc.†	89,700	2,564,523

Finance-Consumer Loans - 1.2%

Nelnet, Inc., Class A	21,800	981,000
Ocwen Financial Corp.†	52,540	2,976,916
World Acceptance Corp.†	29,158	2,691,867

		6,649,783

Finance-Investment Banker/Broker - 0.9%

Cowen Group, Inc., Class A†	46,600	188,264
E*TRADE Financial Corp.†	123,000	2,204,160
Investment Technology Group, Inc.†	93,600	1,833,624
Oppenheimer Holdings, Inc., Class A	11,100	257,853
Piper Jaffray Cos.†	9,460	359,669

		4,843,570

Finance-Leasing Companies - 0.8%

AerCap Holdings NV†	166,000	3,490,980
Aircastle, Ltd.	32,800	614,016
Marlin Business Services Corp.	24,300	603,855

		4,708,851

Finance-Mortgage Loan/Banker - 0.1%

Arlington Asset Investment Corp., Class A	20,500	547,555

Food-Baking - 0.6%

Flowers Foods, Inc.	150,000	3,259,500

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	4,200	131,586

Food-Dairy Products - 0.7%

Dean Foods Co.†	204,350	3,674,213

Food-Misc./Diversified - 0.6%

Chiquita Brands International, Inc.†	25,100	265,307
J&J Snack Foods Corp.	26,000	2,233,920
John B. Sanfilippo & Son, Inc.	1,500	38,235
Pinnacle Foods, Inc.	30,000	827,700

		3,365,162

Food-Retail - 0.2%

SUPERVALU, Inc.†	134,000	864,300

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.	20,600	577,006
Spartan Stores, Inc.	16,800	389,760

		966,766

Footwear & Related Apparel - 0.4%

Iconix Brand Group, Inc.†	51,900	2,059,392

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	44,280	359,996

Gas-Distribution - 1.0%

AGL Resources, Inc.	16,859	784,618
Chesapeake Utilities Corp.	4,100	238,538

Laclede Group, Inc.	51,100	2,356,221
Piedmont Natural Gas Co., Inc.	9,060	300,339
Southwest Gas Corp.	29,940	1,588,616

		5,268,332

Home Furnishings - 0.1%

Kimball International, Inc., Class B	14,600	217,394
Norcraft Cos., Inc.†	22,000	389,400

		606,794

Housewares - 0.0%

Lifetime Brands, Inc.	2,200	32,164

Human Resources - 2.3%

AMN Healthcare Services, Inc.†	274,600	3,811,448
Barrett Business Services, Inc.	37,900	3,203,308
CDI Corp.	2,000	31,380
Cross Country Healthcare, Inc.†	10,000	76,400
Korn/Ferry International†	86,650	2,006,814
Monster Worldwide, Inc.†	17,100	96,273
Resources Connection, Inc.	265,000	3,768,300

		12,993,923

Identification Systems - 0.1%

Checkpoint Systems, Inc.†	45,700	659,908

Industrial Automated/Robotic - 0.3%

Cognex Corp.	43,380	1,429,371
Hurco Cos., Inc.	13,800	365,424

		1,794,795

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	4,160	250,099

Insurance-Life/Health - 1.3%

American Equity Investment Life Holding Co.	76,098	1,804,284
CNO Financial Group, Inc.	149,120	2,523,110
Primerica, Inc.	21,500	925,145
StanCorp Financial Group, Inc.	12,658	811,504
Symetra Financial Corp.	62,700	1,201,959

		7,266,002

Insurance-Multi-line - 0.3%

Horace Mann Educators Corp.	46,580	1,430,938

Insurance-Property/Casualty - 0.4%

Arch Capital Group, Ltd.†	6,726	395,691
Global Indemnity PLC†	2,300	61,272
Hallmark Financial Services, Inc.†	14,500	137,750
Meadowbrook Insurance Group, Inc.	20,080	148,391
ProAssurance Corp.	34,780	1,672,222

		2,415,326

Insurance-Reinsurance - 1.0%

Argo Group International Holdings, Ltd.	20,780	982,686
Essent Group, Ltd.†	80,181	1,743,135
Platinum Underwriters Holdings, Ltd.	41,000	2,599,400

		5,325,221

Internet Application Software - 0.2%

IntraLinks Holdings, Inc.†	124,500	1,358,295

Internet Content-Information/News - 0.0%

XO Group, Inc.†	11,400	178,638

Internet Telephone - 0.2%

magicJack VocalTec, Ltd.†	91,300	1,047,211

Investment Companies - 0.3%

Apollo Investment Corp.	44,142	398,161
Gladstone Capital Corp.	42,078	410,681
MCG Capital Corp.	73,240	352,284
MVC Capital, Inc.	11,800	171,336
NGP Capital Resources Co.	19,983	155,468

		1,487,930

Investment Management/Advisor Services - 0.2%

Artisan Partners Asset Management, Inc., Class A	3,500	216,020
GAMCO Investors, Inc., Class A	6,800	572,560
Janus Capital Group, Inc.	13,260	144,269

		932,849

Lasers-System/Components - 0.4%

Coherent, Inc.	19,040	1,314,522
Electro Scientific Industries, Inc.	13,600	139,944
Newport Corp.†	30,822	528,597

		1,983,063

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	21,760	1,310,387

Machinery-Construction & Mining - 0.2%

Hyster-Yale Materials Handling, Inc.	13,660	1,138,698

Machinery-Farming - 0.2%

AGCO Corp.	18,860	1,099,161

Machinery-General Industrial - 1.9%

Applied Industrial Technologies, Inc.	49,200	2,380,296
IDEX Corp.	53,950	3,848,253
Kadant, Inc.	31,100	1,288,162
Wabtec Corp.	40,650	2,804,850

		10,321,561

Machinery-Material Handling - 0.1%

NACCO Industries, Inc., Class A	6,780	439,005

Medical Instruments - 1.2%

Integra LifeSciences Holdings Corp.†	75,681	3,515,382
NuVasive, Inc.†	60,400	2,008,300
SurModics, Inc.†	43,600	1,051,632
Symmetry Medical, Inc.†	30,800	302,148

		6,877,462

Medical Laser Systems - 0.0%

PhotoMedex, Inc.†	13,300	161,994

Medical Products - 0.1%

Greatbatch, Inc.†	17,400	706,962

Medical Sterilization Products - 0.6%

STERIS Corp.	69,000	3,183,660

Medical-Biomedical/Gene - 1.6%

Bio-Rad Laboratories, Inc., Class A†	30,500	3,739,910
Charles River Laboratories International, Inc.†	49,500	2,582,415
Foundation Medicine, Inc.†	3,900	97,656

Insmed, Inc.†	68,700	1,112,940
Karyopharm Therapeutics, Inc.†	6,200	100,998
MacroGenics, Inc.†	3,300	87,351
PDL BioPharma, Inc.	121,300	1,185,101
Verastem, Inc.†	23,100	244,398

		9,150,769

Medical-Drugs - 0.1%

Clovis Oncology, Inc.†	8,972	540,832
Durata Therapeutics, Inc.†	7,000	86,240

		627,072

Medical-HMO - 0.3%

Centene Corp.†	16,400	979,572
Magellan Health Services, Inc.†	8,542	522,770
Triple-S Management Corp., Class B†	14,300	289,718

		1,792,060

Medical-Nursing Homes - 0.0%

Skilled Healthcare Group, Inc., Class A†	13,570	69,750

Medical-Outpatient/Home Medical - 0.2%

Addus HomeCare Corp.†	14,500	420,500
Amedisys, Inc.†	42,100	685,388
LHC Group, Inc.†	10,600	251,750

		1,357,638

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	1,200	22,008
Mueller Industries, Inc.	13,760	840,461
Worthington Industries, Inc.	74,140	3,108,690

		3,971,159

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	6,900	193,683

Miscellaneous Manufacturing - 0.2%

FreightCar America, Inc.	57,100	1,329,288

Multimedia - 0.1%

Journal Communications, Inc., Class A†	67,980	656,687

Networking Products - 0.2%

Anixter International, Inc.†	3,400	300,560
Black Box Corp.	29,080	814,531
Calix, Inc.†	16,500	168,960

		1,284,051

Office Furnishings-Original - 0.7%

Herman Miller, Inc.	72,500	2,313,475
HNI Corp.	23,420	928,369
Steelcase, Inc., Class A	49,838	813,854

		4,055,698

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	114,200	687,484

Oil & Gas Drilling - 0.3%

Hercules Offshore, Inc.†	150,180	959,650
Parker Drilling Co.†	61,400	486,902

		1,446,552

Oil Companies-Exploration & Production - 2.6%

Energy XXI Bermuda, Ltd.	112,500	3,055,500
EPL Oil & Gas, Inc.†	44,600	1,277,790
Equal Energy, Ltd.	7,600	38,380
Forest Oil Corp.†	546,400	2,415,088
Oasis Petroleum, Inc.†	77,500	3,575,075
Panhandle Oil and Gas, Inc., Class A	3,100	102,610
Penn Virginia Corp.†	145,400	1,560,142
PetroQuest Energy, Inc.†	134,900	553,090
Stone Energy Corp.†	32,820	1,085,686
W&T Offshore, Inc.	54,800	942,560

		14,605,921

Oil Field Machinery & Equipment - 0.7%

Forum Energy Technologies, Inc.†	124,000	3,349,240
Natural Gas Services Group, Inc.†	13,000	385,580

		3,734,820

Oil Refining & Marketing - 0.4%

Alon USA Energy, Inc.	9,400	129,720
Delek US Holdings, Inc.	1,500	45,390
Western Refining, Inc.	46,300	1,808,941

		1,984,051

Oil-Field Services - 1.7%

Cal Dive International, Inc.†	39,155	72,437
Exterran Holdings, Inc.†	48,500	1,577,220
Helix Energy Solutions Group, Inc.†	258,640	5,744,394
Key Energy Services, Inc.†	9,800	76,832
Pioneer Energy Services Corp.†	12,740	91,983
SEACOR Holdings, Inc.	22,200	2,065,710

		9,628,576

Paper & Related Products - 0.8%

Domtar Corp.	12,520	1,070,585
Neenah Paper, Inc.	13,640	572,744
P.H. Glatfelter Co.	55,300	1,547,847
Resolute Forest Products, Inc.†	51,900	840,780
Schweitzer-Mauduit International, Inc.	5,900	304,499

		4,336,455

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp.	29,800	1,066,542

Power Converter/Supply Equipment - 0.6%

Advanced Energy Industries, Inc.†	90,800	2,162,856
Powell Industries, Inc.	7,000	480,130
SunPower Corp.†	26,700	810,078

		3,453,064

Precious Metals - 0.2%

Coeur Mining, Inc.†	82,300	906,946

Printing-Commercial - 1.1%

ARC Document Solutions, Inc.†	153,700	1,323,357
Cenveo, Inc.†	373,100	1,279,733
Consolidated Graphics, Inc.†	20,000	1,288,200
Ennis, Inc.	4,800	88,992
Quad/Graphics, Inc.	59,200	1,542,160
Valassis Communications, Inc.	21,100	619,496

		6,141,938

Publishing-Books - 0.0%

Courier Corp.	7,600	142,272

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	8,000	61,920
McClatchy Co., Class A†	69,400	217,916

		279,836

Radio - 0.1%

Entercom Communications Corp., Class A†	42,740	447,488
Saga Communications, Inc., Class A	1,766	91,125

		538,613

Real Estate Investment Trusts - 9.4%

American Assets Trust, Inc.	4,500	140,355
Anworth Mtg. Asset Corp.	471,240	2,097,018
Apartment Investment & Management Co., Class A	38,979	978,763
Ashford Hospitality Prime, Inc.†	25,996	531,878
Ashford Hospitality Trust, Inc.	129,980	1,067,136
Capstead Mortgage Corp.	215,300	2,590,059
CBL & Associates Properties, Inc.	83,140	1,501,508
Chambers Street Properties	30,900	255,543
CommonWealth REIT	85,500	2,040,885
CoreSite Realty Corp.	66,200	2,142,232
CubeSmart	308,060	4,996,733
CYS Investments, Inc.	235,000	1,880,000
DCT Industrial Trust, Inc.	378,440	2,823,162
DiamondRock Hospitality Co.	63,134	721,622
EPR Properties	14,900	749,321
FelCor Lodging Trust, Inc.†	140,800	1,030,656
First Industrial Realty Trust, Inc.	25,018	436,814
First Potomac Realty Trust	96,700	1,160,400
Getty Realty Corp.	16,300	300,409
Highwoods Properties, Inc.	11,600	416,672
Home Properties, Inc.	13,000	683,540
Hospitality Properties Trust	31,540	856,942
Hudson Pacific Properties, Inc.	108,000	2,239,920
LaSalle Hotel Properties	15,678	491,035
LTC Properties, Inc.	19,620	755,566
Mid-America Apartment Communities, Inc.	2,877	173,311
Parkway Properties, Inc.	29,900	546,871
Pennsylvania Real Estate Investment Trust	45,280	814,587
PennyMac Mortgage Investment Trust	186,300	4,206,654
Potlatch Corp.	60,400	2,406,940
PS Business Parks, Inc.	7,100	556,072
RAIT Financial Trust	193,200	1,586,172
Redwood Trust, Inc.	331,250	6,154,625
Strategic Hotels & Resorts, Inc.†	14,900	133,057
Sunstone Hotel Investors, Inc.	85,768	1,120,988
Taubman Centers, Inc.	2,700	176,526
Washington Real Estate Investment Trust	58,400	1,386,416

		52,150,388

Real Estate Management/Services - 1.2%

Jones Lang LaSalle, Inc.	59,500	5,814,340
RE/MAX Holdings, Inc., Class A†	19,200	583,296

		6,397,636

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	18,600	702,894
Forestar Group, Inc.†	30,400	588,544

		1,291,438

Recreational Centers - 0.0%

Town Sports International Holdings, Inc.	4,800	66,000

Resort/Theme Parks - 0.7%

Six Flags Entertainment Corp.	110,650	4,117,287

Retail-Apparel/Shoe - 3.8%

Abercrombie & Fitch Co., Class A	111,000	3,805,080
Ascena Retail Group, Inc.†	223,000	4,749,900
Brown Shoe Co., Inc.	61,000	1,569,530
Burlington Stores, Inc.†	11,600	329,904
Chico’s FAS, Inc.	227,000	4,242,630
Children’s Place Retail Stores, Inc.†	59,800	3,289,000
DSW, Inc., Class A	54,000	2,420,820
New York & Co., Inc.†	33,900	173,907
Stein Mart, Inc.	31,400	462,836

		21,043,607

Retail-Appliances - 0.1%

hhgregg, Inc.†	42,100	627,290

Retail-Convenience Store - 0.0%

Pantry, Inc.†	1,800	25,902

Retail-Drug Store - 0.8%

Rite Aid Corp.†	708,200	4,192,544

Retail-Hair Salons - 0.2%

Regis Corp.	57,320	916,547

Retail-Hypermarkets - 0.1%

Roundy’s, Inc.	38,200	332,722

Retail-Misc./Diversified - 0.0%

Container Store Group, Inc.†	3,400	138,346

Retail-Office Supplies - 1.8%

Office Depot, Inc.†	1,827,388	9,940,991

Retail-Regional Department Stores - 0.5%

Bon-Ton Stores, Inc.	31,700	563,626
Dillard’s, Inc., Class A	24,740	2,263,710

		2,827,336

Retail-Restaurants - 0.7%

Biglari Holdings, Inc.†	3,700	1,794,722
Einstein Noah Restaurant Group, Inc.	11,500	183,885
Jack in the Box, Inc.†	3,700	175,195
Red Robin Gourmet Burgers, Inc.†	8,900	709,419
Ruth’s Hospitality Group, Inc.	54,072	777,555

		3,640,776

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	32,658	660,998

Savings & Loans/Thrifts - 0.3%

BankFinancial Corp.	4,800	46,752
Beneficial Mutual Bancorp, Inc.†	19,300	202,650
Charter Financial Corp.	29,300	312,924

ESB Financial Corp.	5,960	85,526
Fox Chase Bancorp, Inc.	5,500	97,185
Home Federal Bancorp, Inc.	7,000	106,960
Kearny Financial Corp.†	2,900	30,276
OceanFirst Financial Corp.	11,120	206,832
Rockville Financial, Inc.	19,200	286,464
Westfield Financial, Inc.	12,200	90,158
WSFS Financial Corp.	5,058	384,105

		1,849,832

Schools - 0.1%

Corinthian Colleges, Inc.†	124,600	209,328
Lincoln Educational Services Corp.	48,300	258,405

		467,733

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	13,400	433,088
Global Geophysical Services, Inc.†	34,800	52,896

		485,984

Semiconductor Components-Integrated Circuits - 0.1%

Aeroflex Holding Corp.†	68,300	461,025
Pericom Semiconductor Corp.†	15,500	147,870

		608,895

Semiconductor Equipment - 0.6%

ATMI, Inc.†	76,100	2,328,660
LTX-Credence Corp.†	93,500	675,070
Photronics, Inc.†	60,600	523,584

		3,527,314

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	58,340	502,307

Steel-Producers - 0.0%

Schnitzer Steel Industries, Inc., Class A	7,800	238,953

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	16,100	357,581
Harmonic, Inc.†	76,200	586,740
Oplink Communications, Inc.†	6,720	108,998

		1,053,319

Telecom Services - 0.4%

Aviat Networks, Inc.†	79,300	200,629
Fairpoint Communications, Inc.†	7,200	66,960
Inteliquent, Inc.	109,800	1,272,582
USA Mobility, Inc.	15,600	229,164
Vonage Holdings Corp.†	106,200	351,522

		2,120,857

Telecommunication Equipment - 0.7%

Comtech Telecommunications Corp.	80,700	2,593,698
Plantronics, Inc.	32,000	1,431,360

		4,025,058

Telephone-Integrated - 0.3%

General Communication, Inc., Class A†	141,000	1,402,950

Television - 0.3%

Sinclair Broadcast Group, Inc., Class A	52,740	1,730,927

Textile-Apparel - 0.2%

Perry Ellis International, Inc.	16,500	256,245
Unifi, Inc.†	31,800	882,132

		1,138,377

Therapeutics - 0.1%

Agios Pharmaceuticals, Inc.†	1,800	31,590
Cornerstone Therapeutics, Inc.†	4,100	38,909
Questcor Pharmaceuticals, Inc.	10,500	609,105

		679,604

Tobacco - 0.5%

Universal Corp.	52,000	2,712,320

Transactional Software - 1.0%

VeriFone Systems, Inc.†	222,200	5,690,542

Transport-Equipment & Leasing - 0.0%

AMERCO†	900	208,557

Transport-Marine - 0.5%

Frontline, Ltd.†	42,400	127,200
International Shipholding Corp.	11,578	327,773
Kirby Corp.†	18,000	1,700,100
Knightsbridge Tankers, Ltd.	43,200	337,392

		2,492,465

Transport-Truck - 1.2%

Arkansas Best Corp.	42,620	1,386,855
Celadon Group, Inc.	9,920	206,633
Heartland Express, Inc.	7,900	144,807
Landstar System, Inc.	56,500	3,171,345
Saia, Inc.†	53,530	1,859,097

		6,768,737

Water - 0.1%

California Water Service Group	12,760	291,694
Consolidated Water Co., Ltd.	12,600	158,382

		450,076

Wireless Equipment - 0.1%

Telenav, Inc.†	48,800	343,552

Total Common Stocks
(cost $414,282,503)		538,003,832

U.S. GOVERNMENT TREASURIES - 0.1%
United States Treasury Notes - 0.1%
0.25% due 11/30/2014(1)
(cost $415,473)	$415,000	415,373

Total Long-Term Investment Securities
(cost $414,697,976)		538,419,205

REPURCHASE AGREEMENTS - 3.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $4,306,000 and collateralized by $4,835,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $4,396,132	4,306,000	4,306,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $12,635,000 and collateralized by $14,175,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $12,888,349	12,635,000	12,635,000

Total Repurchase Agreements
(cost $16,941,000)		16,941,000

TOTAL INVESTMENTS
(cost $431,638,976)(2)	100.0%	555,360,205
Liabilities in excess of other assets	(0.0)	(29,093)

NET ASSETS	100.0%	$555,331,112

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)

42	Long	Russell 2000 E-Mini Index	December 2013	$4,543,494	$4,795,140	$251,646

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$68,717,828	$—	$—	$68,717,828
Real Estate Investments Trusts	52,150,388	—	—	52,150,388
Other Industries*	417,135,616	—	—	417,135,616
Short-Term Investment Securities:
U.S. Government Treasuries	—	415,373	—	415,373
Repurchase Agreements	—	16,941,000	—	16,941,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	251,646	—	—	251,646

Total	$538,255,478	$17,356,373	$—	$555,611,851

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	12,248	$875,120

Agricultural Chemicals - 0.1%

Mosaic Co.	19,639	940,708

Airlines - 0.1%

Southwest Airlines Co.	40,803	758,528

Apparel Manufacturers - 0.3%

VF Corp.	6,755	1,584,588

Applications Software - 3.7%

Citrix Systems, Inc.†	4,835	286,812
Intuit, Inc.	11,667	866,041
Microsoft Corp.	562,183	21,436,038
Salesforce.com, Inc.†	20,956	1,091,598

		23,680,489

Athletic Footwear - 0.5%

NIKE, Inc., Class B	40,897	3,236,589

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	22,314	1,278,815

Auto/Truck Parts & Equipment-Original - 0.2%

Delphi Automotive PLC	16,225	949,974

Banks-Commercial - 0.4%

M&T Bank Corp.	10,097	1,164,790
Regions Financial Corp.	152,904	1,487,756
Zions Bancorporation	5,192	152,281

		2,804,827

Banks-Fiduciary - 1.1%

Bank of New York Mellon Corp.	72,320	2,437,184
Northern Trust Corp.	40,039	2,361,901
State Street Corp.	27,971	2,030,974

		6,830,059

Banks-Super Regional - 5.2%

Capital One Financial Corp.	50,250	3,599,408
Fifth Third Bancorp	34,971	710,611
Huntington Bancshares, Inc.	195,801	1,797,453
PNC Financial Services Group, Inc.	56,455	4,344,212
SunTrust Banks, Inc.	29,180	1,057,191
US Bancorp	156,855	6,151,853
Wells Fargo & Co.	350,424	15,425,665

		33,086,393

Beverages-Non-alcoholic - 1.0%

Coca-Cola Enterprises, Inc.	49,636	2,081,734
Dr Pepper Snapple Group, Inc.	75,463	3,641,844
Monster Beverage Corp.†	9,083	537,532

		6,261,110

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†	9,853	859,871
Scripps Networks Interactive, Inc., Class A	6,330	472,155

		1,332,026

Building Products-Cement - 0.1%

Vulcan Materials Co.	6,856	386,473

Building-Residential/Commercial - 0.0%

PulteGroup, Inc.	10,199	191,333

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	143,804	7,171,506
DIRECTV†	39,582	2,616,766
Time Warner Cable, Inc.	26,996	3,731,387

		13,519,659

Chemicals-Diversified - 0.3%

PPG Industries, Inc.	9,338	1,718,752

Chemicals-Specialty - 0.3%

Ecolab, Inc.	19,235	2,061,415
International Flavors & Fragrances, Inc.	1,344	118,742

		2,180,157

Coatings/Paint - 0.2%

Sherwin-Williams Co.	5,511	1,008,678

Commercial Services - 0.0%

Iron Mountain, Inc.	7,776	218,661
Quanta Services, Inc.†	384	11,370

		230,031

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	50,843	4,068,457
H&R Block, Inc.	12,836	357,996
MasterCard, Inc., Class A	5,200	3,956,212
McGraw Hill Financial, Inc.	2,112	157,344
Moody’s Corp.	4,310	321,655
Western Union Co.	27,956	466,027

		9,327,691

Computer Services - 0.9%

Accenture PLC, Class A	42,740	3,311,068
Cognizant Technology Solutions Corp., Class A†	16,130	1,514,446
Computer Sciences Corp.	10,517	553,404

		5,378,918

Computers - 3.8%

Apple, Inc.	38,957	21,662,819
Hewlett-Packard Co.	92,274	2,523,694

		24,186,513

Computers-Memory Devices - 1.2%

EMC Corp.	118,826	2,834,000
NetApp, Inc.	13,406	552,997
SanDisk Corp.	11,064	754,012
Seagate Technology PLC	35,381	1,735,084
Western Digital Corp.	18,923	1,419,982

		7,296,075

Consumer Products-Misc. - 0.7%

Clorox Co.	9,792	912,321
Kimberly-Clark Corp.	34,947	3,814,814

		4,727,135

Containers-Metal/Glass - 0.0%

Owens-Illinois, Inc.†	653	21,549

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	3,360	107,890

Cosmetics & Toiletries - 1.1%

Avon Products, Inc.	20,833	371,452
Colgate-Palmolive Co.	93,768	6,170,872
Estee Lauder Cos., Inc., Class A	6,325	474,122

		7,016,446

Cruise Lines - 0.2%

Carnival Corp.	43,583	1,573,782

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc.	15,657	793,497
Fiserv, Inc.†	5,394	592,747
Paychex, Inc.	27,306	1,194,091

		2,580,335

Diagnostic Equipment - 0.1%

Life Technologies Corp.†	10,354	783,798

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	7,532	448,531

Distribution/Wholesale - 0.3%

Fastenal Co.	14,836	690,319
Fossil Group, Inc.†	1,041	132,488
WW Grainger, Inc.	3,990	1,029,101

		1,851,908

Diversified Banking Institutions - 2.6%

Bank of America Corp.	457,674	7,240,403
Citigroup, Inc.	130,154	6,887,750
Morgan Stanley	70,861	2,217,949

		16,346,102

Diversified Manufacturing Operations - 1.9%

Danaher Corp.	68,656	5,135,469
Dover Corp.	16,502	1,497,391
Ingersoll-Rand PLC	30,716	2,193,737
Parker Hannifin Corp.	18,356	2,163,071
Pentair, Ltd.	15,745	1,113,486

		12,103,154

E-Commerce/Products - 1.6%

Amazon.com, Inc.†	18,110	7,128,458
eBay, Inc.†	57,034	2,881,358

		10,009,816

E-Commerce/Services - 0.6%

Expedia, Inc.	4,309	274,440
Netflix, Inc.†	1,440	526,752
priceline.com, Inc.†	2,248	2,680,358
TripAdvisor, Inc.†	1,459	128,859

		3,610,409

Electric Products-Misc. - 0.8%

Emerson Electric Co.	71,749	4,806,465

Electric-Integrated - 2.1%

CMS Energy Corp.	33,490	888,825
Integrys Energy Group, Inc.	37,660	2,023,848
Northeast Utilities	82,159	3,375,092
Pepco Holdings, Inc.	161,897	3,088,995
TECO Energy, Inc.	110,026	1,874,843
Wisconsin Energy Corp.	44,530	1,860,018

		13,111,621

Electronic Components-Misc. - 0.2%

Garmin, Ltd.	22,082	1,072,302

Electronic Components-Semiconductors - 1.3%

Advanced Micro Devices, Inc.†	16,897	61,505
Altera Corp.	5,625	181,406
Broadcom Corp., Class A	22,275	594,520
Intel Corp.	289,031	6,890,499
Microchip Technology, Inc.	8,640	374,026
Micron Technology, Inc.†	2,304	48,614
NVIDIA Corp.	8,448	131,789

		8,282,359

Electronic Forms - 0.2%

Adobe Systems, Inc.†	26,014	1,477,075

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	25,037	1,341,232

Electronics-Military - 0.4%

L-3 Communications Holdings, Inc.	21,873	2,262,981

Engineering/R&D Services - 0.1%

Fluor Corp.	2,921	227,283
Jacobs Engineering Group, Inc.†	3,416	204,174

		431,457

Engines-Internal Combustion - 0.4%

Cummins, Inc.	17,282	2,287,445

Enterprise Software/Service - 1.5%

CA, Inc.	73,536	2,426,688
Oracle Corp.	201,822	7,122,298

		9,548,986

Filtration/Separation Products - 0.1%

Pall Corp.	10,410	871,317

Finance-Consumer Loans - 0.1%

SLM Corp.	20,552	547,711

Finance-Credit Card - 2.5%

American Express Co.	111,240	9,544,392
Discover Financial Services	23,347	1,244,395
Visa, Inc., Class A	23,845	4,851,504

		15,640,291

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	54,043	1,322,973

Finance-Other Services - 0.5%

CME Group, Inc.	33,799	2,769,828
IntercontinentalExchange Group, Inc.	2,339	498,885

		3,268,713

Food-Confectionery - 0.2%

Hershey Co.	6,144	595,292
J.M. Smucker Co.	3,360	350,247

		945,539

Food-Meat Products - 0.1%

Hormel Foods Corp.	8,160	367,363

Food-Misc./Diversified - 1.9%

Campbell Soup Co.	14,273	552,793
ConAgra Foods, Inc.	27,458	905,840
General Mills, Inc.	43,129	2,174,996
Kellogg Co.	22,730	1,378,347
Mondelez International, Inc., Class A	207,955	6,972,731

		11,984,707

Food-Retail - 0.8%

Kroger Co.	53,861	2,248,697
Safeway, Inc.	20,260	708,492
Whole Foods Market, Inc.	35,317	1,998,942

		4,956,131

Food-Wholesale/Distribution - 0.5%

Sysco Corp.	101,687	3,419,734

Gas-Distribution - 1.3%

AGL Resources, Inc.	92,587	4,308,999
CenterPoint Energy, Inc.	70,018	1,640,522
NiSource, Inc.	67,734	2,141,749

		8,091,270

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	6,352	192,783

Hotel/Motels - 0.2%

Wyndham Worldwide Corp.	19,969	1,431,977

Industrial Automated/Robotic - 0.4%

Rockwell Automation, Inc.	21,351	2,425,047

Industrial Gases - 1.8%

Air Products & Chemicals, Inc.	45,057	4,903,553
Praxair, Inc.	52,582	6,639,004

		11,542,557

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	23,322	2,352,024

Insurance Brokers - 0.2%

Aon PLC	12,643	1,032,175

Insurance-Life/Health - 0.7%

Aflac, Inc.	26,547	1,761,924
Lincoln National Corp.	15,826	812,348
Principal Financial Group, Inc.	3,744	189,559
Prudential Financial, Inc.	19,718	1,750,170

		4,514,001

Insurance-Multi-line - 2.2%

ACE, Ltd.	41,918	4,308,332
Allstate Corp.	40,227	2,183,119
Cincinnati Financial Corp.	16,295	854,021
Genworth Financial, Inc., Class A†	4,128	62,374
Hartford Financial Services Group, Inc.	28,984	1,032,700
Loews Corp.	26,784	1,268,223
MetLife, Inc.	61,331	3,200,865
XL Group PLC	27,587	882,508

		13,792,142

Insurance-Property/Casualty - 0.5%

Progressive Corp.	26,576	742,268
Travelers Cos., Inc.	29,130	2,643,256

		3,385,524

Internet Security - 0.1%

Symantec Corp.	34,903	784,968

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	11,300	1,223,225
BlackRock, Inc.	8,124	2,459,541
Franklin Resources, Inc.	22,041	1,220,851
Invesco, Ltd.	11,742	409,209
T. Rowe Price Group, Inc.	4,041	325,139

		5,637,965

Machinery-Construction & Mining - 0.0%

Joy Global, Inc.	1,648	93,211

Machinery-General Industrial - 0.2%

Roper Industries, Inc.	8,162	1,058,611

Machinery-Pumps - 0.1%

Flowserve Corp.	10,210	728,790
Xylem, Inc.	3,744	129,392

		858,182

Medical Information Systems - 0.1%

Cerner Corp.†	9,535	547,976

Medical Instruments - 0.7%

Edwards Lifesciences Corp.†	1,362	89,252
Medtronic, Inc.	69,819	4,002,025
St Jude Medical, Inc.	3,840	224,333

		4,315,610

Medical Products - 0.2%

Stryker Corp.	14,689	1,093,155

Medical-Biomedical/Gene - 3.0%

Alexion Pharmaceuticals, Inc.†	11,202	1,394,649
Amgen, Inc.	42,552	4,854,332
Biogen Idec, Inc.†	13,931	4,053,503
Celgene Corp.†	20,421	3,303,505
Gilead Sciences, Inc.†	69,593	5,206,253

		18,812,242

Medical-Drugs - 5.2%

AbbVie, Inc.	202,674	9,819,555
Allergan, Inc.	11,809	1,146,064
Bristol-Myers Squibb Co.	134,947	6,933,577
Forest Laboratories, Inc.†	12,046	618,080
Johnson & Johnson	149,076	14,111,534

		32,628,810

Medical-Generic Drugs - 0.4%

Actavis PLC†	6,627	1,080,665
Mylan, Inc.†	11,357	501,185
Perrigo Co.	4,451	693,866

		2,275,716

Medical-HMO - 2.9%

Aetna, Inc.	23,604	1,627,024
Cigna Corp.	19,269	1,685,074
Humana, Inc.	8,675	902,113
UnitedHealth Group, Inc.	141,740	10,556,795
WellPoint, Inc.	35,841	3,328,912

		18,099,918

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	4,800	207,120

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	1,728	121,876
Cardinal Health, Inc.	5,184	334,886
McKesson Corp.	9,613	1,594,701

		2,051,463

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.	5,064	126,651

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	5,061	339,188

Multimedia - 2.6%

Time Warner, Inc.	50,579	3,323,546
Twenty-First Century Fox, Inc., Class A	102,951	3,447,829
Viacom, Inc., Class B	36,631	2,936,707
Walt Disney Co.	98,971	6,981,415

		16,689,497

Networking Products - 1.0%

Cisco Systems, Inc.	310,793	6,604,351

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	56,021	1,955,693

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	41,681	965,749

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	2,784	136,138

Oil & Gas Drilling - 0.1%

Ensco PLC, Class A	12,304	726,920

Oil Companies-Exploration & Production - 2.2%

Anadarko Petroleum Corp.	29,157	2,589,725
Apache Corp.	29,848	2,730,793
Cabot Oil & Gas Corp.	19,742	680,112
Chesapeake Energy Corp.	21,298	572,277
Devon Energy Corp.	25,160	1,525,199
EOG Resources, Inc.	14,230	2,347,950
EQT Corp.	7,708	656,028
Noble Energy, Inc.	23,324	1,638,278
Pioneer Natural Resources Co.	5,500	977,625
Range Resources Corp.	3,812	296,002
Southwestern Energy Co.†	2,619	101,251

		14,115,240

Oil Companies-Integrated - 0.4%

Murphy Oil Corp.	40,326	2,618,367

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	7,513	416,145
FMC Technologies, Inc.†	12,631	607,551
National Oilwell Varco, Inc.	33,505	2,730,658

		3,754,354

Oil Refining & Marketing - 0.2%

Marathon Petroleum Corp.	16,736	1,384,737

Oil-Field Services - 1.4%

Halliburton Co.	40,812	2,149,976
Schlumberger, Ltd.	73,066	6,460,496

		8,610,472

Pharmacy Services - 0.6%

Express Scripts Holding Co.†	58,288	3,925,697

Pipelines - 2.6%

Kinder Morgan, Inc.	59,550	2,116,407
ONEOK, Inc.	44,063	2,558,738
Spectra Energy Corp.	263,761	8,849,182
Williams Cos., Inc.	74,516	2,624,453

		16,148,780

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	9,937	268,895
News Corp., Class A†	25,737	462,237

		731,132

Real Estate Investment Trusts - 3.2%

American Tower Corp.	45,937	3,572,520
HCP, Inc.	28,480	1,047,210
Health Care REIT, Inc.	9,549	534,648
Host Hotels & Resorts, Inc.	158,524	2,918,427
Plum Creek Timber Co., Inc.	3,744	163,763
Prologis, Inc.	3,572	135,486
Public Storage	4,126	630,040
Simon Property Group, Inc.	68,514	10,266,823
Ventas, Inc.	14,710	835,969

		20,104,886

Retail-Apparel/Shoe - 0.6%

Coach, Inc.	5,862	339,410
Gap, Inc.	21,498	880,773
L Brands, Inc.	34,007	2,210,115
Ross Stores, Inc.	745	56,962

		3,487,260

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	2,400	1,107,840

Retail-Automobile - 0.1%

CarMax, Inc.†	16,400	825,740

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	11,040	861,451

Retail-Building Products - 1.0%

Home Depot, Inc.	81,799	6,598,725

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	6,289	255,019

Retail-Discount - 0.8%

Costco Wholesale Corp.	35,023	4,392,935
Dollar Tree, Inc.†	9,210	512,536

		4,905,471

Retail-Drug Store - 0.5%

Walgreen Co.	58,181	3,444,315

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	65,574	4,123,293

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.	19,969	1,103,886
Macy’s, Inc.	31,654	1,685,892

		2,789,778

Retail-Restaurants - 0.2%

Chipotle Mexican Grill, Inc.†	1,344	704,068
Darden Restaurants, Inc.	5,477	292,088

		996,156

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	45,712	426,950

Security Services - 0.0%

ADT Corp.	7,008	284,244

Semiconductor Components-Integrated Circuits - 2.1%

Analog Devices, Inc.	34,505	1,663,831
Linear Technology Corp.	11,103	472,433
QUALCOMM, Inc.	148,209	10,905,218

		13,041,482

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	83,815	1,450,000
KLA-Tencor Corp.	14,890	951,024

		2,401,024

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.†	9,181	186,099

Telephone-Integrated - 0.8%

CenturyLink, Inc.	110,658	3,397,201
Frontier Communications Corp.	304,512	1,425,116

		4,822,317

Television - 0.2%

CBS Corp., Class B	25,798	1,510,731

Tools-Hand Held - 0.2%

Snap-on, Inc.	3,484	369,827
Stanley Black & Decker, Inc.	14,236	1,158,668

		1,528,495

Toys - 0.1%

Mattel, Inc.	17,657	816,989

Transport-Rail - 1.5%

CSX Corp.	134,169	3,658,789
Union Pacific Corp.	35,907	5,818,370

		9,477,159

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	1,529	89,645
FedEx Corp.	25,448	3,529,638
Ryder System, Inc.	911	63,624

		3,682,907

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	6,442	544,413

Web Portals/ISP - 2.3%

Google, Inc., Class A†	12,122	12,844,350
Yahoo!, Inc.†	54,245	2,005,980

		14,850,330

Wireless Equipment - 0.5%

Crown Castle International Corp.†	25,820	1,916,619
Motorola Solutions, Inc.	20,297	1,337,166

		3,253,785

Total Long-Term Investment Securities
(cost $443,860,201)		620,555,035

SHORT-TERM INVESTMENT SECURITIES - 1.1%
U.S. Government Treasuries - 1.1%
United States Treasury Bills
0.02% due 12/05/2013	$3,000,000	2,999,993
0.02% due 12/12/2013(1)	2,000,000	1,999,988
0.03% due 03/20/2014	2,000,000	1,999,536

Total Short-Term Investment Securities
(cost $6,999,799)		6,999,517

REPURCHASE AGREEMENT - 0.7%

State Street Bank and Trust Co. Joint Repurchase Agreement(2)
(cost $4,061,000)	4,061,000	4,061,000

TOTAL INVESTMENTS
(cost $454,921,000)(3)	99.9%	631,615,552
Other assets less liabilities	0.1	888,024

NET ASSETS	100.0%	$632,503,576

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)

136	Long	S&P 500 E-Mini Index	December 2013	$11,679,408	$12,267,880	$588,472

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$33,086,393	$—	$—	$33,086,393
Medical - Drugs	32,628,810	—	—	32,628,810
Other Industries*	554,839,832	—	—	554,839,832
Short-Term Investment Securities:
U.S. Government Treasuries	—	6,999,517	—	6,999,517
Repurchase Agreement	—	4,061,000	—	4,061,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	588,472	—	—	588,472

Total	$621,143,507	$11,060,517	$—	$632,204,024

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2013 (unaudited)

Security Description	Principal Amount** /Shares	Value (Note 1)
ASSET BACKED SECURITIES - 1.1%
Diversified Financial Services - 1.1%

Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*	$108,000	$107,112
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(1)	782,881	773,609
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	500,000	502,456
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	104,791
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	197,000	197,500
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	583,000	600,481
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	70,468	71,680
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	1,000,000	1,012,701
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.54% due 12/25/2034	525,206	483,154
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	300,000	299,209
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	70,633	70,079
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	231,567
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	69,136	74,878
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	145,663	146,749
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	81,000	81,062
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	282,000	282,825
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	188,000	186,421
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	140,000	139,371
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(2)	365,000	377,814
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	198,485	203,051
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C13, Class A2 2.94% due 11/15/2046(2)(5)	583,000	600,467
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.62% due 08/25/2034	92,629	94,618
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	479,861	482,516
Sierra Timeshare Receivables Funding LLC Series 2013-3A, Class A 2.20% due 10/20/2030*	102,000	102,575
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	312,134	321,107
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.63% due 06/25/2035	91,913	92,123
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	120,000	120,857

Total Asset Backed Securities
(cost $7,783,043)		7,760,773

U.S. CORPORATE BONDS & NOTES - 50.1%
Advanced Materials - 0.2%

Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	1,075,000	1,128,750

Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	418,000	393,950

Advertising Services - 0.4%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	1,065,000	867,975
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,341,000	2,188,835

		3,056,810

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	570,733

Aerospace/Defense-Equipment - 0.7%

Alliant Techsystems, Inc. Senior Notes 5.25% due 10/01/2021*	1,526,000	1,533,630
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,289,000	1,313,169
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	1,889,000	1,892,294

		4,739,093

Agricultural Chemicals - 0.3%

Mosaic Co. Senior Notes 4.25% due 11/15/2023	1,018,000	1,013,003
Mosaic Co. Senior Notes 5.45% due 11/15/2033	421,000	430,161
Mosaic Co. Senior Notes 5.63% due 11/15/2043	421,000	428,538

		1,871,702

Airlines - 0.5%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	241,406	257,098
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	187,356	191,104
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	2,847,000	2,868,352

		3,316,554

Alternative Waste Technology - 0.3%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	1,978,000	2,091,735

Apparel Manufacturers - 0.1%

Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	783,000	869,130

Auto-Cars/Light Trucks - 0.1%

Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	890,000	913,080

Auto/Truck Parts & Equipment-Original - 0.2%

Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	1,675,000	1,750,375

Banks-Commercial - 1.2%

CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	1,875,000	2,020,312
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	311,000	310,032
KeyBank NA Senior Notes 1.10% due 11/25/2016	1,112,000	1,112,564
Union Bank NA Senior Notes 1.50% due 09/26/2016	489,000	496,328
Union Bank NA Senior Notes 2.63% due 09/26/2018	1,082,000	1,110,514
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	240,000	250,436
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,324,000	1,420,324
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,866,000	1,855,854

		8,576,364

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	802,000	808,681
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	820,051

		1,628,732

Banks-Super Regional - 0.0%

SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	28,000	30,556

Beverages-Non-alcoholic - 0.1%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	926,000	888,960

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	1,496,000	1,503,483

Broadcast Services/Program - 0.2%

Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	1,500,000	1,586,250

Building & Construction Products-Misc. - 0.0%

Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	286,000	313,387

Building & Construction-Misc. - 0.2%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	1,615,000	1,550,400

Building Products-Cement - 0.3%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,003,000	2,158,233

Building Products-Wood - 0.0%

Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	121,000	127,050

Building-Residential/Commercial - 0.3%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,600,000	1,692,000
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	675,000	691,875

		2,383,875

Cable/Satellite TV - 0.8%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	1,000,000	965,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,587,000	2,700,181
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	602,000	575,882
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	210,000	263,031
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	975,000	1,084,688

		5,588,782

Capacitors - 0.2%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,323,000	1,286,618

Casino Hotels - 0.9%

Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	830,000	668,150
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,361,000	1,391,622
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	1,623,000	1,618,942
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,330,000	1,334,988
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	1,022,000	1,085,875
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	588,000

		6,687,577

Casino Services - 0.3%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,458,000	1,498,095
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	410,000	421,275

		1,919,370

Cellular Telecom - 0.8%

Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	2,552,000	2,743,400
T-Mobile USA, Inc. Senior Notes 5.25% due 09/01/2018*	400,000	417,000
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	900,000	916,875
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	789,000	840,285
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	879,000	920,752

		5,838,312

Chemicals-Diversified - 0.4%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,315,000	1,331,438
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,410,000	1,406,475

		2,737,913

Chemicals-Other - 0.1%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	875,000	995,313

Chemicals-Plastics - 0.2%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,263,000	1,231,425

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	386,920

Coal - 0.8%

CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,000,000	1,037,500
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	1,060,000	1,091,800
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	1,200,000	1,275,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,149,000	2,245,705

		5,650,005

Coatings/Paint - 0.2%

US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,580,000	1,674,800

Commercial Services-Finance - 0.3%

Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	844,000	848,220
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,405,000	1,533,206

		2,381,426

Computer Services - 0.4%

Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,651,000	1,626,235
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	764,000	718,261
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	130,000	157,972

		2,502,468

Computers-Memory Devices - 0.1%

EMC Corp. Senior Notes 2.65% due 06/01/2020	786,000	777,621

Consumer Products-Misc. - 0.5%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	1,433,000	1,520,771
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	2,135,000	2,188,375

		3,709,146

Containers-Metal/Glass - 0.3%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,258,000	2,483,800

Containers-Paper/Plastic - 0.5%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	1,437,000	1,541,182
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	1,432,000	1,553,720
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	621,000	707,940

		3,802,842

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	822,000	774,735

Data Processing/Management - 0.1%

Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	426,000	445,170
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	336,000	346,920

		792,090

Diagnostic Equipment - 0.0%

Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	296,000	318,504

Direct Marketing - 0.1%

Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	903,850	942,264

Distribution/Wholesale - 0.3%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	1,974,000	1,855,560

Diversified Banking Institutions - 2.1%

Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,261,000	1,500,590

Bank of America Corp. Sub. Notes 5.49% due 03/15/2019		1,500,000	1,674,295
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		49,000	57,138
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018		1,330,000	1,317,844
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		1,918,000	1,969,815
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023		1,117,000	1,123,128
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		1,761,000	1,937,471
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		1,057,000	1,172,210
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018		650,000	640,840
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	800,000	615,038
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019		447,000	532,400
Morgan Stanley Senior Notes 4.75% due 03/22/2017		722,000	793,892
Morgan Stanley Sub. Notes 4.88% due 11/01/2022		1,412,000	1,450,360

			14,785,021

Diversified Financial Services - 0.6%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021		786,000	865,924
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020		1,100,000	1,275,049
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		1,002,000	1,134,334
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		611,000	757,252

			4,032,559

Diversified Manufacturing Operations - 0.3%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,675,000	1,792,250
Textron, Inc. Senior Notes 4.63% due 09/21/2016		630,000	681,156

			2,473,406

Diversified Operations - 0.2%

Leucadia National Corp. Senior Notes 5.50% due 10/18/2023		752,000	758,165
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043		622,000	610,283

			1,368,448

E-Commerce/Services - 0.3%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021*		2,319,000	2,359,583

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042		167,000	144,100

Electric-Generation - 0.2%

AES Corp. Senior Notes 8.00% due 10/15/2017		865,000	1,014,212
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017		301,843	310,898

			1,325,110

Electric-Integrated - 0.8%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*		312,000	304,142
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		1,026,000	1,096,179
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		543,000	574,357
Georgia Power Co. Senior Notes 3.00% due 04/15/2016		153,000	160,526
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022		391,000	420,736
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*		367,000	366,310
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017		177,090	187,051
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045		534,000	538,520

Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	522,000	570,468
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,286,000	1,248,913
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	434,000	478,989

		5,946,191

Electronic Components-Semiconductors - 0.5%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,401,000	1,415,010
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	900,000	922,500
Intel Corp. Senior Notes 1.95% due 10/01/2016	994,000	1,026,648

		3,364,158

Electronics-Military - 0.2%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	1,220,000	1,290,160

Enterprise Software/Service - 0.6%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,444,000	2,590,640
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,471,387

		4,062,027

Entertainment Software - 0.3%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	2,102,000	2,183,453

Finance-Auto Loans - 0.4%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	370,000	372,239
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	478,950
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	1,698,000	1,799,880

		2,651,069

Finance-Commercial - 0.4%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,305,000	1,352,306
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,485,000	1,466,438

		2,818,744

Finance-Consumer Loans - 0.1%

HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	372,000	433,062

Finance-Investment Banker/Broker - 0.2%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(4)	97,000	20,491
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	143,000	14
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	1,288,000	1,370,440

		1,390,956

Finance-Leasing Companies - 0.5%

Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	2,690,000	2,797,600
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	702,000	770,445

		3,568,045

Finance-Other Services - 0.0%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	158,000	159,173

Firearms & Ammunition - 0.2%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	1,248,975

Food-Meat Products - 0.3%

JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	2,080,000	2,158,000

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	691,000	809,573

Food-Retail - 0.2%

SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	1,516,000	1,487,575

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(4)(5)	405,959	153,777

Gas-Distribution - 0.1%

Sempra Energy Senior Notes 4.05% due 12/01/2023	500,000	500,360

Gold Mining - 0.1%

Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	612,000	529,170

Independent Power Producers - 1.1%

Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	1,021,000	1,015,895
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,833,000	1,883,407
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	792,000	867,240
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	805,000	881,475
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,615,000	1,861,287
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	324,900
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	39,000	41,438
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	925,000	1,029,063

		7,904,705

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,835,000	1,906,106
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	342,704
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	784,000	786,061

		3,034,871

Insurance-Multi-line - 0.2%

Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,384,000	1,429,249

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	135,000	136,663
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	876,000	884,308

		1,020,971

Insurance-Property/Casualty - 0.1%

ProAssurance Corp. Senior Notes 5.30% due 11/15/2023	601,000	612,587

Investment Management/Advisor Services - 0.1%

Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	969,000	1,015,028

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	515,000	520,979

Machinery-Farming - 0.1%

CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	602,000	608,020

Marine Services - 0.2%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,474,000	1,532,960

Medical Instruments - 0.4%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,573,000	2,701,650

Medical Products - 0.5%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	414,250
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	108,000	134,301
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,913,000	3,058,650

		3,607,201

Medical-Drugs - 0.6%

AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	984,000	991,557
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,910,000	3,142,800

		4,134,357

Medical-Generic Drugs - 0.3%

Mylan, Inc. Company Guar. Notes 2.60% due 06/24/2018*	903,000	909,291

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	938,000	1,065,700

		1,974,991

Medical-HMO - 0.1%

Cigna Corp. Senior Notes 4.38% due 12/15/2020	700,000	746,826
Cigna Corp. Senior Notes 6.15% due 11/15/2036	259,000	296,980

		1,043,806

Medical-Hospitals - 1.3%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	2,005,575
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,400,000	1,452,500
HCA, Inc. Senior Notes 7.19% due 11/15/2015	400,000	437,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	1,807,000	1,608,230
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,451,000	1,534,432
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021*	927,000	931,635
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,108,000	969,500
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	261,000	283,185

		9,222,057

Metal Processors & Fabrication - 0.0%

Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	336,000	331,767

MRI/Medical Diagnostic Imaging - 0.3%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	2,312,000	2,404,480

Multimedia - 0.5%

News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	864,000	872,648
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	1,095,000	1,324,088
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	353,501
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	864,000	899,630

		3,449,867

Music - 0.3%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	1,535,000	1,569,537
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	767,000	799,598

		2,369,135

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(4)(5)	75,000	0

Oil & Gas Drilling - 0.3%

Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	2,100,000	2,205,000

Oil Companies-Exploration & Production - 5.1%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,170,000	1,251,900
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	444,000	531,631
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*	1,305,000	1,233,225
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,190,000	1,303,050
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	567,230
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	696,913
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	880,000	959,200
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	604,000	597,960
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	569,000	586,070

EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,242,000	1,397,250
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	1,635,000	1,755,581
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,650,375
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,449,000	2,595,940
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	1,512,000	1,504,440
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	590,000	631,300
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	780,900
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	1,830,000	1,910,062
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,300,000	1,361,750
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,269,000	1,297,552
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	940,000	1,011,675
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	535,000	583,767
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	363,000	396,993
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	603,000	658,834
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	2,704,000	2,994,680
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	667,000	708,688
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,750,000	1,911,875
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,804,000	1,810,765
Samson Investment Co. Company Guar. Notes 10.50% due 02/15/2020*	1,050,000	1,135,313
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	1,330,000	1,389,850
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	1,215,000	1,208,925

		36,423,694

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/2041	940,000	985,590
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	290,252

		1,275,842

Oil Refining & Marketing - 0.7%

Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	263,000	272,863
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	2,583,000	2,634,660
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	1,100,000	1,111,448
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	534,000	609,504

		4,628,475

Oil-Field Services - 0.2%

Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*(6)(7)	34,000	11,900
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*(6)(7)	1,430,000	500,500
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	650,000	692,250

		1,204,650

Paper & Related Products - 1.2%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	2,362,000	2,131,705
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,551,000	1,574,785

Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,689,000	1,642,716
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	999,000	1,128,221
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	1,816,000	1,834,160

		8,311,587

Petrochemicals - 0.2%

PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	1,767,000	1,773,626

Pipelines - 1.7%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,278,000	1,252,440
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	1,008,150
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	510,000	494,700
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	775,000	821,500
Crestwood Midstream LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	830,000	849,712
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	270,000	236,709
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	100,000	105,870
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,259,700
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	542,000	554,713
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	198,000	239,374
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	700,000	754,250
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	1,597,000	1,583,662
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	293,000	316,440
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	350,000	353,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,000,000	1,027,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	1,112,002

		11,970,222

Printing-Commercial - 0.6%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,155,000	1,325,362
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	2,696,000	2,689,260

		4,014,622

Publishing-Newspapers - 0.4%

Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	1,244,000	1,268,880
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,265,000	1,372,525

		2,641,405

Publishing-Periodicals - 0.4%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	2,799,000	2,833,988

Racetracks - 0.3%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	2,282,000	2,276,295

Radio - 0.2%

Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,338,000	1,194,165

Real Estate Investment Trusts - 0.9%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	308,000	334,522

Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	1,335,000	1,304,962
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	292,000	275,210
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	2,600,000	2,626,000
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021	1,229,000	1,204,420
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	307,000	312,806

		6,057,920

Real Estate Management/Services - 0.2%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,531,013

Real Estate Operations & Development - 0.2%

First Industrial LP Senior Notes 5.75% due 01/15/2016	1,380,000	1,470,503

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(4)(5)	1,625,000	61

Rental Auto/Equipment - 0.5%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	1,089,000	1,189,733
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	2,238,000	2,344,305

		3,534,038

Retail-Apparel/Shoe - 0.2%

L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	750,000	765,000
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	869,988

		1,634,988

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	973,000	972,156

Retail-Building Products - 0.2%

Building Materials Holding Corp. Senior Sec. Notes 9.00% due 09/15/2018*	1,208,000	1,271,420

Retail-Discount - 0.1%

Dollar General Corp. Senior Notes 3.25% due 04/15/2023	508,000	464,976

Retail-Drug Store - 0.3%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	251,235	269,796
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	531,195	576,227
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,075,000	1,204,000

		2,050,023

Retail-Pawn Shops - 0.2%

Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018*	1,250,000	1,187,500

Retail-Pet Food & Supplies - 0.2%

Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,162,000	1,272,390

Retail-Regional Department Stores - 0.3%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	2,235,000	2,240,588

Retail-Restaurants - 0.7%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	880,000	970,209
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,900,000	2,071,000
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,787,000	1,929,960

		4,971,169

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(8)(19)	25,000	0

Savings & Loans/Thrifts - 0.5%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	847,694
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	780,000	900,986
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,458,000	1,705,251
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	320,000	330,496

		3,784,427

Schools - 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	691,000	634,017
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	233,000	203,420
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	450,275

		1,287,712

Security Services - 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	719,000	629,440
ADT Corp. Senior Notes 6.25% due 10/15/2021*	553,000	577,194

		1,206,634

Semiconductor Equipment - 0.2%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	1,639,000	1,663,585

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,189,190

Special Purpose Entities - 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,145,085
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	352,400

		1,497,485

Steel Pipe & Tube - 0.2%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	1,505,000	1,497,475

Steel-Producers - 0.5%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	976,000	919,880
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	940,000	1,041,050
Nucor Corp. Senior Notes 4.00% due 08/01/2023	540,000	531,435
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	800,000	842,000

		3,334,365

Storage/Warehousing - 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,162,000	1,281,105

Telecom Services - 0.1%
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	825,000	952,875

Telephone-Integrated - 1.8%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,566,000	1,546,425
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,278,000	1,380,240
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,443,750
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	574,000	674,450
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	2,490,000	2,676,750
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	663,000	704,893
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	2,157,000	2,408,010
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	775,000	881,994
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,104,000	1,054,320

		12,770,832

Television - 0.6%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	1,423,000	1,497,707
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	2,860,000	2,938,650

		4,436,357

Theaters - 0.3%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	1,972,000	1,939,955

Transport-Equipment & Leasing - 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	984,000	1,007,578

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	340,000	366,636

Transport-Services - 0.1%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	738,135

Travel Services - 0.2%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,347,000	1,490,119

Web Hosting/Design - 0.2%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	1,256,000	1,252,860

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	10,220	10,284

Total U.S. Corporate Bonds & Notes (cost $354,033,876)		357,067,994

FOREIGN CORPORATE BONDS & NOTES - 18.1%
Advertising Services - 0.1%

WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	526,000	514,280

Airlines - 0.4%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	2,644,000	2,743,150

Appliances - 0.1%

Arcelik AS Senior Notes 5.00% due 04/03/2023*	500,000	442,500

Auto-Cars/Light Trucks - 0.2%

Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*	400,000	305,000
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	1,164,000	1,167,693

		1,472,693

Auto/Truck Parts & Equipment-Original - 0.3%

Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	2,475,000	2,468,813

Banks-Commercial - 3.0%

Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY 2,481,000	1,102,448
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	1,318,000	1,319,977
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017	500,000	521,208
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL 3,200,000	1,256,796
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*	500,000	522,500
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	450,000	465,750
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	561,000	568,418
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018	870,000	871,777
BPCE SA Sub. Notes 5.70% due 10/22/2023*	935,000	964,434
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Notes 2.63% due 05/29/2018	NOK 4,000,000	655,567
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	1,319,000	1,317,326
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.75% due 12/01/2043	1,569,000	1,604,820
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	1,207,000	1,277,561
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	450,000	458,466
ING Bank NV Notes 2.00% due 09/25/2015*	1,680,000	1,706,746
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	1,140,000	1,222,080
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022	500,000	498,250
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	786,000	798,438
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	1,085,000	1,069,963

PKO Finance AB Senior Notes 4.63% due 09/26/2022*	700,000	693,875
RHB Bank Bhd Senior Notes 3.25% due 05/11/2017	425,000	434,057
Santander UK PLC Sub. Notes 5.00% due 11/07/2023*	616,000	615,969
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022	500,000	528,750
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*	365,000	334,888
Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*	570,000	576,412

		21,386,476

Banks-Money Center - 0.1%

Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018	790,000	793,805

Banks-Special Purpose - 0.2%

Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020	500,000	547,500
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*	600,000	535,530
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK 4,400,000	741,188

		1,824,218

Beverages-Non-alcoholic - 0.3%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,180,000	1,180,971
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	724,000	715,383
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043	528,000	529,420

		2,425,774

Building Products-Cement - 0.6%

Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*	200,000	196,000
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019	500,000	490,000
Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*	1,647,000	1,667,587
Cemex SAB de CV Senior Sec. Notes 7.25% due 01/15/2021*	600,000	608,250
China Shanshui Cement Group Company Guar. Notes 10.50% due 04/27/2017	450,000	489,375
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020	550,000	574,063

		4,025,275

Building-Heavy Construction - 0.1%

Andrade Gutierrez International SA Company Guar. Notes 4.00% due 04/30/2018*	600,000	580,500

Cable/Satellite TV - 0.2%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,200,000	1,287,000

Casino Hotels - 0.3%

Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	2,200,000	2,222,000

Cellular Telecom - 0.1%

MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023	650,000	606,125
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB 12,000,000	362,978

		969,103

Chemicals-Diversified - 0.3%

LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019	776,000	871,249
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	1,495,000	1,539,850

		2,411,099

Coal - 0.2%

Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018	200,000	200,500
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*	450,000	375,750
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/2019	725,000	762,156

		1,338,406

Commercial Services - 0.1%

Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	1,403,000	1,122,400

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		2,708,000	2,714,770

Diversified Banking Institutions - 0.5%

Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		571,000	579,181
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019		1,292,000	1,506,893
Societe Generale SA Senior Notes 5.20% due 04/15/2021*		994,000	1,100,715
UBS AG Sub. Notes 7.63% due 08/17/2022		295,000	337,401

			3,524,190

Diversified Financial Services - 0.2%

DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*		650,000	566,280
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		1,187,000	1,264,876

			1,831,156

Diversified Manufacturing Operations - 0.5%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		1,823,000	1,813,885
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*		374,000	374,126
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*		1,271,000	1,257,160
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015		540,000	543,521

			3,988,692

Diversified Minerals - 0.6%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*		775,000	821,500
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*		550,000	571,313
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,175,000	1,269,000
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040		1,233,000	1,171,335
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		660,000	617,100

			4,450,248

Diversified Operations - 0.2%

KOC Holding AS Senior Notes 3.50% due 04/24/2020*		800,000	703,000
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	628,875

			1,331,875

Electric-Generation - 0.0%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	222,800

Electric-Integrated - 0.1%

E-CL SA Senior Notes 5.63% due 01/15/2021		550,000	573,981
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	156,760

			730,741

Electric-Transmission - 0.1%

Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		600,000	619,500

Finance-Leasing Companies - 0.4%

Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		2,000,000	2,160,000
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*		1,038,000	1,105,470

			3,265,470

Food-Meat Products - 0.1%

BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	177,500
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	349,386
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		270,000	244,350

			771,236

Gas-Distribution - 0.1%

Centrica PLC Senior Notes 4.00% due 10/16/2023*		516,000	508,906

Gas-Transportation - 0.1%

Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*	550,000	481,250

Gold Mining - 0.1%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020	700,000	588,876

Hazardous Waste Disposal - 0.2%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	1,250,000	1,293,750

Import/Export - 0.1%

Svensk Exportkredit AB FRS Sub. Notes 2.88% due 11/14/2023*	1,011,000	1,001,173

Independent Power Producers - 0.1%

AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(4)(5)(8)	175,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*	480,000	463,200

		463,200

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 2.30% due 12/15/2018	1,161,000	1,160,582

Machinery-Construction & Mining - 0.1%

Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020	500,000	470,000

Medical-Drugs - 0.3%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,151,000	1,158,366
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	878,000	882,390

		2,040,756

Metal-Diversified - 0.1%

Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*	390,000	359,288
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021	350,000	353,500

		712,788

Metal-Iron - 0.1%

OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.95% due 09/26/2019*	265,000	261,356
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*	550,000	492,250

		753,606

Municipal Bonds - 0.1%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	666,728

Non-Ferrous Metals - 0.1%

Corp Nacional del Cobre de Chile Senior Notes 5.63% due 10/18/2043*	546,000	531,560

Oil & Gas Drilling - 0.6%

Offshore Drilling Holding SA Senior Sec. Notes 8.38% due 09/20/2020	450,000	475,875
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,472,000	1,486,720
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	1,243,000	1,396,740
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	190,000	207,169
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	575,228

		4,141,732

Oil Companies-Exploration & Production - 0.9%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,932,000	2,415,777
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	262,500
KazMunayGas National Co. Senior Notes 7.00% due 05/05/2020	500,000	564,000
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	1,495,000	1,554,800
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	295,000	300,900
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/2016	475,000	503,500
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	674,325

		6,275,802

Oil Companies-Integrated - 1.2%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,340,000	1,335,297
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,097,000	1,118,914
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	633,000	657,583
MOL Group Finance SA Company Guar. Notes 6.25% due 09/26/2019	675,000	687,656
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	500,000	501,554
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	162,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	1,080,000	858,600
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	617,000	546,448
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	600,000	669,520
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	183,000
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*	310,000	300,312
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	807,000	813,054
Statoil ASA Company Guar. Notes 4.80% due 11/08/2043	525,000	527,308

		8,361,246

Oil Refining & Marketing - 0.0%

Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	182,623

Paper & Related Products - 0.1%

Inversiones CMPC SA Senior Notes 4.50% due 04/25/2022	500,000	475,735

Pastoral & Agricultural - 0.1%

MHP SA Company Guar. Notes 8.25% due 04/02/2020*	650,000	541,125

Petrochemicals - 0.2%

Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*	700,000	688,625
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	652,000	606,360

		1,294,985

Pipelines - 0.0%

Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	200,000	205,500

Real Estate Operations & Development - 0.7%

Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017	350,000	382,375
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020	550,000	577,721
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*	200,000	198,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	193,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018	410,000	457,662
Kaisa Group Holdings, Ltd. Company Guar. Notes 10.25% due 01/08/2020	575,000	589,375
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	1,575,000	1,543,500
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020	700,000	677,250
Theta Capital, Ltd. Company Guar. Notes 6.13% due 11/14/2020	500,000	458,798

		5,078,181

Retail-Major Department Stores - 0.1%

LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022	500,000	457,891

Retail-Restaurants - 0.1%

Arcos Dorados Holdings, Inc. Company Guar. Notes 6.63% due 09/27/2023*	400,000	407,200

Satellite Telecom - 0.3%

Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	2,094,000	2,193,465

Security Services - 0.2%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,423,000	1,444,345

Sovereign - 0.3%

Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	788,500
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019		1,375,000	1,486,719

			2,275,219

Special Purpose Entities - 0.1%

Cementos Progreso Trust Company Guar. Notes 7.13% due 11/06/2023*		250,000	251,875
Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	15,000,000	452,591
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(4)(5)(11)(12)		560,000	0
Perrigo Co., Ltd. Company Guar. Notes 2.30% due 11/08/2018*		433,000	434,256

			1,138,722

Steel-Producers - 0.3%

ArcelorMittal Senior Notes 6.75% due 02/25/2022		1,162,000	1,259,318
ArcelorMittal Senior Notes 7.25% due 03/01/2041		732,000	695,400
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	192,750

			2,147,468

Sugar - 0.1%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,600,000	592,440

SupraNational Banks - 0.2%

International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	800,000	624,115
North American Development Bank Senior Notes 2.30% due 10/10/2018		711,000	712,742

			1,336,857

Telecom Services - 0.5%

Batelco International Finance Company Guar. Notes 4.25% due 05/01/2020		500,000	463,750
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		1,200,000	1,278,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(10)(13)		1,611,067	1,663,427

			3,405,177

Telephone-Integrated - 0.5%

Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	284,923
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	543,000
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	203,052
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		1,137,000	1,269,443
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	645,549
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023		387,000	383,461

			3,329,428

Television - 0.0%

Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		200,000	220,250

Transport-Rail - 0.1%

Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	407,000
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	11,000,000	332,152

			739,152

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	526,500

Total Foreign Corporate Bonds & Notes
(cost $132,544,117)			128,922,388

FOREIGN GOVERNMENT AGENCIES - 16.6%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	557,455

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015		479,000	497,609

Sovereign - 16.4%

Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		1,133,000	1,045,192
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		700,000	575,750
Bolivarian Republic of Venezuela Senior Bonds 9.38% due 01/13/2034		510,000	363,375
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		850,000	699,125
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		1,025,000	840,500
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022		490,000	445,900
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	266,750
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	210,000
Dominican Republic Senior Notes 5.88% due 04/18/2024*		390,000	365,820
Dominican Republic Senior Notes 5.88% due 04/18/2024		495,000	464,310
Dominican Republic Notes 6.60% due 01/28/2024*		309,000	309,000
Dominican Republic Senior Notes 7.50% due 05/06/2021		1,040,000	1,118,000
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	645,000
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023		940,000	808,400
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025		377,000	354,380
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,300,000	1,378,000
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		953,000	914,880
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		143,000	162,663
Federative Republic of Brazil Notes 7.88% due 03/07/2015		28,000	30,282
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	3,400,000	1,426,309
Federative Republic of Brazil Senior Notes 12.25% due 03/06/2030		316,000	550,630
Federative Republic of Brazil Bonds 12.50% due 01/05/2016	BRL	1,200,000	539,360
Government of Belize Senior Notes 5.00% due 02/20/2038(3)		827,000	512,740
Government of Canada Senior Notes 0.88% due 02/14/2017		553,000	556,895
Government of Canada Bonds 4.25% due 06/01/2018	CAD	1,225,000	1,283,949
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,840,000	2,344,168
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	8,450,000	2,598,324
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	4,670,000	3,943,042
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		955,000	989,810
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		237,000	218,040
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		550,000	460,625
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	11,335,000	1,998,158
Lebanese Republic Notes 4.00% due 12/31/2017		490,500	483,143
Lebanese Republic Senior Notes 5.00% due 10/12/2017		150,000	147,694
Lebanese Republic Senior Notes 8.25% due 04/12/2021		900,000	1,001,250
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		411,000	407,918

Plurinational State of Bolivia Senior Notes 4.88% due 10/29/2022		700,000	665,000
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		340,000	333,200
Republic of Argentina Senior Notes 2.50% due 12/31/2038(3)		1,072,637	437,100
Republic of Argentina Senior Notes 8.28% due 12/31/2033		2,997,791	2,353,442
Republic of Argentina Senior Notes 8.75% due 06/02/2017		245,000	228,463
Republic of Armenia Senior Notes 6.00% due 09/30/2020*		382,000	375,697
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	620,000	1,032,977
Republic of Belarus Senior Notes 8.75% due 08/03/2015		700,000	697,200
Republic of Belarus Senior Notes 8.95% due 01/26/2018		560,000	549,472
Republic of Bulgaria Senor Bonds 8.25% due 01/15/2015		1,506,000	1,624,597
Republic of Colombia Senior Bonds 4.00% due 02/26/2024		716,000	690,940
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,750,000	1,820,000
Republic of Colombia Senior Notes 7.38% due 03/18/2019		620,000	748,650
Republic of Colombia Senior Notes 8.25% due 12/22/2014		1,217,000	1,302,190
Republic of Colombia Senior Bonds 9.85% due 06/28/2027	COP	1,500,000,000	970,545
Republic of Costa Rica Senior Bonds 4.38% due 04/30/2025*		200,000	180,000
Republic of Croatia Notes 5.50% due 04/04/2023*		500,000	478,875
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		295,000	320,075
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		700,000	698,250
Republic of Gabon Bonds 8.20% due 12/12/2017		1,000,000	1,165,000
Republic of Ghana Notes 7.88% due 08/07/2023*		555,000	541,125
Republic of Honduras Senior Notes 7.50% due 03/15/2024		762,000	702,945
Republic of Hungary Senior Notes 4.13% due 02/19/2018		360,000	360,720
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,280,000	1,267,200
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	260,000,000	1,163,935
Republic of Hungary Bonds 6.75% due 10/22/2028	HUF	100,000,000	456,843
Republic of Hungary Senior Notes 7.63% due 03/29/2041		760,000	810,540
Republic of Indonesia Senior Bonds 3.75% due 04/25/2022		600,000	542,250
Republic of Indonesia Senior Notes 4.88% due 05/05/2021		200,000	200,500
Republic of Indonesia Bonds 5.25% due 01/17/2042		700,000	584,500
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	650,000	960,413
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	1,900,000	2,832,306
Republic of Ivory Coast Senior Notes 7.10% due 12/31/2032(3)		2,095,000	1,869,787
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		430,000	469,560
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		100,000	106,086

Republic of Lithuania Senior Notes 7.38% due 02/11/2020		100,000	121,000
Republic of Namibia Notes 5.50% due 11/03/2021		800,000	822,000
Republic of Panama Bonds 5.20% due 01/30/2020		384,000	415,680
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	222,000
Republic of Panama Senior Notes 7.13% due 01/29/2026		380,000	456,950
Republic of Panama Senior Notes 7.25% due 03/15/2015		152,000	164,160
Republic of Peru Senior Notes 7.13% due 03/30/2019		670,000	802,325
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	3,200,000	1,367,122
Republic of Peru Senior Notes 8.38% due 05/03/2016		276,000	319,471
Republic of Peru Senior Notes 8.75% due 11/21/2033		100,000	139,500
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,500,000	1,370,625
Republic of Poland Senior Notes 3.88% due 07/16/2015		967,000	1,014,041
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	4,600,000	1,425,377
Republic of Poland Bonds 4.75% due 04/25/2017	PLN	3,500,000	1,178,956
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,105,000	1,185,665
Republic of Poland Senior Notes 5.13% due 04/21/2021		500,000	545,000
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	6,800,000	2,334,486
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	3,500,000	1,219,102
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	1,500,000	530,469
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD	2,250,000	1,815,574
Republic of Slovenia Senior Bonds 4.75% due 05/10/2018*		460,000	462,300
Republic of Slovenia Bonds 5.85% due 05/10/2023*		470,000	473,525
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,942,000	1,864,320
Republic of South Africa Bonds 5.88% due 05/30/2022		200,000	214,500
Republic of South Africa Bonds 6.25% due 03/08/2041		803,000	822,071
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	5,700,000	465,119
Republic of South Africa Senior Notes 8.25% due 09/15/2017	ZAR	16,300,000	1,662,916
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	8,300,000	952,535
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	4,500,000	494,643
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		480,000	444,000
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,915,000	2,005,962
Republic of the Philippines Senior Bonds 6.50% due 01/20/2020		302,000	357,493
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		1,300,000	1,716,000
Republic of the Philippines Senior Notes 9.38% due 01/18/2017		80,000	98,200
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		520,000	780,000

Republic of Turkey Senior Notes 3.25% due 03/23/2023		890,000	762,063
Republic of Turkey Bonds 4.88% due 04/16/2043		340,000	273,190
Republic of Turkey Bonds 5.13% due 03/25/2022		630,000	623,700
Republic of Turkey Bonds 6.00% due 01/14/2041		1,400,000	1,307,250
Republic of Turkey Senior Notes 6.75% due 05/30/2040		180,000	185,175
Republic of Turkey Senior Notes 6.88% due 03/17/2036		1,612,000	1,678,495
Republic of Turkey Senior Notes 7.25% due 03/05/2038		9,000	9,799
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	3,200,000	1,588,034
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	1,150,000	578,104
Republic of Turkey Senior Notes 11.88% due 01/15/2030		216,000	336,690
Republic of Ukraine Bonds 6.75% due 11/14/2017		600,000	528,000
Republic of Ukraine Bonds 7.50% due 04/17/2023		1,407,000	1,196,231
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		1,476,000	1,269,655
Republic of Ukraine Senior Notes 7.95% due 02/23/2021		430,000	378,400
Republic of Venezuela Bonds 7.65% due 04/21/2025		55,000	35,750
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		620,000	443,300
Russian Federation Senior Notes 3.50% due 01/16/2019*		600,000	612,000
Russian Federation Senior Notes 3.63% due 04/29/2015		700,000	725,760
Russian Federation Senior Notes 4.50% due 04/04/2022		800,000	814,400
Russian Federation Senior Notes 4.88% due 09/16/2023*		800,000	818,000
Russian Federation Senior Notes 5.63% due 04/04/2042		400,000	395,500
Russian Federation Senior Notes 5.88% due 09/16/2043*		600,000	600,000
Russian Federation Senior Notes 7.50% due 03/31/2030(3)		2,968,680	3,473,356
Russian Federation Bonds 7.85% due 03/10/2018	RUB	80,000,000	2,478,992
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	261,457
United Mexican States Senior Notes 3.63% due 03/15/2022		758,000	751,178
United Mexican States Senior Bonds 4.75% due 03/08/2044		974,000	855,172
United Mexican States Senior Notes 5.75% due 10/12/2110		356,000	321,290
United Mexican States Bonds 8.50% due 12/13/2018	MXN	16,500,000	1,449,503
United Mexican States Bonds 10.00% due 12/05/2024	MXN	13,500,000	1,339,832
United Mexican States Bonds 10.00% due 11/20/2036	MXN	7,400,000	712,945

			117,066,073

Total Foreign Government Agencies
(cost $122,369,740)			118,121,137

FOREIGN GOVERNMENT TREASURIES - 1.0%
Sovereign - 1.0%
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	2,300,000	3,514,293
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	1,980,000	3,773,083

Total Foreign Government Treasuries
(cost $7,145,945)			7,287,376

U.S. GOVERNMENT AGENCIES - 4.0%
Federal Home Loan Mtg. Corp. - 1.5%

2.50% due 01/01/2028		458,352	459,077
2.50% due 04/01/2028		943,170	944,697
3.00% due 04/01/2043		677,023	651,271
3.50% due 02/01/2042		884,773	891,260
3.50% due 03/01/2042		530,943	534,835
3.50% due 04/01/2042		989,704	996,961
3.50% due 08/01/2042		924,618	931,774
3.50% due 09/01/2043		99,681	100,455
4.00% due 09/01/2040		185,631	193,044
4.50% due 02/01/2020		61,474	65,157
4.50% due 08/01/2020		19,392	20,561
4.50% due 03/01/2023		164,004	175,822

4.50% due 01/01/2039	57,285	61,036
4.50% due 06/01/2040	752,875	810,317
5.00% due 05/01/2034	166,158	182,493
5.00% due 03/01/2038	139,527	150,603
5.00% due 03/01/2039	123,939	133,986
5.00% due 07/01/2040	82,340	89,317
5.50% due 06/01/2022	83,778	91,365
5.50% due 07/01/2035	55,697	60,560
5.50% due 10/01/2037	465,047	503,943
5.50% due 01/01/2038	77,777	84,282
5.50% due 04/01/2038	1,388,596	1,504,736
5.50% due 06/01/2041	414,916	449,619
6.00% due 01/01/2030	1,637	1,798
6.00% due 03/01/2040	227,761	250,251
6.50% due 07/01/2029	1,007	1,138
6.50% due 12/01/2035	150	167
6.50% due 02/01/2036	31,959	35,445
6.50% due 11/01/2037	57,979	66,177
Federal Home Loan Mtg. Corp. REMIC Series 2626, Class SP 6.48% due 02/15/2018(1)(14)	1,511,070	44,655

		10,486,802

Federal National Mtg. Assoc. - 2.2%
3.00% due 10/01/2027	470,296	485,597
3.00% due 12/01/2027	610,881	630,739
3.00% due 03/01/2042	490,509	473,763
3.00% due 05/01/2043	588,205	568,124
3.00% due December TBA	750,000	723,369
3.50% due 09/01/2026	598,615	631,499
3.50% due 08/01/2027	325,320	343,111
3.50% due 06/01/2042	420,969	424,756
3.50% due 07/01/2042	139,625	139,134
3.50% due 08/01/2042	850,973	847,982
3.50% due 09/01/2042	956,275	964,876
3.50% due 08/01/2043	249,622	251,868
4.00% due 06/01/2039	591,128	619,890
4.00% due 09/01/2040	1,307,142	1,363,583
4.00% due 10/01/2040	660,180	688,504
4.00% due 10/01/2041	680,822	710,521
4.00% due 11/01/2041	480,090	501,004
4.00% due 01/01/2042	542,974	566,660
4.00% due December TBA	35,000	36,509
4.50% due 06/01/2019	42,816	45,591
4.50% due 01/01/2039	47,034	50,166
4.50% due 07/01/2040	596,330	644,028
4.50% due 11/01/2040	165,755	177,016
4.50% due 12/01/2041	300,000	320,063
5.00% due 03/15/2016	163,000	179,835
5.00% due 01/01/2023	125,134	135,240
5.00% due 04/01/2023	89,648	95,548
5.00% due 02/01/2036	191,173	207,664
5.00% due 03/01/2037	39,071	42,653
5.00% due 05/01/2040	866,826	945,200
5.00% due 07/01/2040	309,067	337,181
5.50% due 06/01/2038	125,879	138,408
6.00% due 02/01/2032	4,080	4,490
6.00% due 10/01/2034	322	354
6.00% due 10/01/2037	59,437	65,369
6.00% due 11/01/2037	285,494	314,116
6.00% due 09/01/2038	229,358	253,068
6.00% due 11/01/2038	74,828	82,361
6.00% due 06/01/2040	67,272	74,033
6.50% due 12/01/2031	11,158	12,389
6.50% due 02/01/2035	50,860	56,527
6.50% due 07/01/2036	42,919	47,614
6.50% due 11/01/2037	144,642	167,871
6.50% due 10/01/2038	354,907	394,093
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	248,124	247,988

		16,010,355

Government National Mtg. Assoc. - 0.1%
6.00% due 08/15/2039	917,856	1,021,573

Tennessee Valley Authority - 0.2%
1.75% due 10/15/2018	395,000	397,622
3.50% due 12/15/2042	965,000	774,893

		1,172,515

Total U.S. Government Agencies
(cost $28,707,546)		28,691,245

U.S. GOVERNMENT TREASURIES - 4.0%
United States Treasury Bonds - 0.6%
3.13% due 02/15/2043	4,492,700	3,940,237
5.25% due 11/15/2028	67,000	82,494

		4,022,731

United States Treasury Notes - 3.4%
0.13% due 04/15/2018 TIPS(15)	1,531,490	1,579,707
0.25% due 10/31/2015	673,000	672,763
0.50% due 07/31/2017	223,000	220,160
0.63% due 05/31/2017	60,000	59,658
0.75% due 10/31/2017	264,000	261,855
1.00% due 10/31/2016	3,825,000	3,874,308
1.00% due 03/31/2017	788,000	795,326
1.00% due 05/31/2018	4,424,000	4,388,055
1.00% due 08/31/2019	948,000	912,450
1.38% due 06/30/2018	164,000	165,115
1.38% due 07/31/2018	2,952,000	2,969,296
1.50% due 07/31/2016	2,000,000	2,055,000
1.50% due 08/31/2018	1,310,000	1,323,509
1.63% due 08/15/2022	191,000	177,391
1.75% due 05/15/2023	5,109,000	4,706,268
2.00% due 02/15/2022	191,000	185,270
2.50% due 08/15/2023	163,000	159,956
3.63% due 08/15/2019	52,000	57,671
3.88% due 05/15/2018	57,000	63,751

		24,627,509

Total U.S. Government Treasuries
(cost $28,865,539)		28,650,240

LOANS(4)(16)(17) - 1.3%
Casino Hotels - 0.2%

Tropicana Entertainment, Inc. BTL 7.50% due 03/16/2018	985,000	989,104
Twin River Management Group, Inc. BTL-B 5.25% due 09/27/2018	271,598	275,333

		1,264,437

Computer Software - 0.2%

Vertafore, Inc. BTL-1st Lien 4.25% due 10/03/2019	1,592,000	1,603,276

Electric-Distribution - 0.3%

Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020	1,679,492	1,694,188

Gambling (Non-Hotel) - 0.0%

Northfield Park Assoc. LLC BTL-1st Lien 9.00% due 10/23/2018	262,500	267,094

Medical-Drugs - 0.3%

Auxilium Pharmaceuticals, Inc. BTL-B 6.25% due 04/26/2017	2,068,649	2,099,679

Medical-Hospitals - 0.0%

Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	238,200	239,093

Oil Companies-Exploration & Production - 0.1%

Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018	647,315	654,597

Printing-Commercial - 0.2%

Cenveo Corp. BTL-B 6.25% due 02/13/2017	1,292,505	1,301,391

Total Loans
(cost $9,010,025)		9,123,755

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	488,000	430,406
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	720,542
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	427,869

Total Municipal Bonds & Notes
(cost $1,736,190)		1,578,817

PREFERRED SECURITIES - 0.3%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series G 6.30%	24,300	583,200

Diversified Banking Institutions - 0.1%

Citigroup, Inc. Series J 7.13%	37,025	969,685

Electric-Integrated - 0.0%

Entergy Louisiana LLC 4.70%	14,900	283,696

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	5,100	42,483

Telecom Services - 0.1%
Qwest Corp. 6.13%	28,275	567,196

Total Preferred Securities
(cost $2,691,154)		2,446,260

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.8%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series I 5.80% due 06/15/2023(9)	584,000	522,680

Banks-Super Regional - 0.1%

Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(9)	150,000	168,375
Wells Fargo Capital X 5.95% due 12/01/2086	276,000	270,480

		438,855

Diversified Banking Institutions - 0.4%

Barclays PLC VRS 8.25% due 12/15/2018(9)	858,000	887,172
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(9)	1,701,000	1,530,900

JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(9)	243,000	268,515
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	91,000	67,454

		2,754,041

Diversified Financial Services - 0.1%

General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(9)	600,000	567,000

Electric-Integrated - 0.1%

Enel SpA VRS 8.75% due 09/24/2073*	636,000	691,650

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	101,000	10

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	683,000	636,044

Financial Guarantee Insurance - 0.2%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	2,372,000	1,873,880

Food-Dairy Products - 0.2%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,500,000	1,440,000

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	1,923,000	1,886,944

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	755,000	773,875

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,149,000	1,180,597

Total Preferred Securities/Capital Securities
(cost $12,645,145)		12,765,576

WARRANTS† - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/2021*	2,424	24

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(4)(5)(18)	159	49,290
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(4)(5)(18)	157	19,625

		68,915

Total Warrants
(cost $83,715)		68,939

Total Long-Term Investment Securities
(cost $707,616,035)		702,484,500

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Time Deposits - 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/02/2013 (cost $4,760,000)	$4,760,000	4,760,000

TOTAL INVESTMENTS
(cost $712,376,035)(20)	99.2%	707,244,500
Other assets less liabilities	0.8	6,015,354

NET ASSETS	100.0%	$713,259,854

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $207,198,152 representing 29.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $9,367,034 representing 1.3% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Security in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Security in default of principal and interest at maturity.
(9)	Perpetual maturity – maturity date reflects the next call date.
(10)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer.
(11)	Company has filed for bankruptcy protection in country of issuance.
(12)	Security in default of interest.
(13)	Security currently paying interest/dividends in the form of additional securities.
(14)	Interest Only

(15)	Principal amount of security is adjusted for inflation.
(16)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(18)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2013, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00) Warrants	11/11/2010	159	$—	$49,290	$310.00	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00) Warrants	11/11/2010	157	—	19,625	125.00	0.00

				$68,915		0.00%

(19)	Company has filed for Chapter 7 bankruptcy.
(20)	See Note 5 for cost of investments on a tax basis.
BTL -	Bank Term Loan
REMIC-	Real Estate Mortgage Investment Conduit
TBA-	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS-	Treasury Inflation Protected Security
FRS-	Floating Rate Security
VRS-	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2013 and unless noted otherwise the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Columbian Peso

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$6,559,825	$1,200,948	$7,760,773
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	153,777	153,777
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	36,423,694	—	36,423,694
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	320,490,462	—	320,490,462
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	463,200	0	463,200
Special Purpose Entities	—	1,138,722	0	1,138,722
Other Industries*	—	127,320,466	—	127,320,466
Foreign Government Agencies:
Sovereign	—	117,066,073	—	117,066,073
Other Foreign Government Agencies*	—	1,055,064	—	1,055,064
Foreign Government Treasuries	—	7,287,376	—	7,287,376
U.S. Government Agencies	—	28,691,245	—	28,691,245
U.S. Government Treasuries	—	28,650,240	—	28,650,240
Loans	—	9,123,755	—	9,123,755
Municipal Bonds & Notes	—	1,578,817	—	1,578,817
Preferred Securities	2,446,260	—	—	2,446,260
Preferred Securities/Capital Securities	—	12,765,576	—	12,765,576
Warrants:
Oil-Field Services	—	24	—	24
Television	—	—	68,915	68,915
Short-Term Investment Securities:
Time Deposits	—	4,760,000	—	4,760,000

Total	$2,446,260	$703,374,539	$1,423,701	$707,244,500

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of November 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended November 30, 2013, the High Yield Bond Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of November 30, 2013, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended November 30, 2013, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of November 30, 2013, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange—traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures are generally exchange—traded.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. The Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of November 30, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of November 30, 2013, please refer to the Portfolio of Investments.

	High Yield Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts(2)	$7,642	$—

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $553,805.

	Small Cap Value Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$5,080	$—

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $4,819,107.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $251,646 as reported in the Portfolio of Investments.

	Socially Responsible Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$1,360

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $14,814,012.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $588,472 as reported in the Portfolio of Investments.

Note 3. Repurchase Agreements

As of November 30, 2013, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	1.90%	$3,513,000
Socially Responsible	2.20	4,061,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated November 29, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $184,677,000, a repurchase price of $184,677,000 and maturity date of December 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	07/15/2016	$380,000	$382,576
U.S. Treasury Notes	2.13	12/31/2015	179,365,000	187,990,183

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund owned shares of various VALIC Company I or VALIC Company II Funds. During the period ended November 30, 2013, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/2013
VALIC Co. I Blue Chip Growth Fund	$6,649	$—	$15,571,594	$13,825	$—	$—	$2,525,748	$18,111,167
VALIC Co. I Capital Conservation Fund	133,892	—	2,809,271	—	13,761	(431)	46,321	2,841,400
VALIC Co. I Dividend Value Fund	488,766	—	35,871,613	14,414	—	—	3,320,082	39,206,109
VALIC Co. I Emerging Economies Fund	263,851	—	46,391,922	—	26,208,647	1,455,860	2,671,680	24,310,815
VALIC Co. I Foreign Value Fund	139,286	—	4,928,408	7,133,184	—	—	952,523	13,014,115
VALIC Co. I Global Real Estate Fund	298,582	543,802	23,014,801	—	109,903	43,945	1,147,703	24,096,546
VALIC Co. I Government Securities Fund	172,349	36,359	3,719,993	—	38,234	(2,421)	40,772	3,720,110
VALIC Co. I International Equities Fund	195,686	—	13,780,707	6,194,506	—	—	1,822,288	21,797,501
VALIC Co. I International Growth Fund	113,564	—	8,373,834	3,646,484	—	—	1,088,187	13,108,505
VALIC Co. I Mid Cap Index Fund	—	—	17,701,350	24,429	—	—	1,858,058	19,583,837
VALIC Co. I Mid Cap Strategic Growth Fund	—	31,588	1,570,734	23,093	—	—	152,530	1,746,357
VALIC Co. I Nasdaq-100 Index Fund	45,639	233,312	11,668,115	—	874,060	194,619	1,333,904	12,322,578
VALIC Co. I Science & Technology Fund	—	—	11,777,358	324,171	—	—	1,541,485	13,643,014
VALIC Co. I Small Cap Index Fund	—	—	9,192,314	6,615	—	—	1,235,590	10,434,519
VALIC Co. I Small Cap Special Values Fund	45,036	—	9,320,743	32,113	—	—	1,391,517	10,744,373
VALIC Co. I Stock Index Fund	1,101,318	977,969	59,256,437	12,648,461	4,212,959	937,247	5,963,473	74,592,659
VALIC Co. I Value Fund	—	—	2,177,328	—	9,054	1,605	183,005	2,352,884
VALIC Co. II Capital Appreciation Fund	50,763	—	13,103,356	3,592	—	—	1,748,035	14,854,983
VALIC Co. II Core Bond Fund	792,238	493,547	25,725,128	1,489,658	3,027,871	(62,058)	485,652	24,610,509
VALIC Co. II High Yield Bond Fund	232,641	—	7,253,388	1,955,591	—	—	280,779	9,489,758
VALIC Co. II Large Cap Value Fund	—	—	5,853,055	63,714	—	—	629,697	6,546,466
VALIC Co. II Mid Cap Growth Fund	4,669	51,567	5,030,289	8,079	—	—	489,950	5,528,318
VALIC Co. II Mid Cap Value Fund	110,442	—	32,852,458	98,291	—	—	3,767,644	36,718,393
VALIC Co. II Small Cap Growth Fund	—	406,206	5,551,477	11,353	—	—	634,618	6,197,448
VALIC Co. II Small Cap Value Fund	85,028	289,437	19,763,862	51,149	—	—	2,437,604	22,252,615
VALIC Co. II Strategic Bond Fund	—	—	6,874,055	10,085,159	—	—	352,523	17,311,737

	$4,280,399	$3,063,787	$399,133,590	$43,827,881	$34,494,489	$2,568,366	$38,101,368	$449,136,716

† Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/2013
VALIC Co. I Blue Chip Growth Fund	$2,194	$—	$5,370,549	$20,296	$—	$—	$872,460	$6,263,305
VALIC Co. I Capital Conservation Fund	216,642	—	7,164,672	—	19,944	(222)	117,334	7,261,840
VALIC Co. I Dividend Value Fund	144,701	—	10,484,054	37,770	—	—	972,423	11,494,247
VALIC Co. I Emerging Economies Fund	67,970	—	19,596,314	—	12,107,705	492,708	1,219,727	9,201,044
VALIC Co. I Foreign Value Fund	42,947	—	2,449,978	3,307,075	—	—	462,783	6,219,836
VALIC Co. I Global Real Estate Fund	70,329	128,088	7,129,294	—	11,027	3,664	365,118	7,487,049
VALIC Co. I Government Securities Fund	177,351	37,415	5,657,400	—	22,378	(1,125)	59,517	5,693,414
VALIC Co. I Inflation Protected Fund	444,835	—	11,573,465	—	12,981	741	114,413	11,675,638
VALIC Co. I International Equities Fund	24,414	—	2,660,734	4,561,889	—	—	462,434	7,685,057
VALIC Co. I International Growth Fund	23,005	—	1,700,495	2,227,687	—	—	273,379	4,201,561
VALIC Co. I Mid Cap Index Fund	—	—	7,904,928	43,940	—	—	831,409	8,780,277
VALIC Co. I Nasdaq-100 Index Fund	3,984	20,367	2,882,445	—	323,967	72,135	296,640	2,927,253
VALIC Co. I Science & Technology Fund	—	—	2,434,433	474,996	—	—	336,160	3,245,589
VALIC Co. I Small Cap Index Fund	—	—	4,114,871	31,737	—	—	555,000	4,701,608
VALIC Co. I Small Cap Special Values Fund	8,056	—	1,742,403	8,241	—	—	260,335	2,010,979
VALIC Co. I Stock Index Fund	374,361	332,432	23,292,588	6,285,252	2,056,505	366,526	2,262,126	30,149,987
VALIC Co. I Value Fund	—	—	630,666	—	924	164	53,397	683,303
VALIC Co. II Capital Appreciation Fund	13,512	—	2,708,287	18,239	—	—	362,465	3,088,991
VALIC Co. II Core Bond Fund	1,322,638	823,974	58,654,875	4,164,780	8,504,524	(420,918)	1,381,524	55,275,737
VALIC Co. II High Yield Bond Fund	793,839	—	19,557,688	4,590,996	—	—	742,042	24,890,726
VALIC Co. II Large Cap Value Fund	—	—	1,977,776	118,926	—	—	219,591	2,316,293
VALIC Co. II Mid Cap Growth Fund	889	9,819	951,926	—	3,334	861	91,664	1,041,117
VALIC Co. II Mid Cap Value Fund	35,314	—	10,901,811	65,613	—	—	1,252,323	12,219,747
VALIC Co. II Small Cap Growth Fund	—	29,668	389,094	—	7,328	1,298	42,782	425,846
VALIC Co. II Small Cap Value Fund	21,205	72,181	5,104,937	24,747	—	—	630,305	5,759,989
VALIC Co. II Strategic Bond Fund	1,363,083	330,705	45,312,021	2,345,785	—	—	1,366,532	49,024,338

	$5,151,269	$1,784,649	$262,347,704	$28,327,969	$23,070,617	$515,832	$15,603,883	$283,724,771

† Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/2013
VALIC Co. I Blue Chip Growth Fund	$7,893	$—	$17,783,041	$63,558	$—	$—	$2,888,588	$20,735,187
VALIC Co. I Capital Conservation Fund	297,611	—	10,666,301	—	713	(8)	174,504	10,840,084
VALIC Co. I Dividend Value Fund	559,938	—	36,614,182	—	17,255	4,926	3,381,906	39,983,759
VALIC Co. I Emerging Economies Fund	268,029	—	57,395,301	—	32,622,647	1,771,405	3,329,193	29,873,252
VALIC Co. I Foreign Value Fund	148,777	—	6,760,162	7,706,050	—	—	1,213,228	15,679,440
VALIC Co. I Global Real Estate Fund	303,004	551,855	26,284,043	—	58,574	31,252	1,328,637	27,585,358
VALIC Co. I Government Securities Fund	320,247	67,560	9,913,876	—	105,686	(6,691)	108,891	9,910,390
VALIC Co. I Inflation Protected Fund	435,836	—	10,304,771	21,953	—	—	102,410	10,429,134
VALIC Co. I International Equities Fund	173,570	—	17,980,869	9,594,188	—	—	2,427,365	30,002,422
VALIC Co. I International Growth Fund	107,409	—	7,961,691	5,473,895	—	—	1,105,336	14,540,922
VALIC Co. I Mid Cap Index Fund	—	—	22,172,499	91,086	—	—	2,330,408	24,593,993
VALIC Co. I Mid Cap Strategic Growth Fund	—	27,208	1,287,865	—	24,769	4,881	118,665	1,386,642
VALIC Co. I Nasdaq-100 Index Fund	46,852	239,509	13,723,443	—	67,322	14,990	1,861,257	15,532,368
VALIC Co. I Science & Technology Fund	—	—	14,605,507	454,314	—	—	1,913,896	16,973,717
VALIC Co. I Small Cap Index Fund	—	—	12,300,419	56,355	—	—	1,656,500	14,013,274
VALIC Co. I Small Cap Special Values Fund	42,142	—	8,938,350	47,878	—	—	1,336,014	10,322,242
VALIC Co. I Stock Index Fund	1,378,566	1,224,165	73,877,475	17,347,656	2,496,880	404,885	8,409,362	97,542,498
VALIC Co. I Value Fund	—	—	2,664,157	—	3,228	572	225,724	2,887,225
VALIC Co. II Capital Appreciation Fund	55,605	—	14,338,867	19,320	—	—	1,913,886	16,272,073
VALIC Co. II Core Bond Fund	2,062,474	1,284,876	98,644,313	6,824,484	8,717,033	(82,289)	1,741,608	98,411,083
VALIC Co. II High Yield Bond Fund	1,075,535	—	23,130,051	8,546,227	—	—	946,304	32,622,582
VALIC Co. II Large Cap Value Fund	—	—	5,941,002	236,508	—	—	651,181	6,828,691
VALIC Co. II Mid Cap Growth Fund	5,179	57,194	5,698,725	48,916	—	—	556,637	6,304,278
VALIC Co. II Mid Cap Value Fund	141,165	—	42,817,839	207,597	—	—	4,915,479	47,940,915
VALIC Co. II Small Cap Growth Fund	—	357,589	4,946,689	43,348	—	—	567,113	5,557,150
VALIC Co. II Small Cap Value Fund	86,435	294,227	20,559,468	84,018	—	—	2,537,548	23,181,034
VALIC Co. II Strategic Bond Fund	1,210,530	293,695	38,889,074	8,047,177	—	—	1,262,885	48,199,136

	$8,726,797	$4,397,878	$606,199,980	$64,914,528	$44,114,107	$2,143,923	$49,004,525	$678,148,849

† Includes reinvestment of distributions paid.

Note 5. Federal Income Taxes

As of November 30, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$366,628,950	$87,819,439	$(5,311,673)	$82,507,766
Capital Appreciation	57,452,163	22,128,349	(157,356)	21,970,993
Conservative Growth Lifestyle	260,528,802	25,304,769	(2,108,800)	23,195,969
Core Bond	882,189,546	8,837,464	(13,606,625)	(4,769,161)
High Yield Bond	367,802,592	16,634,156	(10,472,064)	6,162,092
International Opportunities	450,105,664	116,576,990	(10,922,998)	105,653,992
Large Cap Value	158,788,206	49,626,074	(1,470,921)	48,155,153
Mid Cap Growth	130,499,291	26,429,642	(1,633,180)	24,796,462
Mid Cap Value	716,744,858	239,170,447	(9,712,694)	229,457,753
Moderate Growth Lifestyle	581,156,528	103,665,288	(6,672,967)	96,992,321
Money Market II	190,539,566	—	—	—
Small Cap Growth	89,579,717	29,484,497	(4,093,979)	25,390,518
Small Cap Value	436,117,472	132,700,052	(13,457,319)	119,242,733
Socially Responsible	457,458,316	181,497,465	(7,340,229)	174,157,236
Strategic Bond	713,425,433	12,650,418	(18,831,351)	(6,180,933)

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 28, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 28, 2014